Schedule of Investments(a)
Invesco China Real Estate ETF (TAO)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.71%
Diversified Real Estate Activities-24.11%
Chinese Estates Holdings Ltd. (Hong Kong)	111,231	$78,689
Far East Consortium International Ltd. (Hong Kong)	238,134	102,184
Gemdale Properties & Investment Corp. Ltd. (China)	1,628,769	220,215
Hang Lung Properties Ltd. (Hong Kong)	439,025	914,972
Henderson Land Development Co. Ltd. (Hong Kong)	382,271	1,712,919
Joy City Property Ltd. (China)	828,763	82,732
Kerry Properties Ltd. (Hong Kong)	138,829	385,981
New World Development Co. Ltd. (Hong Kong)	1,331,639	1,660,797
Shenzhen Investment Ltd. (China)	615,099	212,943
Sun Hung Kai Properties Ltd. (Hong Kong)	162,783	2,256,877
Swire Pacific Ltd., Class A (Hong Kong)	113,502	994,283
Swire Pacific Ltd., Class B (Hong Kong)	208,019	294,082
Wharf Holdings Ltd. (The) (Hong Kong)	255,363	630,556
Wheelock & Co. Ltd. (Hong Kong)	180,998	1,103,175
		10,650,405
Diversified REITs-0.85%
Sunlight REIT (Hong Kong)	234,767	149,527
Yuexiu REIT (Hong Kong)	342,102	224,577
		374,104
Office REITs-0.88%
Champion REIT (Hong Kong)	464,439	279,062
Prosperity REIT (Hong Kong)	287,302	109,666
		388,728
Real Estate Development-55.06%
Agile Group Holdings Ltd. (China)	336,666	444,166
China Aoyuan Group Ltd. (China)	299,782	400,584
China Evergrande Group (China)	703,142	1,547,937
China Jinmao Holdings Group Ltd. (China)	1,120,895	750,360
China Overseas Grand Oceans Group Ltd. (China)	381,798	251,559
China Overseas Land & Investment Ltd. (China)	648,343	2,087,981
China Resources Land Ltd. (China)	506,634	2,109,329
China SCE Group Holdings Ltd. (China)	485,693	255,420
China South City Holdings Ltd. (China)	1,039,507	115,862
China Vanke Co. Ltd., H Shares (China)	366,753	1,289,323
CIFI Holdings Group Co. Ltd. (China)	861,382	590,943
CK Asset Holdings Ltd. (Hong Kong)	352,291	2,250,922
Country Garden Holdings Co. Ltd. (China)	1,549,560	1,962,762
Greentown China Holdings Ltd. (China)	302,978	360,012
Guangzhou R&F Properties Co. Ltd., H Shares (China)	299,482	449,808
Hopson Development Holdings Ltd. (China)	154,909	141,576
Jiayuan International Group Ltd. (China)	283,822	102,031
K Wah International Holdings Ltd. (Hong Kong)	348,279	170,058
Kaisa Group Holdings Ltd. (China)(b)	494,628	205,068
KWG Group Holdings Ltd. (China)(b)	273,193	353,700
Logan Property Holdings Co. Ltd. (China)	294,414	445,458
Longfor Group Holdings Ltd. (China)(c)	333,184	1,404,379
Midea Real Estate Holding Ltd. (China)(c)	58,171	162,820
	Shares	Value
Real Estate Development-(continued)
Poly Property Group Co. Ltd. (China)	451,841	$175,647
Powerlong Real Estate Holdings Ltd. (China)	337,084	184,323
Redco Properties Group Ltd. (China)(c)	206,828	91,105
Ronshine China Holdings Ltd. (China)(b)(c)	139,440	147,556
Seazen Group Ltd. (China)(b)	397,407	398,044
Shimao Property Holdings Ltd. (China)	230,178	743,622
Shui On Land Ltd. (China)	807,837	161,356
Sino Land Co. Ltd. (Hong Kong)	696,467	947,588
Sino-Ocean Group Holding Ltd. (China)	725,913	260,542
Sunac China Holdings Ltd. (China)	427,944	2,063,542
Times China Holdings Ltd. (China)	171,836	300,421
Yanlord Land Group Ltd. (China)	153,046	128,047
Yuexiu Property Co. Ltd. (China)	1,439,557	288,815
Yuzhou Properties Co. Ltd. (China)	413,916	191,440
Zall Smart Commerce Group Ltd. (China)(b)	988,682	88,752
Zhenro Properties Group Ltd. (China)(c)	487,015	300,109
		24,322,967
Real Estate Operating Companies-11.81%
China Dili Group (China)(b)	651,258	198,376
China Logistics Property Holdings Co. Ltd. (China)(b)(c)	369,666	145,055
Hang Lung Group Ltd. (Hong Kong)	199,664	494,343
Hongkong Land Holdings Ltd. (Hong Kong)	271,258	1,432,238
Hysan Development Co. Ltd. (Hong Kong)	142,827	533,073
Red Star Macalline Group Corp. Ltd., H Shares (China)(c)	149,063	112,153
SOHO China Ltd. (China)	435,940	166,042
Swire Properties Ltd. (Hong Kong)	244,694	756,482
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	268,552	1,380,563
		5,218,325
Real Estate Services-0.71%
China Overseas Property Holdings Ltd. (China)	300,084	182,391
E-House China Enterprise Holdings Ltd. (China)(c)	152,073	131,601
		313,992
Retail REITs-6.29%
Fortune REIT (Hong Kong)	328,810	374,410
Link REIT (Hong Kong)	238,259	2,402,778
		2,777,188
Total Common Stocks & Other Equity Interests (Cost $50,084,334)		44,045,709
Money Market Funds-0.46%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(d) (Cost $202,147)	202,147	202,147
TOTAL INVESTMENTS IN SECURITIES-100.17% (Cost $50,286,481)		44,247,856
OTHER ASSETS LESS LIABILITIES-(0.17)%		(73,230)
NET ASSETS-100.00%		$44,174,626

Invesco China Real Estate ETF (TAO)—(continued)
January 31, 2020
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2020 was $2,494,778, which represented 5.65% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.

This Fund has holdings greater than 10% of net assets in the following countries:
China	50.72%
Hong Kong	48.99%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco China Small Cap ETF (HAO)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-4.29%
Bilibili, Inc., ADR (China)(b)	20,239	$436,150
Bitauto Holdings Ltd., ADR (China)(b)	6,631	100,128
Changyou.com Ltd., ADR (China)	4,214	44,963
China Literature Ltd. (China)(b)(c)	54,218	225,258
CITIC Telecom International Holdings Ltd. (China)	392,206	135,644
HUYA, Inc., ADR (China)(b)	14,804	264,695
iDreamSky Technology Holdings Ltd. (China)(b)(c)	125,962	80,187
IMAX China Holding, Inc. (Hong Kong)(c)	28,520	52,799
Leyou Technologies Holdings Ltd. (China)(b)	259,643	83,255
NetDragon Websoft Holdings Ltd. (Hong Kong)	66,408	160,710
Qutoutiao, Inc., ADR (China)(b)	31,348	129,154
Sogou, Inc., ADR (China)(b)	16,109	65,725
Sohu.com Ltd., ADR (China)(b)	7,717	82,032
Tencent Music Entertainment Group, ADR (China)(b)	10,981	139,349
Wise Talent Information Technology Co. Ltd. (China)(b)(c)	47,654	106,049
		2,106,098
Consumer Discretionary-14.51%
Ajisen (China) Holdings Ltd. (Hong Kong)	156,106	43,578
BAIC Motor Corp. Ltd., H Shares (China)(c)	403,721	198,911
Baozun, Inc., ADR (China)(b)	9,872	297,246
Bosideng International Holdings Ltd. (China)	937,437	307,698
Bright Scholar Education Holdings Ltd., ADR (China)	7,869	67,516
Chaowei Power Holdings Ltd. (China)	129,639	43,065
China Dongxiang Group Co. Ltd. (China)	932,077	95,531
China Education Group Holdings Ltd. (China)(c)	128,646	157,437
China First Capital Group Ltd. (Hong Kong)(b)	873,015	27,879
China Harmony New Energy Auto Holding Ltd. (China)	183,732	93,889
China Kepei Education Group Ltd. (China)(c)	127,806	67,820
China Lilang Ltd. (China)	118,532	83,954
China Maple Leaf Educational Systems Ltd. (China)	381,962	137,281
China Meidong Auto Holdings Ltd. (China)	104,070	127,675
China New Higher Education Group Ltd. (China)(c)	189,041	64,594
China Travel International Investment Hong Kong Ltd. (China)	565,671	90,186
China Yongda Automobiles Services Holdings Ltd. (China)	314,097	331,086
China Yuhua Education Corp. Ltd. (China)(c)	285,761	197,349
China ZhengTong Auto Services Holdings Ltd. (China)	231,624	61,529
Citychamp Watch & Jewellery Group Ltd. (Hong Kong)(b)	345,403	74,286
Crystal International Group Ltd. (Hong Kong)(c)	145,814	50,465
Fosun Tourism Group (Hong Kong)(c)	59,886	78,318
Fu Shou Yuan International Group Ltd. (China)	279,196	234,757
Fuyao Glass Industry Group Co. Ltd., H Shares (China)(c)	128,884	366,910
Golden Eagle Retail Group Ltd. (China)	111,230	114,884
GOME Retail Holdings Ltd. (China)(b)	2,745,912	253,060
Goodbaby International Holdings Ltd. (China)(b)	230,210	41,918
Haichang Ocean Park Holdings Ltd. (China)(b)(c)	326,564	29,676
Hailiang Education Group, Inc., ADR (China)(b)	1,051	74,726
Hisense Home Appliances Group Co. Ltd., H Shares (China)	85,429	86,820
	Shares	Value
Consumer Discretionary-(continued)
Hope Education Group Co. Ltd. (China)(c)	544,086	$108,629
Imperial Pacific International Holdings Ltd. (Hong Kong)(b)	13,354,173	104,329
JNBY Design Ltd. (China)(c)	54,114	62,925
Kandi Technologies Group, Inc. (China)(b)	9,720	38,686
Kasen International Holdings Ltd. (China)(b)	152,896	65,816
Koolearn Technology Holding Ltd. (China)(b)(c)	62,056	215,252
Luckin Coffee, Inc., ADR (China)(b)	9,486	308,200
Maoyan Entertainment (China)(b)(c)	106,628	168,268
Niu Technologies, ADR (China)(b)	6,705	58,736
OneSmart International Education Group Ltd., ADR (China)(b)	18,201	107,932
Pou Sheng International (Holdings) Ltd. (Hong Kong)	519,528	154,931
Puxin Ltd., ADR (China)(b)	9,556	73,390
Q Technology Group Co. Ltd. (China)(b)(c)	97,658	137,335
Qingling Motors Co. Ltd., H Shares (China)	190,751	44,555
Shanghai Jin Jiang Capital Co. Ltd., H Shares (China)	316,695	52,668
Skyworth Group Ltd. (Hong Kong)(b)	434,354	116,160
TCL Electronics Holdings Ltd. (China)	199,318	89,156
Tianli Education International Holdings Ltd (China)(c)	281,172	125,235
Tianneng Power International Ltd. (China)	180,961	120,626
Uxin Ltd., ADR (China)(b)	26,460	65,092
Virscend Education Co. Ltd. (China)(c)	410,314	94,431
Wisdom Education International Holdings Co. Ltd. (China)(c)	140,753	53,009
Xiabuxiabu Catering Management China Holdings Co. Ltd. (China)(b)(c)	106,940	114,723
Xinhua Winshare Publishing and Media Co. Ltd., H Shares (China)	112,891	77,690
Xtep International Holdings Ltd. (China)	299,923	136,098
Yadea Group Holdings Ltd. (China)(c)	260,318	67,059
Zhongsheng Group Holdings Ltd. (China)	126,705	468,695
		7,129,670
Consumer Staples-4.17%
Ausnutria Dairy Corp. Ltd. (China)	168,698	205,232
China Agri-Industries Holdings Ltd. (China)	562,183	301,295
China Foods Ltd. (China)	186,158	70,352
China Huishan Dairy Holdings Co. Ltd. (China)(b)(d)	1,348,437	0
China Huiyuan Juice Group Ltd. (China)(b)(d)	222,871	0
China Modern Dairy Holdings Ltd. (China)(b)	628,383	78,279
COFCO Meat Holdings Ltd. (China)(b)(c)	188,970	39,893
CP Pokphand Co. Ltd. (Hong Kong)	1,353,233	118,301
Dali Foods Group Co. Ltd. (China)(c)	523,142	366,038
Health & Happiness H&H International Holdings Ltd. (China)	54,122	226,313
Nissin Foods Co. Ltd. (Hong Kong)	71,206	57,490
Uni-President China Holdings Ltd. (China)	319,028	324,157
Vinda International Holdings Ltd. (Hong Kong)	76,277	184,875
Zhou Hei Ya International Holdings Co. Ltd. (China)(c)	152,006	74,793
		2,047,018
Energy-2.59%
Anton Oilfield Services Group (China)	506,610	46,999
China Coal Energy Co. Ltd., H Shares (China)	533,364	181,332
China Suntien Green Energy Corp. Ltd., H Shares (China)	433,323	112,454

Invesco China Small Cap ETF (HAO)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Energy-(continued)
COSCO SHIPPING Energy Transportation Co. Ltd., H Shares (China)	268,197	$116,417
Sinopec Kantons Holdings Ltd. (China)	252,761	98,716
Sinopec Oilfield Service Corp., H Shares (China)(b)	539,377	54,876
United Energy Group Ltd. (Hong Kong)	1,940,972	344,209
Yanzhou Coal Mining Co. Ltd., H Shares (China)	427,545	315,257
		1,270,260
Financials-8.86%
360 Finance, Inc., ADR (China)(b)	12,662	115,604
Bank of Chongqing Co. Ltd., H Shares (China)	120,955	64,177
Bank of Zhengzhou Co. Ltd., H Shares (China)(c)	229,136	71,094
Central China Securities Co. Ltd., H Shares (China)(c)	287,453	55,247
China Everbright Bank Co. Ltd., H Shares (China)	774,830	310,626
China Everbright Ltd. (China)	215,444	327,702
China Huarong Asset Management Co. Ltd., H Shares (China)(c)	2,232,654	292,741
China Merchants Securities Co. Ltd., H Shares (China)(c)	192,283	219,209
China Minsheng Financial Holding Corp. Ltd. (China)(b)	4,431,723	57,074
China Reinsurance Group Corp., H Shares (China)	1,548,120	219,863
China Renaissance Holdings Ltd. (China)(b)(c)	47,014	84,352
Chong Sing Holdings FinTech Gr (China)(b)(d)	4,230,158	6,537
Chongqing Rural Commercial Bank Co. Ltd., H Shares (China)	595,206	272,131
CSC Financial Co. Ltd., H Shares (China)(c)	202,208	157,925
Everbright Securities Co. Ltd., H Shares (China)(c)	75,589	51,603
Fanhua, Inc., ADR (China)	11,679	275,741
FinVolution Group, ADR (China)	27,991	56,542
Guotai Junan International Holdings Ltd. (Hong Kong)	670,219	113,720
Guotai Junan International Holdings Ltd., Rts., expiring 03/09/2020 (Hong Kong)(b)(d)	223,406	0
Guotai Junan Securities Co. Ltd., H Shares (China)(c)	187,914	297,936
Jiangxi Bank Co. Ltd., H Shares (China)(c)	103,158	54,336
LexinFintech Holdings Ltd., ADR (China)(b)	15,012	199,660
Noah Holdings Ltd., ADR (China)(b)	6,168	209,280
Orient Securities Co. Ltd., H Shares (China)(c)	184,942	101,669
Qudian, Inc., ADR (China)(b)	29,677	85,470
Sheng Ye Capital Ltd. (China)(c)	83,682	75,115
Shengjing Bank Co. Ltd., H Shares (China)(c)	149,714	132,081
Shenwan Hongyuan Group Co. Ltd., H Shares (China)(b)(c)	345,440	80,303
Yixin Group Ltd. (China)(b)(c)	537,478	113,002
Zhengqi Financial Holding Corp., Rts., TBA (China)(b)(d)	13,210	0
ZhongAn Online P&C Insurance Co. Ltd., H Shares (China)(b)(c)	79,024	252,448
		4,353,188
Health Care-10.10%
3SBio, Inc. (China)(b)(c)	194,244	248,275
AK Medical Holdings Ltd. (China)(c)	80,450	114,218
Anxin-China Holdings Ltd. (China)(b)(d)	2,827,938	0
CanSino Biologics, Inc. (China)(b)(c)	12,234	98,445
	Shares	Value
Health Care-(continued)
China Animal Healthcare Ltd. (China)(b)(d)	863,000	$0
China Grand Pharmaceutical and Healthcare Holdings Ltd. (Hong Kong)	379,026	238,672
China Resources Medical Holdings Co. Ltd. (China)	211,831	112,873
China Resources Pharmaceutical Group Ltd. (China)(c)	416,240	348,001
China Shineway Pharmaceutical Group Ltd. (China)	71,707	62,025
Consun Pharmaceutical Group Ltd. (China)	108,889	56,093
CStone Pharmaceuticals (China)(b)(c)	121,416	169,706
Essex Bio-technology Ltd. (China)	107,590	73,840
Genertec Universal Medical Group Co. Ltd. (China)(c)	271,653	185,177
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., H Shares (China)	56,834	182,079
Hua Han Health Industry Holdings Ltd. (Hong Kong)(b)(d)	2,279,911	0
Lifetech Scientific Corp. (China)(b)	596,783	108,004
Livzon Pharmaceutical Group, Inc., H Shares (China)	40,002	137,142
Luye Pharma Group Ltd. (China)(c)	449,641	288,127
MicroPort Scientific Corp. (China)	144,272	157,367
Ping An Healthcare and Technology Co. Ltd. (China)(b)(c)	40,802	350,778
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares (China)	131,000	349,542
Shanghai Haohai Biological Technology Co. Ltd., H Shares (China)(b)(c)	10,244	50,983
Shanghai Junshi Biosciences Co. Ltd., H Shares (China)(b)(c)	25,552	77,650
Sihuan Pharmaceutical Holdings Group Ltd. (China)	919,002	103,570
Sinovac Biotech Ltd. (China)(b)(d)	8,228	26,618
SSY Group Ltd. (Hong Kong)	409,411	376,765
Tong Ren Tang Technologies Co. Ltd., H Shares (China)	150,850	138,615
United Laboratories International Holdings Ltd. (The) (Hong Kong)	162,901	107,623
Viva Biotech Holdings (China)(c)	218,638	106,437
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares (China)(c)	30,134	173,183
Zai Lab Ltd., ADR (China)(b)	10,265	523,412
		4,965,220
Industrials-18.61%
51job, Inc., ADR (China)(b)	6,593	475,685
A-Living Services Co. Ltd., U Shares (China)(c)	85,078	282,108
Anhui Expressway Co. Ltd., H Shares (China)	78,338	44,005
AviChina Industry & Technology Co. Ltd., H Shares (China)	699,548	291,434
BEST, Inc., ADR (China)(b)	54,912	291,583
CAR, Inc. (China)(b)	183,262	121,451
China Aircraft Leasing Group Holdings Ltd. (China)(c)	72,642	74,232
China Communications Services Corp. Ltd., H Shares (China)	609,761	408,591
China Eastern Airlines Corp. Ltd., H Shares (China)(b)	514,426	234,808
China High Speed Transmission Equipment Group Co. Ltd. (Hong Kong)	108,275	64,761
China International Marine Containers Group Co. Ltd., H Shares (China)	115,789	101,338

Invesco China Small Cap ETF (HAO)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Industrials-(continued)
China Lesso Group Holdings Ltd. (China)	253,349	$326,119
China Machinery Engineering Corp., H Shares (China)	210,948	78,548
China Southern Airlines Co. Ltd., H Shares (China)	392,910	215,660
China State Construction International Holdings Ltd. (China)	450,970	357,015
CIMC Enric Holdings Ltd. (China)	157,729	80,238
COSCO SHIPPING Development Co. Ltd., H Shares (China)	938,891	99,910
COSCO SHIPPING Holdings Co. Ltd., H Shares (China)(b)	657,610	233,527
COSCO SHIPPING Ports Ltd. (China)	432,546	305,401
CSSC Offshore and Marine Engineering Group Co. Ltd., H Shares (China)(b)	62,645	40,765
Dalian Port PDA Co. Ltd., H Shares (China)	434,855	47,512
Dongfang Electric Corp. Ltd., H Shares (China)	86,836	45,163
Ever Sunshine Lifestyle Services Group Ltd. (China)(c)	118,510	93,883
Fullshare Holdings Ltd. (Hong Kong)(b)	2,366,682	46,336
Greentown Service Group Co. Ltd. (China)(c)	305,921	323,521
Guangshen Railway Co. Ltd., H Shares (China)	364,071	100,952
Haitian International Holdings Ltd. (China)	167,086	358,578
Harbin Electric Co. Ltd., H Shares (China)(b)	171,863	44,811
Jiangsu Expressway Co. Ltd., H Shares (China)	311,009	384,934
Lonking Holdings Ltd. (China)	481,164	127,003
Metallurgical Corp. of China Ltd., H Shares (China)	730,984	142,241
Qingdao Port International Co. Ltd., H Shares (China)(c)	263,408	171,250
Sany Heavy Equipment International Holdings Co. Ltd. (China)	243,628	117,657
Seaspan Corp. (Hong Kong)	19,233	232,142
Shanghai Electric Group Co. Ltd., H Shares (China)	757,163	224,281
Shanghai Industrial Holdings Ltd. (China)	111,240	195,884
Shenzhen Expressway Co. Ltd., H Shares (China)	176,827	228,030
Shougang Concord International Enterprises Co. Ltd. (China)	2,137,725	93,905
Sichuan Expressway Co. Ltd., H Shares (China)	193,875	53,049
Sinopec Engineering Group Co. Ltd., H Shares (China)	345,415	185,658
Sinotrans Ltd., H Shares (China)	547,628	167,299
Sinotruk Hong Kong Ltd. (China)	168,965	288,769
SITC International Holdings Co. Ltd. (China)	333,624	391,901
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares (China)	197,130	207,040
Yuexiu Transport Infrastructure Ltd. (China)	217,504	189,750
Zhejiang Expressway Co. Ltd., H Shares (China)	364,960	297,112
Zoomlion Heavy Industry Science and Technology Co. Ltd., H Shares (China)	353,631	260,050
		9,145,890
Information Technology-6.92%
21Vianet Group, Inc., ADR (China)(b)	14,468	133,684
AsiaInfo Technologies Ltd. (China)(b)(c)	55,504	65,954
AVIC International Holdings Ltd., H Shares (China)(b)	71,206	74,570
BYD Electronic International Co. Ltd. (China)	160,641	306,415
Camsing International Holding Ltd. (Hong Kong)(b)(d)	122,874	18,356
	Shares	Value
Information Technology-(continued)
China Railway Signal & Communication Corp. Ltd., H Shares (China)(c)	360,460	$173,434
Chinasoft International Ltd. (China)	498,719	291,306
Comba Telecom Systems Holdings Ltd. (Hong Kong)	360,647	130,981
Daqo New Energy Corp., ADR (China)(b)	2,366	119,672
Digital China Holdings Ltd. (Hong Kong)	258,369	130,777
GCL-Poly Energy Holdings Ltd. (China)(b)	3,446,940	130,329
Hi Sun Technology China Ltd. (Hong Kong)(b)	467,877	68,241
Hollysys Automation Technologies Ltd. (China)	14,142	210,857
Hua Hong Semiconductor Ltd. (China)(c)	100,370	239,803
Huami Corp., ADR (China)(b)	5,692	79,347
JinkoSolar Holding Co. Ltd., ADR (China)(b)	8,101	151,489
Ju Teng International Holdings Ltd. (China)	216,759	49,862
Kingboard Laminates Holdings Ltd. (Hong Kong)	227,818	232,580
Legend Holdings Corp., H Shares (China)(c)	139,365	259,255
Link Motion, Inc., ADR (China)(b)(d)	35,350	0
Meitu, Inc. (China)(b)(c)	417,316	80,396
National Agricultural Holdings Ltd., ADR (China)(b)(d)	308,064	0
O-Net Technologies Group Ltd. (China)	104,860	54,693
Shanghai Fudan Microelectronics Group Co. Ltd., H Shares (China)(b)	67,558	46,765
Wasion Holdings Ltd. (China)	106,229	41,984
Weimob, Inc. (China)(b)(c)	460,016	243,182
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., H Shares (China)(c)	39,226	66,747
		3,400,679
Materials-9.48%
Aluminum Corp. of China Ltd., H Shares (China)(b)	1,005,386	293,206
Angang Steel Co. Ltd., H Shares (China)	359,693	120,944
Asia Cement China Holdings Corp. (China)	107,702	135,440
BBMG Corp., H Shares (China)	541,915	145,167
China BlueChemical Ltd., H Shares (China)	415,563	88,378
China Hongqiao Group Ltd. (China)	414,486	203,105
China Metal Resources Utilization Ltd. (China)(b)(c)	330,130	137,387
China Molybdenum Co. Ltd., H Shares (China)	922,680	338,392
China Oriental Group Co. Ltd. (China)	293,792	100,488
China Risun Group Ltd., H Shares (China)(c)	251,048	81,361
China Shanshui Cement Group Ltd. (China)(b)	325,000	110,792
China Tianrui Group Cement Co. Ltd. (China)(b)	239,136	215,740
China Zhongwang Holdings Ltd. (China)	361,818	119,389
CPMC Holdings Ltd. (China)	189,587	71,284
Dongyue Group Ltd. (China)	294,496	133,863
Fufeng Group Ltd. (China)	272,101	104,966
Ganfeng Lithium Co. Ltd. (China)(c)	24,100	61,472
Greatview Aseptic Packaging Co. Ltd. (China)	190,921	76,222
Huabao International Holdings Ltd. (Hong Kong)	206,823	66,895
Jiangxi Copper Co. Ltd., H Shares (China)	293,444	344,173
Jinchuan Group International Resources Co. Ltd. (China)	741,158	61,684
Lee & Man Paper Manufacturing Ltd. (China)	323,305	223,324
Maanshan Iron & Steel Co. Ltd., H Shares (China)	442,346	156,418
MMG Ltd. (China)(b)	554,883	123,696
Shandong Gold Mining Co. Ltd., H Shares (China)(c)	76,206	188,151
Shougang Fushan Resources Group Ltd. (China)	866,318	170,369

Invesco China Small Cap ETF (HAO)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Materials-(continued)
Silver Grant International Holdings Group Ltd. (China)(b)	300,760	$44,931
Sinofert Holdings Ltd. (China)	448,662	43,730
Sinopec Shanghai Petrochemical Co. Ltd., H Shares (China)	781,768	199,651
Tiangong International Co. Ltd. (China)	253,086	85,821
West China Cement Ltd. (China)	652,188	104,911
Zhaojin Mining Industry Co. Ltd., H Shares (China)	266,957	307,713
		4,659,063
Real Estate-16.91%
Beijing Capital Land Ltd., H Shares (China)	325,582	85,267
Beijing North Star Co. Ltd., H Shares (China)	180,376	51,333
C&D International Investment Group Ltd. (China)	62,990	77,825
Central China Real Estate Ltd. (China)	174,152	99,337
China Aoyuan Group Ltd. (China)	328,848	439,424
China Dili Group (China)(b)	712,868	217,143
China Logistics Property Holdings Co. Ltd. (China)(b)(c)	404,787	158,836
China Overseas Grand Oceans Group Ltd. (China)	418,654	275,843
China Overseas Property Holdings Ltd. (China)	326,131	198,222
China SCE Group Holdings Ltd. (China)	532,717	280,149
China South City Holdings Ltd. (China)	1,138,208	126,863
Colour Life Services Group Co. Ltd. (China)(c)	96,632	45,272
Dexin China Holdings Co. Ltd. (China)(c)	185,524	71,198
E-House China Enterprise Holdings Ltd. (China)(c)	166,786	144,334
Fantasia Holdings Group Co. Ltd. (China)	323,619	57,531
Greentown China Holdings Ltd. (China)	331,926	394,410
Guorui Properties Ltd. (China)(c)	193,436	37,838
Hopson Development Holdings Ltd. (China)	167,248	152,853
Jiayuan International Group Ltd. (China)	310,909	111,769
Joy City Property Ltd. (China)	908,633	90,705
Kaisa Group Holdings Ltd. (China)(b)	542,154	224,772
KWG Group Holdings Ltd. (China)(b)	299,186	387,353
Logan Property Holdings Co. Ltd. (China)	321,268	486,089
LVGEM China Real Estate Investment Co. Ltd. (China)	295,644	100,136
Midea Real Estate Holding Ltd. (China)(c)	63,712	178,330
Mingfa Group International Co. Ltd. (Hong Kong)(b)(d)	563,025	0
Poly Property Group Co. Ltd. (China)	493,940	192,013
Powerlong Real Estate Holdings Ltd. (China)	367,326	200,860
Red Star Macalline Group Corp. Ltd., H Shares (China)(c)	163,557	123,058
Redco Properties Group Ltd. (China)(c)	225,916	99,513
Redsun Properties Group Ltd. (China)	237,354	73,813
Ronshine China Holdings Ltd. (China)(b)(c)	152,835	161,730
Seazen Group Ltd. (China)(b)	433,064	433,758
Shanghai Industrial Urban Development Group Ltd. (China)	465,971	53,776
	Shares	Value
Real Estate-(continued)
Shenzhen Investment Ltd. (China)	674,801	$233,612
Shui On Land Ltd. (China)	880,932	175,955
Sino-Ocean Group Holding Ltd. (China)	795,366	285,469
Skyfame Realty Holdings Ltd. (China)	749,907	97,130
SOHO China Ltd. (China)	475,507	181,112
Suncity Group Holdings Ltd. (China)(b)	423,684	84,550
Times China Holdings Ltd. (China)	187,867	328,448
Yanlord Land Group Ltd. (China)	167,735	140,336
Yuexiu Property Co. Ltd. (China)	1,577,188	316,427
Yuzhou Properties Co. Ltd. (China)	449,695	207,989
Zall Smart Commerce Group Ltd. (China)(b)	1,083,606	97,273
Zhenro Properties Group Ltd. (China)(c)	533,828	328,956
		8,308,610
Utilities-3.47%
Beijing Enterprises Clean Energy Group Ltd. (China)(b)	8,113,482	55,021
Beijing Jingneng Clean Energy Co. Ltd., H Shares (China)	505,782	80,250
China Datang Corp. Renewable Power Co. Ltd., H Shares (China)	581,760	55,077
China Everbright Greentech Ltd. (China)(c)	152,862	71,919
China Oil & Gas Group Ltd. (China)	1,109,671	36,760
China Power International Development Ltd. (China)	1,099,575	213,185
China Tian Lun Gas Holdings Ltd. (China)	69,076	58,268
China Water Affairs Group Ltd. (Hong Kong)	216,969	169,153
Concord New Energy Group Ltd. (Hong Kong)	1,648,742	75,054
Datang International Power Generation Co. Ltd., H Shares (China)	718,474	124,635
Huadian Fuxin Energy Corp. Ltd., H Shares (China)	459,770	78,518
Huadian Power International Corp. Ltd., H Shares (China)	415,174	136,635
Huaneng Renewables Corp. Ltd., H Shares (China)	1,217,431	500,149
SIIC Environment Holdings Ltd. (Singapore)	299,676	51,336
		1,705,960
Total Common Stocks & Other Equity Interests (Cost $61,715,666)		49,091,656
Money Market Funds-0.71%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(e) (Cost $347,621)	347,621	347,621
TOTAL INVESTMENTS IN SECURITIES-100.62% (Cost $62,063,287)		49,439,277
OTHER ASSETS LESS LIABILITIES-(0.62)%		(303,279)
NET ASSETS-100.00%		$49,135,998

Invesco China Small Cap ETF (HAO)—(continued)
January 31, 2020
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt
Rts.	-Rights
TBA	-To Be Announced

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2020 was $11,516,524, which represented 23.44% of the Fund’s Net Assets.
(d)	Security valued using significant unobservable inputs (Level 3). See Additional Valution Information.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.

This Fund has holdings greater than 10% of net assets in the following country:
China	92.40%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco China Technology ETF (CQQQ)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.10%
Capital Markets-0.56%
Hithink RoyalFlush Information Network Co. Ltd., A Shares (China)	229,200	$3,414,014
Diversified Financial Services-0.00%
Zhengqi Financial Holding Corp., Rts., TBA (China)(b)(c)	122,862	0
Electrical Equipment-0.52%
Qingdao TGOOD Electric Co. Ltd., A Shares (China)	425,118	1,429,788
Sieyuan Electric Co. Ltd., A Shares (China)	324,020	692,926
Suzhou Anjie Technology Co. Ltd., A Shares (China)	293,700	1,022,278
		3,144,992
Electronic Equipment, Instruments & Components-15.43%
All Winner Technology Co. Ltd., A Shares (China)	120,723	643,193
Avary Holding Shenzhen Co. Ltd., A Shares (China)	351,956	2,513,535
BOE Technology Group Co. Ltd., A Shares (China)	14,433,274	9,755,223
BOE Technology Group Co. Ltd., B Shares (China)	5,700,539	2,210,602
Chaozhou Three-Circle Group Co. Ltd., A Shares (China)	743,090	2,510,302
Guangdong Ellington Electronics Technology Co. Ltd., A Shares (China)	288,600	479,510
Guangzhou Shiyuan Electronic Technology Co. Ltd., A Shares (China)	99,500	1,193,322
Hangzhou Century Co. Ltd., A Shares (China)	344,460	583,167
Hangzhou Hikvision Digital Technology Co. Ltd., A Shares (China)	3,984,505	19,858,049
Hengdian Group DMEGC Magnetics Co. Ltd., A Shares (China)	700,500	949,909
Leyard Optoelectronic Co. Ltd., A Shares (China)	1,083,800	1,167,982
Lingyi iTech Guangdong Co., A Shares (China)(b)	2,909,200	5,388,091
NAURA Technology Group Co. Ltd., A Shares (China)	195,157	3,294,602
OFILM Group Co. Ltd., A Shares (China)(b)	1,156,373	2,927,533
Shengyi Technology Co. Ltd., A Shares (China)	970,298	3,277,580
Shennan Circuits Co. Ltd., A Shares (China)	52,360	1,283,651
Shenzhen Everwin Precision Technology Co. Ltd., A Shares (China)	388,000	1,165,547
Sunny Optical Technology Group Co. Ltd. (China)	1,295,514	20,865,872
Tianma Microelectronics Co. Ltd., A Shares (China)	873,100	2,034,827
Tunghsu Optoelectronic Technology Co. Ltd., A Shares (China)	2,336,000	1,021,298
Unisplendour Corp. Ltd., A Shares (China)	404,356	1,848,659
Universal Scientific Industrial Shanghai Co. Ltd., A Shares (China)	365,000	998,728
Westone Information Industry, Inc., A Shares (China)	357,400	1,281,226
Wuhan Guide Infrared Co. Ltd., A Shares (China)	399,123	1,842,784
WUS Printed Circuit Kunshan Co. Ltd., A Shares (China)	735,300	2,446,672
	Shares	Value
Electronic Equipment, Instruments & Components-(continued)
Xiamen Meiya Pico Information Co. Ltd., A Shares (China)	342,880	$1,015,932
Zhejiang Crystal-Optech Co. Ltd., A Shares (China)	478,070	1,138,540
		93,696,336
Entertainment-7.81%
Hangzhou Shunwang Technology Co. Ltd., A Shares (China)(b)	296,100	1,164,337
NetEase, Inc., ADR (China)	117,028	37,537,901
Tencent Music Entertainment Group, ADR (China)(b)	689,363	8,748,017
		47,450,255
Health Care Technology-0.26%
Winning Health Technology Group Co. Ltd., A Shares (China)	699,438	1,563,741
Interactive Media & Services-34.50%
58.com, Inc., ADR (China)(b)	379,034	21,081,871
Autohome, Inc., ADR (China)(b)(d)	318,164	24,333,183
Baidu, Inc., ADR (China)(b)	348,361	43,043,485
JOYY, Inc., ADR (China)(b)	323,902	19,605,788
Momo, Inc., ADR (China)	622,807	19,057,894
SINA Corp. (China)(b)	365,738	14,168,690
Tencent Holdings Ltd. (China)	1,152,208	54,722,367
Weibo Corp., ADR (China)(b)(d)	316,889	13,505,809
		209,519,087
Internet & Direct Marketing Retail-17.55%
Alibaba Group Holding Ltd., ADR (China)(b)	289,352	59,777,229
Hangzhou Lianluo Interactive Information Technology Co. Ltd., A Shares (China)(b)	928,100	475,080
Meituan Dianping, B Shares (China)(b)(e)	3,657,161	46,356,618
		106,608,927
IT Services-6.01%
Beijing Lanxum Technology Co. Ltd., A Shares (China)(b)	370,000	636,864
Beijing Ultrapower Software Co. Ltd., A Shares (China)(b)	835,900	384,851
China TransInfo Technology Co. Ltd., A Shares (China)	407,371	1,280,487
DHC Software Co. Ltd., A Shares (China)	1,327,800	2,631,909
GDS Holdings Ltd., ADR (China)(b)(d)	311,296	16,097,116
Taiji Computer Corp. Ltd., A Shares (China)	176,400	1,039,224
TravelSky Technology Ltd., H Shares (China)	5,680,974	12,291,905
Wangsu Science & Technology Co. Ltd., A Shares (China)	1,036,945	1,147,031
Wonders Information Co. Ltd., A Shares (China)	468,600	986,671
		36,496,058
Machinery-0.41%
Han’s Laser Technology Industry Group Co. Ltd., A Shares (China)	406,000	2,496,387
Media-1.74%
China Literature Ltd. (China)(b)(e)	1,317,835	5,475,164
Focus Media Information Technology Co. Ltd., A Shares (China)	6,256,160	5,111,846
		10,587,010
Metals & Mining-0.14%
Shenghe Resources Holding Co. Ltd., A Shares (China)	748,109	830,272

Invesco China Technology ETF (CQQQ)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Pharmaceuticals-0.00%
Anxin-China Holdings Ltd. (China)(b)(c)	2,144,054	$0
Real Estate Management & Development-0.13%
Shenzhen Huaqiang Industry Co. Ltd., A Shares (China)	414,020	792,164
Semiconductors & Semiconductor Equipment-4.35%
Gigadevice Semiconductor Beijing, Inc., A Shares (China)	136,688	5,404,270
LONGi Green Energy Technology Co. Ltd., A Shares (China)	1,607,832	6,698,438
Sanan Optoelectronics Co. Ltd., A Shares (China)	1,738,515	5,831,983
Shenzhen Goodix Technology Co. Ltd., A Shares (China)	76,500	3,796,545
Tianjin Zhonghuan Semiconductor Co. Ltd., A Shares (China)	1,187,225	2,628,484
Unigroup Guoxin Microelectronics Co. Ltd., A Shares (China)	258,600	2,034,448
		26,394,168
Software-8.34%
Beijing Orient National Communication Science & Technology Co. Ltd., A Shares (China)	450,400	946,644
Beijing Shiji Information Technology Co. Ltd., A Shares (China)	454,703	2,386,448
Bluedon Information Security Technology Co. Ltd., A Shares (China)	532,900	394,095
China National Software & Service Co. Ltd., A Shares (China)	210,700	2,198,212
Glodon Co. Ltd., A Shares (China)	480,325	2,670,341
Hundsun Technologies, Inc., A Shares (China)	342,467	4,244,141
Iflytek Co. Ltd., A Shares (China)	937,900	4,610,618
Kingdee International Software Group Co. Ltd. (China)	13,472,536	14,450,106
Link Motion, Inc., ADR (China)(b)(c)	367,331	0
National Agricultural Holdings Ltd., ADR (China)(b)(c)	534,446	0
Newland Digital Technology Co. Ltd., A Shares (China)	445,000	1,145,694
NSFOCUS Information Technology Co. Ltd., A Shares (China)	316,500	866,761
Sangfor Technologies, Inc., A Shares (China)	60,900	1,340,879
Shanghai 2345 Network Holding Group Co. Ltd., A Shares (China)	1,429,700	624,250
Shanghai Baosight Software Co. Ltd., A Shares (China)	220,393	1,169,148
Shanghai Baosight Software Co. Ltd., B Shares (China)	1,811,110	3,767,585
	Shares	Value
Software-(continued)
Shenzhen Infogem Technologies Co. Ltd., A Shares (China)	301,200	$648,419
Shenzhen Kingdom Sci-Tech Co. Ltd., A Shares (China)(b)	363,700	1,023,120
Thunder Software Technology Co. Ltd., A Shares (China)	153,400	1,283,132
Venustech Group, Inc., A Shares (China)	382,135	2,081,017
Yonyou Network Technology Co. Ltd., A Shares (China)	1,059,903	4,781,927
		50,632,537
Technology Hardware, Storage & Peripherals-2.35%
China Greatwall Technology Group Co. Ltd., A Shares (China)	1,251,446	2,501,084
Dawning Information Industry Co. Ltd., A Shares (China)	342,700	1,995,419
Inspur Electronic Information Industry Co. Ltd., A Shares (China)	549,658	2,640,604
Legend Holdings Corp., H Shares (China)(e)	3,142,767	5,846,350
Shenzhen Kaifa Technology Co. Ltd., A Shares (China)	627,217	1,287,741
		14,271,198
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.10% (Cost $565,440,305)		607,897,146
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.87%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(f)(g)	17,648,939	17,648,939
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(f)(g)	5,880,627	5,882,980
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $23,531,726)		23,531,919
TOTAL INVESTMENTS IN SECURITIES-103.97% (Cost $588,972,031)		631,429,065
OTHER ASSETS LESS LIABILITIES-(3.97)%		(24,129,361)
NET ASSETS-100.00%		$607,299,704

Invesco China Technology ETF (CQQQ)—(continued)
January 31, 2020
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt
Rts.	-Rights
TBA	-To Be Announced

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Additional Valution Information.
(d)	All or a portion of this security was out on loan at January 31, 2020.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2020 was $57,678,132, which represented 9.50% of the Fund’s Net Assets.
(f)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
China	100.10%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco DWA Developed Markets Momentum ETF (PIZ)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Australia-9.84%
Afterpay Ltd.(a)	81,446	$2,101,901
Aristocrat Leisure Ltd.	58,519	1,418,154
CSL Ltd.	18,159	3,793,448
Ramsay Health Care Ltd.(b)	113,826	6,035,103
REA Group Ltd.(b)	81,664	6,237,841
		19,586,447
Belgium-1.77%
Galapagos N.V.(a)	10,054	2,251,767
Sofina S.A.	5,573	1,275,344
		3,527,111
Canada-13.19%
Algonquin Power & Utilities Corp.	97,111	1,487,633
Alimentation Couche-Tard, Inc., Class B	69,586	2,327,163
Bank of Nova Scotia (The)	22,782	1,245,082
Canadian Apartment Properties REIT	46,233	1,978,593
Canadian National Railway Co.	26,613	2,488,548
CGI, Inc., Class A(a)	18,419	1,411,211
Constellation Software, Inc.	4,898	5,151,686
Emera, Inc.(b)	29,832	1,329,927
Metro, Inc.	28,877	1,177,962
Parkland Fuel Corp.	37,974	1,322,220
Royal Bank of Canada(b)	18,488	1,461,930
Shopify, Inc., Class A(a)	5,839	2,721,070
Toromont Industries Ltd.	42,002	2,164,331
		26,267,356
Denmark-5.22%
Coloplast A/S, Class B	11,883	1,499,616
DSV Panalpina A/S	11,610	1,263,036
Novo Nordisk A/S, Class B	34,680	2,121,424
Royal Unibrew A/S	57,819	5,506,367
		10,390,443
Finland-4.77%
Elisa OYJ	32,735	1,971,289
Huhtamaki OYJ	26,357	1,173,903
Kone OYJ, Class B	81,821	5,282,670
Metso OYJ	30,281	1,077,528
		9,505,390
France-6.35%
Airbus SE	9,006	1,329,795
Dassault Systemes SE	7,346	1,275,669
Hermes International	3,401	2,550,098
Kering S.A.	2,520	1,549,929
LVMH Moet Hennessy Louis Vuitton SE	2,620	1,147,748
Pernod Ricard S.A.	9,884	1,714,215
Safran S.A.	9,234	1,493,524
Teleperformance	6,301	1,583,692
		12,644,670
Germany-3.25%
adidas AG	7,766	2,459,676
Hannover Rueck SE	6,334	1,231,894
MTU Aero Engines AG	5,186	1,577,011
Symrise AG	11,747	1,209,896
		6,478,477
Hong Kong-0.71%
Techtronic Industries Co. Ltd.	173,844	1,409,352
Ireland-2.13%
Kerry Group PLC, Class A	10,043	1,283,249
	Shares	Value
Ireland-(continued)
Kingspan Group PLC	30,573	$1,885,478
Smurfit Kappa Group PLC	30,973	1,073,664
		4,242,391
Israel-1.21%
Nice Ltd.(a)	13,914	2,412,844
Italy-0.62%
Snam S.p.A.	228,783	1,226,360
Japan-7.27%
Advantest Corp.	22,935	1,242,132
Asahi Intecc Co. Ltd.	95,170	2,673,734
Hikari Tsushin, Inc.	8,197	2,042,727
Hoshizaki Corp.	13,805	1,286,437
Japan Hotel REIT Investment Corp.	1,653	1,114,862
Keyence Corp.	3,696	1,274,342
M3, Inc.	80,020	2,377,307
MINEBEA MITSUMI, Inc.	56,875	1,147,103
Obic Co. Ltd.	9,550	1,322,558
		14,481,202
Luxembourg-0.76%
Eurofins Scientific SE(b)	2,791	1,503,192
Netherlands-3.33%
argenx SE(a)	14,512	2,092,294
ASM International N.V.	18,922	2,307,679
ASML Holding N.V.	7,875	2,218,859
		6,618,832
New Zealand-4.98%
a2 Milk Co. Ltd.(a)	309,143	3,000,928
Fisher & Paykel Healthcare Corp. Ltd.	85,521	1,289,537
Ryman Healthcare Ltd.	527,714	5,631,501
		9,921,966
Norway-0.57%
Mowi ASA	47,663	1,138,601
Singapore-1.01%
Singapore Exchange Ltd.	315,710	2,012,365
South Africa-0.61%
Anglo American PLC	46,249	1,210,530
Sweden-4.90%
Fastighets AB Balder, Class B(a)	73,975	3,510,467
Hexagon AB, Class B	30,335	1,652,923
Investor AB, Class B	21,880	1,199,028
Nibe Industrier AB, Class B	101,963	1,767,677
Tele2 AB, Class B	108,264	1,633,173
		9,763,268
Switzerland-12.67%
EMS-Chemie Holding AG	2,070	1,356,462
Geberit AG	4,475	2,362,663
Givaudan S.A.	519	1,711,255
Kuehne + Nagel International AG	16,447	2,660,306
Logitech International S.A.	27,583	1,240,084
Lonza Group AG(a)	3,710	1,524,083
Nestle S.A.	11,266	1,242,653
Partners Group Holding AG	2,071	1,899,965
Schindler Holding AG, PC	8,781	2,270,705
Sika AG	8,056	1,449,236
Sonova Holding AG	8,534	2,139,583
Straumann Holding AG	1,280	1,221,007

Invesco DWA Developed Markets Momentum ETF (PIZ)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Switzerland-(continued)
Swiss Re AG	14,952	$1,689,842
Vifor Pharma AG	13,312	2,456,878
		25,224,722
United Kingdom-14.22%
Ashtead Group PLC	127,988	4,141,925
Compass Group PLC	49,751	1,230,970
Croda International PLC	38,095	2,502,807
Diageo PLC	29,885	1,185,772
Halma PLC	51,383	1,427,136
HomeServe PLC	72,963	1,233,026
InterContinental Hotels Group PLC	19,996	1,235,039
Intermediate Capital Group PLC	94,218	2,163,533
JD Sports Fashion PLC	218,850	2,370,796
Legal & General Group PLC	341,679	1,375,976
Next PLC	13,209	1,200,043
Persimmon PLC	38,421	1,546,240
Rightmove PLC	299,551	2,597,443
Rotork PLC	470,794	1,888,488
UNITE Group PLC (The)	131,448	2,204,055
		28,303,249
United States-0.66%
Waste Connections, Inc.	13,512	1,303,131
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $168,370,694)		199,171,899
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.48%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(c)(d)	6,693,394	$6,693,394
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(c)(d)	2,230,239	2,231,131
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,924,495)		8,924,525
TOTAL INVESTMENTS IN SECURITIES-104.52% (Cost $177,295,189)		208,096,424
OTHER ASSETS LESS LIABILITIES-(4.52)%		(8,993,508)
NET ASSETS-100.00%		$199,102,916

Investment Abbreviations:
PC-Participation Certificate
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2020.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco DWA Emerging Markets Momentum ETF (PIE)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Brazil-11.87%
Alpargatas S.A., Preference Shares(a)	164,000	$1,375,478
B2W Cia Digital(a)	119,100	1,984,419
Bradespar S.A., Preference Shares	383,200	3,318,840
Cosan S.A.	65,100	1,214,174
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	162,800	1,211,500
Ez Tec Empreendimentos e Participacoes S.A.	120,800	1,571,750
Hapvida Participacoes e Investimentos S.A.(b)	69,600	978,382
IRB Brasil Resseguros S.A.	128,000	1,342,828
Natura & Co. Holding S.A.	115,500	1,286,021
Notre Dame Intermedica Participacoes S.A.	71,700	1,178,039
Qualicorp Consultoria e Corretora de Seguros S.A.	145,500	1,411,673
Rumo S.A.(a)	678,100	3,681,488
Sul America S.A.	82,300	1,213,339
TOTVS S.A.	65,600	1,145,976
		22,913,907
China-30.02%
51job, Inc., ADR(a)	17,103	1,233,981
Alibaba Health Information Technology Ltd.(a)	898,650	1,262,264
Anhui Conch Cement Co. Ltd., H Shares	153,810	980,016
ANTA Sports Products Ltd.	533,755	4,611,856
BYD Electronic International Co. Ltd.	611,219	1,165,871
China Aoyuan Group Ltd.	683,510	913,342
China Jinmao Holdings Group Ltd.	1,866,580	1,249,544
China Merchants Bank Co. Ltd., H Shares	240,668	1,160,960
China Resources Beer Holdings Co. Ltd.	409,821	1,899,937
China Resources Cement Holdings Ltd.	1,316,530	1,475,069
China SCE Group Holdings Ltd.	2,663,846	1,400,885
China Vanke Co. Ltd., H Shares	251,340	883,587
Country Garden Services Holdings Co. Ltd.	320,344	1,036,288
Greentown Service Group Co. Ltd.(b)	1,098,102	1,161,278
Kingdee International Software Group Co. Ltd.	1,019,537	1,093,515
Li Ning Co. Ltd.	895,132	2,624,294
Longfor Group Holdings Ltd.(b)	338,830	1,428,177
New Oriental Education & Technology Group, Inc., ADR(a)	33,350	4,053,692
Ping An Insurance (Group) Co. of China Ltd., H Shares	114,806	1,299,103
Shenzhen Expressway Co. Ltd., H Shares	1,347,416	1,737,585
Shenzhen International Holdings Ltd.	747,888	1,495,029
Shenzhou International Group Holdings Ltd.	433,862	5,728,922
Sinotruk Hong Kong Ltd.	967,980	1,654,325
TAL Education Group, ADR(a)	111,393	5,558,511
Tencent Holdings Ltd.	114,199	5,423,708
Times China Holdings Ltd.	1,232,120	2,154,114
Vipshop Holdings Ltd., ADR(a)	74,861	952,981
Weichai Power Co. Ltd., H Shares	615,230	1,076,640
Wuxi Biologics Cayman, Inc.(a)(b)	98,791	1,250,396
		57,965,870
Hungary-0.67%
OTP Bank Nyrt	28,053	1,298,555
India-1.89%
ICICI Bank Ltd., ADR	67,898	989,953
WNS (Holdings) Ltd., ADR(a)	37,371	2,666,795
		3,656,748
Indonesia-2.69%
PT Bank Central Asia Tbk	443,357	1,041,887
PT Bank Rakyat Indonesia (Persero) Tbk	3,355,346	1,088,610
	Shares	Value
Indonesia-(continued)
PT Barito Pacific Tbk	18,812,821	$1,793,609
PT Charoen Pokphand Indonesia Tbk	2,623,743	1,273,129
		5,197,235
Malaysia-8.38%
Hartalega Holdings Bhd.	4,305,900	6,210,562
Press Metal Aluminium Holdings Bhd.	2,241,300	2,657,209
QL Resources Bhd.	1,529,400	3,097,614
Sunway Bhd.	9,611,965	4,209,698
		16,175,083
Mexico-1.18%
Grupo Elektra S.A.B. de C.V.	15,143	1,107,141
Qualitas Controladora S.A.B. de C.V.	261,655	1,174,529
		2,281,670
Philippines-2.08%
SM Investments Corp.	128,795	2,451,340
SM Prime Holdings, Inc.	2,056,870	1,571,166
		4,022,506
South Africa-9.06%
Anglo American Platinum Ltd.	18,421	1,473,115
Capitec Bank Holdings Ltd.	22,662	2,033,831
Clicks Group Ltd.	257,316	4,190,616
Gold Fields Ltd.	171,983	1,112,813
Impala Platinum Holdings Ltd.(a)	348,476	3,298,255
Northam Platinum Ltd.(a)	158,583	1,328,864
Sibanye Gold Ltd.(a)	797,751	2,057,183
Sibanye Gold Ltd., ADR(a)	195,778	1,996,936
		17,491,613
Taiwan-22.68%
Airtac International Group	75,000	1,134,580
Chailease Holding Co. Ltd.	644,850	2,678,197
Chang Hwa Commercial Bank Ltd.	1,391,000	986,168
Chunghwa Telecom Co. Ltd.	286,000	1,018,235
E.Sun Financial Holding Co. Ltd.	2,378,553	2,199,877
Genius Electronic Optical Co. Ltd.	65,000	1,132,883
Great Wall Enterprise Co. Ltd.	780,700	1,063,693
Hotai Motor Co. Ltd.	53,000	1,076,472
Largan Precision Co. Ltd.	24,000	3,736,942
Lien Hwa Industrial Holdings Corp.	1,438,477	1,792,094
Lite-On Technology Corp.	698,000	1,079,446
Mega Financial Holding Co. Ltd.	1,062,000	1,104,722
Micro-Star International Co. Ltd.	1,140,000	3,459,495
Primax Electronics Ltd.	999,000	1,730,781
Qisda Corp.	1,933,000	1,282,414
Radiant Opto-Electronics Corp.	267,000	917,849
Realtek Semiconductor Corp.	196,000	1,584,526
Taiwan Cement Corp.	763,000	1,054,635
Taiwan Semiconductor Manufacturing Co. Ltd.	338,680	3,623,107
Tripod Technology Corp.	271,000	989,782
Unimicron Technology Corp.	844,000	1,056,322
Uni-President Enterprises Corp.	1,064,000	2,528,754
Voltronic Power Technology Corp.	133,600	3,232,864
Winbond Electronics Corp.	1,787,000	986,245
WT Microelectronics Co. Ltd.	1,158,000	1,468,152
Zhen Ding Technology Holding Ltd.	225,000	874,702
		43,792,937
Thailand-9.51%
Airports of Thailand PCL, NVDR	854,014	1,922,398
B. Grimm Power PCL, NVDR	832,542	1,643,137
Bangkok Dusit Medical Services PCL, NVDR	4,584,272	3,640,293

Invesco DWA Emerging Markets Momentum ETF (PIE)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Thailand-(continued)
Carabao Group PCL, NVDR	372,334	$1,051,568
Gulf Energy Development PCL, NVDR	240,328	1,474,742
Srisawad Corp. PCL, NVDR	476,700	1,139,383
Thanachart Capital PCL, NVDR	1,525,638	2,533,897
Tisco Financial Group PCL, NVDR	1,510,707	4,955,054
		18,360,472
Total Common Stocks & Other Equity Interests (Cost $172,575,858)		193,156,596
	Shares	Value
Money Market Funds-0.01%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(c) (Cost $11,826)	11,826	$11,826
TOTAL INVESTMENTS IN SECURITIES-100.04% (Cost $172,587,684)		193,168,422
OTHER ASSETS LESS LIABILITIES-(0.04)%		(79,749)
NET ASSETS-100.00%		$193,088,673

Investment Abbreviations:
ADR-American Depositary Receipt
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2020 was $4,818,233, which represented 2.50% of the Fund’s Net Assets.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco Frontier Markets ETF (FRN)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-94.90%
Argentina-14.39%
Banco BBVA Argentina S.A., ADR	22,478	$105,197
Banco Macro S.A., ADR	8,311	254,898
Despegar.com Corp.(a)	18,677	276,606
Grupo Financiero Galicia S.A., ADR	32,493	466,275
Loma Negra Cia Industrial Argentina S.A., ADR(a)	19,481	134,419
MercadoLibre, Inc.(a)	9,451	6,266,013
Pampa Energia S.A., ADR(a)	19,587	257,961
Telecom Argentina S.A., ADR	12,222	137,864
Transportadora de Gas del Sur S.A., Class B, ADR	13,355	82,667
YPF S.A., ADR	54,151	508,478
		8,490,378
Bahrain-9.99%
Ahli United Bank BSC	4,514,533	5,052,473
GFH Financial Group BSC	3,603,704	843,775
		5,896,248
Brazil-0.88%
Adecoagro S.A.(a)	29,828	222,815
Arcos Dorados Holdings, Inc., Class A	38,897	298,340
		521,155
Kazakhstan-4.30%
KAZ Minerals PLC	439,660	2,537,313
Kenya-9.98%
Equity Group Holdings PLC	3,304,878	1,647,497
KCB Group Ltd.	2,547,392	1,327,031
Safaricom PLC	9,589,691	2,911,327
		5,885,855
Kuwait-0.00%
Gulf National Holding K.S.C.C.(a)(b)	25,808	0
Morocco-9.18%
Attijariwafa Bank	39,657	2,082,318
Banque Centrale Populaire	36,258	1,036,536
Cosumar	26,501	610,446
Label Vie	565	188,363
Maroc Telecom	72,411	1,173,091
Societe d’Exploitation des Ports	14,223	326,736
		5,417,490
Nigeria-14.09%
Dangote Cement PLC	2,667,846	1,320,345
Guaranty Trust Bank PLC	30,712,846	2,534,760
MTN Nigeria Communications PLC	5,097,810	1,677,299
Nestle Nigeria PLC	281,238	1,067,699
Zenith Bank PLC	29,815,041	1,710,161
		8,310,264
	Shares	Value
Oman-5.09%
Bank Muscat SAOG	2,590,349	$3,000,378
Panama-9.08%
Banco Latinoamericano de Comercio Exterior S.A., Class E	44,878	904,741
Copa Holdings S.A., Class A	45,421	4,449,441
		5,354,182
Romania-9.55%
Banca Transilvania S.A.	4,416,113	2,646,157
BRD-Groupe Societe Generale S.A.	236,017	881,908
OMV Petrom S.A.	13,428,338	1,307,333
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	97,895	796,494
		5,631,892
Vietnam-8.37%
Bank for Foreign Trade of Vietnam JSC	64,104	244,845
Bank for Investment and Development of Vietnam JSC	36,930	81,897
Bao Viet Holdings	21,200	53,678
Hoa Phat Group JSC(a)	405,611	420,929
Masan Group Corp.(a)	115,585	249,357
No Va Land Investment Group Corp.(a)	90,451	214,608
PetroVietnam Gas JSC	16,540	61,607
PetroVietnam Power Corp.(a)	101,190	45,752
Saigon Beer Alcohol Beverage Corp.	13,850	126,435
SSI Securities Corp.	70,390	53,649
Vietjet Aviation JSC	73,720	413,312
Vietnam Dairy Products JSC	135,424	632,713
Vincom Retail JSC	206,268	266,906
Vingroup JSC(a)	281,906	1,393,567
Vinhomes JSC(c)	180,900	681,598
		4,940,853
Total Common Stocks & Other Equity Interests (Cost $47,726,772)		55,986,008
Money Market Funds-3.86%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(d) (Cost $2,279,685)	2,279,685	2,279,685
TOTAL INVESTMENTS IN SECURITIES-98.76% (Cost $50,006,457)		58,265,693
OTHER ASSETS LESS LIABILITIES-1.24%		731,962
NET ASSETS-100.00%		$58,997,655
Investment Abbreviations:
ADR-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (Level 3). See Additional Valution Information.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2020 was $681,598, which represented 1.16% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.

Invesco Frontier Markets ETF (FRN)—(continued)
January 31, 2020
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.60%
Australia-5.61%
AGL Energy Ltd.	49,331	$658,841
AMP Ltd.	491,946	601,033
APA Group	69,332	525,874
ASX Ltd.	5,761	330,404
Aurizon Holdings Ltd.	166,186	601,880
Australia & New Zealand Banking Group Ltd.	196,248	3,382,988
Bank of Queensland Ltd.	53,519	274,086
Bendigo & Adelaide Bank Ltd.	50,935	354,965
BGP Holdings PLC(a)(b)	231,466	0
BHP Group Ltd.	217,906	5,747,559
BHP Group PLC	136,148	2,978,849
BlueScope Steel Ltd.	44,323	422,826
Boral Ltd.(c)	100,377	334,643
Brambles Ltd.	84,560	714,968
Caltex Australia Ltd.	31,173	717,468
Challenger Ltd.	45,307	271,460
CIMIC Group Ltd.	6,229	122,139
Coca-Cola Amatil Ltd.	52,926	424,467
Coles Group Ltd.	113,450	1,256,957
Commonwealth Bank of Australia	106,815	6,096,711
Computershare Ltd.	18,295	220,334
Crown Resorts Ltd.	39,314	307,929
CSL Ltd.	6,785	1,417,399
Dexus	47,756	406,661
Downer EDI Ltd.	60,280	299,026
Fortescue Metals Group Ltd.	161,130	1,228,622
Goodman Group	52,235	520,684
GPT Group (The)	93,085	373,894
Incitec Pivot Ltd.	153,235	336,473
Insurance Australia Group Ltd.	187,475	888,576
Lendlease Group	63,898	775,110
Macquarie Group Ltd.	18,477	1,790,721
Medibank Pvt Ltd.	187,343	388,792
Metcash Ltd.	132,732	232,806
Mirvac Group	290,309	660,781
National Australia Bank Ltd.	210,338	3,641,365
Newcrest Mining Ltd.	21,616	427,323
Oil Search Ltd.	55,043	266,783
Orica Ltd.	32,911	502,997
Origin Energy Ltd.	162,800	893,689
Qantas Airways Ltd.	57,040	244,769
QBE Insurance Group Ltd.	137,190	1,262,825
Ramsay Health Care Ltd.(c)	6,152	326,182
Rio Tinto Ltd.	27,785	1,837,187
Rio Tinto PLC	81,324	4,378,102
Santos Ltd.	72,900	424,097
Scentre Group	375,588	970,548
Sonic Healthcare Ltd.	26,157	554,567
South32 Ltd.	218,330	385,865
Stockland	260,186	856,973
Suncorp Group Ltd.	105,545	908,650
Tabcorp Holdings Ltd.	75,758	237,859
Telstra Corp. Ltd.	673,057	1,730,219
Transurban Group	66,468	698,603
Treasury Wine Estates Ltd.	20,182	176,046
Vicinity Centres	240,570	409,066
Wesfarmers Ltd.	104,701	3,168,862
Westpac Banking Corp.	222,566	3,742,799
Woodside Petroleum Ltd.	72,881	1,694,483
	Shares	Value
Australia-(continued)
Woolworths Group Ltd.	90,510	$2,535,165
Worley Ltd.	22,447	229,014
		68,169,964
Austria-0.27%
ANDRITZ AG	5,514	217,294
Erste Group Bank AG(a)	27,831	1,022,731
OMV AG	17,393	867,179
Raiffeisen Bank International AG	16,368	373,664
voestalpine AG	21,324	517,997
Wienerberger AG	8,679	246,415
		3,245,280
Belgium-0.75%
Ageas	23,786	1,311,920
Anheuser-Busch InBev S.A./N.V.	50,391	3,820,800
bpost S.A.	22,663	225,936
Colruyt S.A.	3,190	159,612
KBC Group N.V.	19,864	1,458,601
Proximus SADP	17,660	503,361
Solvay S.A., Class A	6,979	723,451
UCB S.A.	4,582	421,861
Umicore S.A.(c)	10,978	505,733
		9,131,275
Brazil-0.03%
Yamana Gold, Inc.(c)	89,164	363,384
Canada-7.31%
Agnico Eagle Mines Ltd.	8,583	530,860
Air Canada(a)	14,790	495,740
Algonquin Power & Utilities Corp.	20,594	315,477
Alimentation Couche-Tard, Inc., Class B	42,385	1,417,480
AltaGas Ltd.	28,016	451,417
ARC Resources Ltd.(c)	53,230	282,541
Atco Ltd., Class I	9,363	365,444
Bank of Montreal(c)	49,768	3,798,030
Bank of Nova Scotia (The)	94,929	5,188,060
Barrick Gold Corp.	55,021	1,019,670
Baytex Energy Corp.(a)	118,138	128,629
BCE, Inc.(c)	23,794	1,121,919
Bombardier, Inc., Class B(a)	208,775	194,165
Brookfield Asset Management, Inc., Class A	48,856	2,991,463
CAE, Inc.	10,087	299,357
Cameco Corp.	25,062	202,194
Canadian Apartment Properties REIT	6,907	295,593
Canadian Imperial Bank of Commerce	33,325	2,719,318
Canadian National Railway Co.	23,111	2,161,081
Canadian Natural Resources Ltd.	88,262	2,483,923
Canadian Pacific Railway Ltd.	3,845	1,022,048
Canadian Tire Corp. Ltd., Class A(c)	5,526	593,025
Canadian Utilities Ltd., Class A	9,916	303,654
Capital Power Corp.	9,317	255,090
Celestica, Inc.(a)	26,003	235,542
Cenovus Energy, Inc.	139,416	1,214,376
CGI, Inc., Class A(a)	10,213	782,491
CI Financial Corp.	25,206	441,970
Crescent Point Energy Corp.	323,561	1,066,671
Empire Co. Ltd., Class A	17,178	398,748
Enbridge, Inc.	97,227	3,955,831
Fairfax Financial Holdings Ltd.	1,745	781,321
Finning International, Inc.	15,316	265,081
Fortis, Inc.	27,123	1,183,728
Franco-Nevada Corp.	3,762	427,899

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Canada-(continued)
George Weston Ltd.	9,743	$785,672
Gibson Energy, Inc.	17,111	343,630
Gildan Activewear, Inc.	6,783	188,071
Great-West Lifeco, Inc.	30,566	792,490
H&R REIT	28,681	463,867
Husky Energy, Inc.	43,010	280,002
Hydro One Ltd.(d)	29,387	597,717
IGM Financial, Inc.	8,519	246,510
Imperial Oil Ltd.	20,765	492,689
Intact Financial Corp.	7,289	790,158
Inter Pipeline Ltd.(c)	31,435	524,095
Keyera Corp.(c)	14,996	391,525
Kinross Gold Corp.(a)	68,867	349,399
Loblaw Cos. Ltd.	13,551	709,441
Magna International, Inc.	34,734	1,761,978
Manulife Financial Corp.	189,434	3,692,570
MEG Energy Corp.(a)	53,279	272,327
Methanex Corp.	4,445	144,218
Metro, Inc.	12,292	501,420
National Bank of Canada	23,477	1,303,479
Nutrien Ltd.	25,734	1,099,175
Onex Corp.	7,975	511,949
Open Text Corp.	7,350	331,002
Parkland Fuel Corp.	8,113	282,487
Pembina Pipeline Corp.	24,408	935,312
Power Corp. of Canada	51,735	1,291,664
Power Financial Corp.	38,126	990,230
Restaurant Brands International, Inc.	3,179	194,074
RioCan REIT	26,192	537,881
Rogers Communications, Inc., Class B	20,075	1,005,761
Royal Bank of Canada(c)	90,355	7,144,778
Saputo, Inc.	10,338	317,828
Shaw Communications, Inc., Class B	34,428	673,175
SNC-Lavalin Group, Inc.(c)	19,415	446,858
Sun Life Financial, Inc.	50,263	2,364,647
Suncor Energy, Inc.	115,860	3,543,561
TC Energy Corp.	51,240	2,811,604
Teck Resources Ltd., Class B	48,105	621,977
TELUS Corp.	14,693	589,364
Thomson Reuters Corp.	14,061	1,131,110
Toronto-Dominion Bank (The)	108,316	5,990,119
Tourmaline Oil Corp.	21,995	222,021
TransAlta Corp.	48,427	361,770
Vermilion Energy, Inc.(c)	10,843	156,592
West Fraser Timber Co. Ltd.	3,949	158,312
Wheaton Precious Metals Corp.	14,240	419,485
Whitecap Resources, Inc.(c)	59,382	216,416
WSP Global, Inc.	5,169	367,581
		88,737,827
Chile-0.05%
Antofagasta PLC	26,755	289,977
Lundin Mining Corp.	51,004	267,641
		557,618
China-0.23%
AAC Technologies Holdings, Inc.	32,454	233,011
BOC Hong Kong Holdings Ltd.	255,168	852,762
China Mengniu Dairy Co. Ltd.(a)	87,468	324,419
Lenovo Group Ltd.	1,317,899	870,690
Semiconductor Manufacturing International Corp.(a)(c)	261,933	482,381
		2,763,263
	Shares	Value
Denmark-0.88%
AP Moller - Maersk A/S, Class A	518	$583,805
AP Moller - Maersk A/S, Class B	775	929,998
Carlsberg A/S, Class B	5,065	740,895
Coloplast A/S, Class B	3,120	393,739
Danske Bank A/S	92,827	1,554,149
Drilling Co. of 1972 A/S (The)(a)	2,589	144,359
DSV Panalpina A/S	4,924	535,675
ISS A/S	19,420	471,436
Jyske Bank A/S(a)	7,142	271,981
Novo Nordisk A/S, Class B	48,037	2,938,489
Novozymes A/S, Class B	5,071	264,629
Orsted A/S(d)	5,231	570,935
Pandora A/S	8,134	421,455
Vestas Wind Systems A/S	8,261	824,220
		10,645,765
Finland-1.03%
Elisa OYJ	8,189	493,138
Fortum OYJ	37,553	909,731
Kesko OYJ, Class B	6,711	453,963
Kone OYJ, Class B	16,764	1,082,347
Metso OYJ	7,512	267,309
Neste OYJ	15,779	627,408
Nokia OYJ	342,850	1,337,222
Nokian Renkaat OYJ	9,917	267,167
Nordea Bank Abp	391,272	3,089,455
Outokumpu OYJ(c)	66,483	229,134
Sampo OYJ, Class A	34,603	1,567,244
Stora Enso OYJ, Class R	47,573	619,992
UPM-Kymmene OYJ	40,113	1,268,251
Wartsila OYJ Abp	25,011	306,968
		12,519,329
France-10.01%
Accor S.A.	9,653	396,127
Air France-KLM(a)	68,656	638,502
Air Liquide S.A.	23,333	3,380,886
Airbus SE	21,862	3,228,069
Alstom S.A.	6,749	358,555
Amundi S.A.(d)	3,552	288,336
Arkema S.A.	6,389	587,806
Atos SE	6,862	571,400
AXA S.A.	319,263	8,519,681
BNP Paribas S.A.	185,266	9,864,207
Bollore S.A.	79,387	323,226
Bouygues S.A.	34,425	1,363,092
Bureau Veritas S.A.	13,776	380,290
Capgemini SE	7,907	984,471
Carrefour S.A.	125,728	2,132,473
Casino Guichard Perrachon S.A.(c)	21,104	857,384
CGG S.A.(a)	141,752	399,950
Cie de Saint-Gobain	72,596	2,754,237
Cie Generale des Etablissements Michelin S.C.A.	17,363	2,020,376
CNP Assurances	18,332	330,534
Covivio	3,178	377,543
Credit Agricole S.A.	174,846	2,369,738
Danone S.A.	30,494	2,446,646
Dassault Systemes SE	1,613	280,105
Edenred	6,195	334,958
Eiffage S.A.	8,539	991,241
Electricite de France S.A.	87,591	1,082,798
Elis S.A.	13,836	270,015

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
France-(continued)
ENGIE S.A.	274,966	$4,741,402
EssilorLuxottica S.A.	4,987	741,945
Eurazeo SE	5,070	363,522
Eutelsat Communications S.A.(c)	17,085	256,456
Faurecia S.A.	11,169	534,336
Gecina S.A.	3,160	596,726
Getlink SE	17,467	308,743
Hermes International	529	396,649
ICADE	2,621	292,783
Iliad S.A.(c)	2,057	270,585
Imerys S.A.	3,611	156,387
Ingenico Group S.A.	4,021	468,779
Kering S.A.	1,623	998,228
Klepierre S.A.	15,753	536,468
Lagardere S.C.A.	19,447	369,603
Legrand S.A.	11,218	900,062
L’Oreal S.A.	6,612	1,845,777
LVMH Moet Hennessy Louis Vuitton SE	7,476	3,275,023
Natixis S.A.	121,335	514,054
Nexity S.A.	4,419	213,515
Orange S.A.	256,845	3,644,760
Pernod Ricard S.A.	7,150	1,240,048
Peugeot S.A.	71,513	1,474,856
Publicis Groupe S.A.	15,862	703,658
Renault S.A.	38,154	1,490,239
Rexel S.A.	51,872	621,695
Rubis S.C.A.	4,432	274,310
Safran S.A.	10,481	1,695,216
Sanofi	81,762	7,878,424
Schneider Electric SE	35,034	3,514,411
SCOR SE	18,520	788,732
Societe Generale S.A.	215,103	6,966,574
Sodexo S.A.(c)	6,552	686,884
SPIE S.A.	15,088	293,278
Suez	59,155	972,189
Teleperformance	1,655	415,967
Thales S.A.	4,302	473,029
TOTAL S.A.	261,470	12,791,504
Unibail-Rodamco-Westfield	10,449	1,419,657
Valeo S.A.	36,636	1,092,953
Veolia Environnement S.A.	71,560	2,115,799
Vinci S.A.	32,879	3,650,939
Vivendi S.A.	75,000	2,057,928
		121,576,739
Germany-9.30%
Aareal Bank AG	9,031	296,442
adidas AG	5,806	1,838,897
Allianz SE	47,202	11,290,955
Aroundtown S.A.	23,936	226,425
Aurubis AG	6,979	381,370
BASF SE	97,951	6,629,107
Bayer AG	74,001	5,990,679
Bayerische Motoren Werke AG	56,764	4,047,364
Bayerische Motoren Werke AG, Preference Shares	9,814	548,144
Beiersdorf AG(c)	2,643	299,927
Brenntag AG	13,401	696,214
CECONOMY AG(a)(c)	47,570	246,980
Commerzbank AG	252,870	1,457,199
Continental AG	11,234	1,281,554
Covestro AG(d)	15,815	668,624
Daimler AG	166,123	7,696,198
	Shares	Value
Germany-(continued)
Deutsche Bank AG(c)	550,216	$5,051,165
Deutsche Boerse AG	6,245	1,017,690
Deutsche Lufthansa AG	39,869	611,049
Deutsche Pfandbriefbank AG(d)	23,702	382,966
Deutsche Post AG	102,439	3,584,486
Deutsche Telekom AG	359,455	5,818,273
Deutsche Wohnen SE	12,515	529,801
E.ON SE	345,373	3,919,283
Evonik Industries AG	17,933	492,263
Freenet AG	18,355	407,634
Fresenius Medical Care AG & Co. KGaA	12,790	987,920
Fresenius SE & Co. KGaA	31,808	1,625,889
GEA Group AG	16,323	490,035
Hannover Rueck SE	5,048	981,781
HeidelbergCement AG	16,462	1,117,943
Henkel AG & Co. KGaA(c)	5,289	489,416
Henkel AG & Co. KGaA, Preference Shares	8,965	913,425
HOCHTIEF AG	1,785	206,913
HUGO BOSS AG	5,041	239,100
Infineon Technologies AG	33,463	725,951
K+S AG(c)	26,415	257,603
KION Group AG	4,623	290,486
LANXESS AG	9,050	544,787
LEG Immobilien AG	2,812	346,995
Leoni AG(a)(c)	9,606	112,841
Merck KGaA	5,014	644,000
METRO AG	43,990	614,003
MTU Aero Engines AG	1,627	494,755
Muenchener Rueckversicherungs-Gesellschaft AG	19,574	5,776,556
OSRAM Licht AG	7,535	377,851
Porsche Automobil Holding SE, Preference Shares	9,304	630,396
ProSiebenSat.1 Media SE	34,480	457,956
Rheinmetall AG	3,001	321,663
RWE AG	112,536	3,908,487
Salzgitter AG	9,976	168,042
SAP SE	28,227	3,685,547
Siemens AG	68,470	8,471,072
Symrise AG	3,272	337,003
Talanx AG	5,430	271,270
Telefonica Deutschland Holding AG	87,759	265,797
thyssenkrupp AG(c)	80,554	996,699
TUI AG	70,608	724,500
Uniper SE	39,888	1,308,877
United Internet AG	7,793	253,041
Volkswagen AG	5,895	1,081,838
Volkswagen AG, Preference Shares	34,036	6,124,763
Vonovia SE	22,178	1,266,733
		112,922,623
Hong Kong-1.40%
AIA Group Ltd.	366,638	3,671,149
CK Asset Holdings Ltd.	162,275	1,049,106
CK Hutchison Holdings Ltd.	157,133	1,402,377
CLP Holdings Ltd.	92,773	969,559
Hang Lung Properties Ltd.	119,069	250,869
Hang Seng Bank Ltd.	36,947	752,748
Henderson Land Development Co. Ltd.	97,249	440,851
Hong Kong & China Gas Co. Ltd. (The)	251,133	483,838
Hong Kong Exchanges & Clearing Ltd.	17,502	583,332
Hongkong Land Holdings Ltd.	59,994	319,768
Jardine Matheson Holdings Ltd.	7,063	394,892

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Hong Kong-(continued)
Jardine Strategic Holdings Ltd.	6,749	$208,072
Kerry Properties Ltd.	56,447	158,839
Link REIT	94,215	958,542
MTR Corp. Ltd.	88,767	501,857
New World Development Co. Ltd.	373,707	472,133
NWS Holdings Ltd.	87,660	113,570
Power Assets Holdings Ltd.	46,806	339,371
Sino Land Co. Ltd.	136,641	187,587
Sun Hung Kai Properties Ltd.	109,350	1,539,228
Swire Pacific Ltd., Class A	36,777	326,095
Swire Pacific Ltd., Class B	65,225	92,904
Swire Properties Ltd.	73,022	228,520
Techtronic Industries Co. Ltd.	39,004	316,205
WH Group Ltd.(d)	657,046	631,246
Wharf Holdings Ltd. (The)	84,509	210,269
Wharf Real Estate Investment Co. Ltd.	71,543	373,152
		16,976,079
Ireland-0.39%
AIB Group PLC	56,844	167,187
Bank of Ireland Group PLC	106,383	520,383
CRH PLC	62,721	2,361,308
Flutter Entertainment PLC	4,207	477,038
Kerry Group PLC, Class A	3,922	501,135
Smurfit Kappa Group PLC	21,590	748,497
		4,775,548
Israel-0.25%
Bank Hapoalim BM	68,225	588,582
Bank Leumi Le-Israel BM	93,487	675,849
Bezeq The Israeli Telecommunication Corp. Ltd.(a)	273,220	212,177
Israel Chemicals Ltd.	65,726	278,460
Israel Discount Bank Ltd., Class A	87,421	398,768
Teva Pharmaceutical Industries Ltd.(a)	80,934	826,837
		2,980,673
Italy-3.32%
A2A S.p.A.	139,265	278,186
Assicurazioni Generali S.p.A.	236,665	4,614,680
Atlantia S.p.A.	42,186	1,036,459
Banco BPM S.p.A.(a)(c)	476,011	975,904
BPER Banca(c)	89,180	410,142
Enel S.p.A.	950,633	8,275,178
Eni S.p.A.	377,534	5,295,895
Hera S.p.A.	77,140	350,666
Intesa Sanpaolo S.p.A.	2,234,271	5,559,902
Leonardo S.p.A.	48,392	599,561
Mediobanca Banca di Credito Finanziario S.p.A.	52,030	519,629
Pirelli & C S.p.A.(c)(d)	37,578	182,067
Poste Italiane S.p.A.(d)	66,614	764,054
Prysmian S.p.A.	19,827	441,204
Saipem S.p.A.(a)(c)	83,984	348,830
Saras S.p.A.(c)	116,703	156,748
Snam S.p.A.	168,705	904,320
Telecom Italia S.p.A.(a)	2,458,180	1,326,119
Telecom Italia S.p.A., RSP	1,404,637	739,394
Terna - Rete Elettrica Nazionale S.p.A.	84,964	592,813
UniCredit S.p.A.	389,867	5,220,037
Unione di Banche Italiane S.p.A.	267,955	803,541
	Shares	Value
Italy-(continued)
Unipol Gruppo S.p.A.	132,506	$675,919
UnipolSai Assicurazioni S.p.A.(c)	98,646	264,553
		40,335,801
Japan-21.94%
Aeon Co. Ltd.	95,351	1,982,502
AGC, Inc.	24,293	841,631
Air Water, Inc.	12,869	180,595
Aisin Seiki Co. Ltd.	24,877	848,093
Ajinomoto Co., Inc.	40,082	667,509
Alfresa Holdings Corp.	15,533	319,158
Alps Alpine Co. Ltd.	17,293	319,422
Amada Holdings Co. Ltd.	26,664	286,112
ANA Holdings, Inc.	9,969	314,932
Aozora Bank Ltd.	12,167	332,506
Asahi Group Holdings Ltd.	20,610	967,131
Asahi Kasei Corp.	112,931	1,185,731
Astellas Pharma, Inc.	94,382	1,698,502
Bandai Namco Holdings, Inc.	8,943	526,258
Bank of Kyoto Ltd. (The)(c)	5,408	222,038
Bridgestone Corp.	58,646	2,110,791
Brother Industries Ltd.	20,591	410,927
Canon, Inc.	91,700	2,442,147
Casio Computer Co. Ltd.	14,916	281,984
Central Japan Railway Co.	9,956	1,982,749
Chiba Bank Ltd. (The)	58,956	328,002
Chubu Electric Power Co., Inc.	59,669	819,186
Chugai Pharmaceutical Co. Ltd.	3,783	393,186
Chugoku Electric Power Co., Inc. (The)(c)	43,297	574,044
Coca-Cola Bottlers Japan Holdings, Inc.	9,888	263,929
Concordia Financial Group Ltd.	146,758	567,344
Cosmo Energy Holdings Co. Ltd.	23,982	473,732
Credit Saison Co. Ltd.	19,612	321,363
Dai Nippon Printing Co. Ltd.	25,771	724,018
Daicel Corp.	31,065	300,661
Dai-ichi Life Holdings, Inc.	165,386	2,526,911
Daiichi Sankyo Co. Ltd.	26,620	1,827,554
Daikin Industries, Ltd.	11,473	1,655,029
Daito Trust Construction Co. Ltd.	5,136	611,524
Daiwa House Industry Co. Ltd.	59,498	1,899,918
Daiwa Securities Group, Inc.	185,852	958,711
Denka Co. Ltd.	8,139	226,031
Denso Corp.	45,428	1,903,713
Dentsu Group, Inc.	15,253	515,071
DIC Corp.	11,133	300,140
East Japan Railway Co.	25,962	2,323,489
Ebara Corp.	9,336	264,872
Eisai Co. Ltd.	8,088	621,534
Electric Power Development Co. Ltd.	14,990	342,854
FANUC Corp.	7,761	1,455,031
Fast Retailing Co. Ltd.	1,070	585,817
Fuji Electric Co. Ltd.	11,613	352,510
FUJIFILM Holdings Corp.	26,501	1,340,882
Fujikura Ltd.	64,277	243,741
Fujitsu Ltd.	24,370	2,611,593
Fukuoka Financial Group, Inc.	16,925	300,601
Furukawa Electric Co. Ltd.	9,454	226,962
Hakuhodo DY Holdings, Inc.	18,322	266,416
Hankyu Hanshin Holdings, Inc.	13,912	573,757
Haseko Corp.	28,522	378,942
Hino Motors Ltd.	41,253	394,318
Hitachi Construction Machinery Co. Ltd.	9,417	260,220
Hitachi Ltd.	110,852	4,326,281

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Japan-(continued)
Hitachi Metals Ltd.	26,265	$412,447
Hokkaido Electric Power Co., Inc.	34,981	166,215
Honda Motor Co. Ltd.	184,273	4,813,183
Hoya Corp.	10,396	1,016,724
Idemitsu Kosan Co. Ltd.	35,764	912,372
IHI Corp.	16,660	404,107
Iida Group Holdings Co. Ltd.	17,417	298,894
INPEX Corp.	117,361	1,115,842
Isetan Mitsukoshi Holdings Ltd.(c)	49,772	395,384
Isuzu Motors Ltd.	47,160	475,581
ITOCHU Corp.	144,908	3,433,351
J Front Retailing Co. Ltd.	35,365	433,966
Japan Airlines Co. Ltd.	10,821	309,000
Japan Display, Inc.(a)(c)	436,952	282,204
Japan Exchange Group, Inc.	18,324	335,423
Japan Post Bank Co. Ltd.	43,674	409,400
Japan Post Holdings Co. Ltd.	220,745	2,029,139
Japan Post Insurance Co. Ltd.	12,893	220,425
Japan Tobacco, Inc.	84,832	1,812,713
JFE Holdings, Inc.	85,057	1,031,969
JGC Holdings Corp.	20,458	301,439
JSR Corp.	16,562	303,475
JTEKT Corp.	35,547	388,316
JXTG Holdings, Inc.	439,282	1,900,036
Kajima Corp.	48,036	623,136
Kaneka Corp.	5,967	188,009
Kansai Electric Power Co., Inc. (The)	76,262	864,047
Kao Corp.	14,416	1,168,070
Kawasaki Heavy Industries Ltd.	23,367	473,657
Kawasaki Kisen Kaisha Ltd.(a)	19,449	266,294
KDDI Corp.	142,116	4,288,983
Keikyu Corp.	13,079	244,481
Keio Corp.	4,982	288,665
Keyence Corp.	2,108	726,816
Kikkoman Corp.	4,702	232,963
Kintetsu Group Holdings Co. Ltd.	12,326	656,189
Kirin Holdings Co. Ltd.	51,302	1,141,911
Kobe Steel Ltd.	91,336	427,249
Koito Manufacturing Co. Ltd.	5,545	246,336
Komatsu Ltd.	67,437	1,534,964
Konica Minolta, Inc.	54,097	339,401
K’s Holdings Corp.	25,916	318,734
Kubota Corp.	80,553	1,293,560
Kuraray Co. Ltd.	34,892	429,772
Kyocera Corp.	22,111	1,483,927
Kyushu Electric Power Co., Inc.	60,854	505,315
Kyushu Railway Co.	9,116	301,526
Lawson, Inc.	3,355	196,251
LIXIL Group Corp.	46,485	787,438
Makita Corp.	10,886	427,365
Marubeni Corp.	230,832	1,693,570
Marui Group Co. Ltd.	12,183	285,846
Mazda Motor Corp.	111,054	957,000
Mebuki Financial Group, Inc.	119,069	269,151
Medipal Holdings Corp.	20,387	439,397
MEIJI Holdings Co. Ltd.	6,929	493,536
MINEBEA MITSUMI, Inc.	23,306	470,055
Mitsubishi Chemical Holdings Corp.	205,262	1,515,058
Mitsubishi Corp.	123,357	3,212,961
Mitsubishi Electric Corp.	176,725	2,519,169
Mitsubishi Estate Co. Ltd.	61,708	1,225,221
Mitsubishi Gas Chemical Co., Inc.	18,682	291,300
	Shares	Value
Japan-(continued)
Mitsubishi Heavy Industries Ltd.	40,949	$1,520,310
Mitsubishi Materials Corp.(c)	16,244	417,097
Mitsubishi Motors Corp.	72,820	277,480
Mitsubishi UFJ Financial Group, Inc.	1,779,063	9,331,525
Mitsui & Co. Ltd.	178,921	3,236,376
Mitsui Chemicals, Inc.	23,030	521,646
Mitsui E&S Holdings Co. Ltd.	22,680	194,816
Mitsui Fudosan Co. Ltd.	60,236	1,618,094
Mitsui Mining & Smelting Co. Ltd.	9,681	235,270
Mitsui OSK Lines Ltd.	26,062	646,591
Mizuho Financial Group, Inc.	3,624,911	5,434,775
MS&AD Insurance Group Holdings, Inc.	41,809	1,410,670
Murata Manufacturing Co. Ltd.	21,409	1,249,953
Nagoya Railroad Co. Ltd.	13,061	387,426
NEC Corp.	33,377	1,515,107
NGK Insulators Ltd.	22,091	378,493
NGK Spark Plug Co. Ltd.	15,492	278,294
NH Foods Ltd.	12,885	573,605
NHK Spring Co. Ltd.	21,967	180,381
Nidec Corp.	5,701	738,497
Nikon Corp.	28,289	349,485
Nintendo Co. Ltd.	2,264	851,624
Nippon Electric Glass Co. Ltd.	10,695	212,548
Nippon Express Co. Ltd.	9,400	500,420
Nippon Light Metal Holdings Co. Ltd.	94,728	185,287
Nippon Paper Industries Co. Ltd.	22,003	363,993
Nippon Sheet Glass Co. Ltd.	25,177	139,840
Nippon Steel Corp.	101,139	1,432,845
Nippon Telegraph & Telephone Corp.	169,222	4,350,575
Nippon Yusen KK	49,151	804,483
Nissan Motor Co. Ltd.	370,794	2,050,939
Nisshin Seifun Group, Inc.	13,231	229,255
Nisshinbo Holdings, Inc.	25,204	222,775
Nissin Foods Holdings Co. Ltd.	3,120	237,775
Nitori Holdings Co. Ltd.	2,030	318,121
Nitto Denko Corp.	11,543	659,235
NOK Corp.	17,381	237,979
Nomura Holdings, Inc.	516,841	2,700,439
Nomura Real Estate Holdings, Inc.	15,007	374,535
NSK Ltd.	52,178	448,196
NTN Corp.	87,888	240,833
NTT Data Corp.	43,267	620,752
NTT DOCOMO, Inc.	90,466	2,593,328
Obayashi Corp.	78,194	875,115
Odakyu Electric Railway Co. Ltd.	14,658	329,445
Oji Holdings Corp.	109,527	571,964
Olympus Corp.	38,008	625,781
Omron Corp.	11,284	667,347
Ono Pharmaceutical Co. Ltd.	15,364	359,984
Oriental Land Co. Ltd.	2,703	355,628
ORIX Corp.	123,592	2,118,687
Osaka Gas Co. Ltd.	33,842	579,827
Otsuka Holdings Co. Ltd.	26,144	1,185,085
Pan Pacific International Holdings Corp.	14,896	242,849
Panasonic Corp.	297,914	3,029,028
Rakuten, Inc.(a)	42,691	337,164
Recruit Holdings Co. Ltd.	28,120	1,116,653
Renesas Electronics Corp.(a)	42,208	276,882
Rengo Co. Ltd.	25,114	179,344
Resona Holdings, Inc.	275,770	1,159,972
Ricoh Co. Ltd.	99,151	1,151,738
Rohm Co. Ltd.	5,521	410,057

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Japan-(continued)
Santen Pharmaceutical Co. Ltd.	15,954	$302,638
SBI Holdings, Inc.	15,651	372,268
Secom Co. Ltd.	8,878	795,608
Sega Sammy Holdings, Inc.	18,451	255,183
Seibu Holdings, Inc.	13,588	214,505
Seiko Epson Corp.	30,271	452,452
Seino Holdings Co. Ltd.	17,046	221,440
Sekisui Chemical Co. Ltd.	30,321	515,584
Sekisui House Ltd.(c)	72,085	1,570,261
Seven & i Holdings Co. Ltd.	56,799	2,209,913
SG Holdings Co. Ltd.	9,888	212,111
Sharp Corp.	17,712	248,721
Shikoku Electric Power Co., Inc.	19,128	164,128
Shimadzu Corp.	8,560	246,411
Shimano, Inc.	2,059	320,291
Shimizu Corp.	61,763	645,638
Shin-Etsu Chemical Co. Ltd.	18,813	2,207,015
Shinsei Bank Ltd.	17,595	274,351
Shionogi & Co. Ltd.	7,238	438,414
Shiseido Co. Ltd.	7,351	480,662
Shizuoka Bank Ltd. (The)	54,486	390,604
Showa Denko K.K.	11,155	275,311
Skylark Holdings Co. Ltd.	14,700	271,933
SMC Corp.	1,826	812,548
Softbank Corp.(c)	110,275	1,522,087
SoftBank Group Corp.	107,873	4,502,629
Sojitz Corp.	182,247	583,473
Sompo Holdings, Inc.	41,235	1,572,397
Sony Corp.	76,722	5,463,306
Sony Financial Holdings, Inc.	15,416	362,412
Stanley Electric Co. Ltd.	8,775	231,226
Subaru Corp.	71,026	1,808,661
Sumitomo Chemical Co. Ltd.	217,116	945,507
Sumitomo Corp.	135,414	2,046,484
Sumitomo Electric Industries Ltd.	76,355	1,042,630
Sumitomo Forestry Co. Ltd.	21,820	309,025
Sumitomo Heavy Industries Ltd.	11,053	299,003
Sumitomo Metal Mining Co. Ltd.	23,208	677,493
Sumitomo Mitsui Financial Group, Inc.	180,728	6,476,427
Sumitomo Mitsui Trust Holdings, Inc.	38,407	1,446,840
Sumitomo Realty & Development Co. Ltd.	20,851	779,135
Sumitomo Rubber Industries Ltd.	29,374	329,284
Suntory Beverage & Food Ltd.	7,570	324,424
Suzuken Co. Ltd.	8,495	331,931
Suzuki Motor Corp.	28,270	1,312,494
Sysmex Corp.	3,948	287,654
T&D Holdings, Inc.	74,460	818,212
Taiheiyo Cement Corp.	13,952	384,119
Taisei Corp.	16,511	671,804
Takashimaya Co. Ltd.(c)	25,140	273,006
Takeda Pharmaceutical Co. Ltd.	55,641	2,169,991
TDK Corp.	9,531	1,043,807
Teijin Ltd.	25,426	463,315
Terumo Corp.	14,898	547,619
Tobu Railway Co. Ltd.	14,917	532,627
Toho Gas Co. Ltd.	6,169	241,615
Tohoku Electric Power Co., Inc.	41,608	394,640
Tokio Marine Holdings, Inc.	61,020	3,369,513
Tokyo Electric Power Co. Holdings, Inc.(a)	622,758	2,499,421
Tokyo Electron Ltd.	5,905	1,334,802
Tokyo Gas Co. Ltd.	45,451	1,009,789
Tokyo Tatemono Co. Ltd.	19,262	316,339
	Shares	Value
Japan-(continued)
Tokyu Corp.	34,312	$611,623
Tokyu Fudosan Holdings Corp.	70,948	507,964
Toppan Printing Co. Ltd.	28,501	577,462
Toray Industries, Inc.	154,589	1,034,349
Toshiba Corp.	48,393	1,562,721
Tosoh Corp.	30,634	444,594
TOTO Ltd.	7,940	331,490
Toyo Seikan Group Holdings Ltd.	18,344	317,510
Toyo Suisan Kaisha Ltd.	5,459	231,687
Toyoda Gosei Co. Ltd.	10,499	244,203
Toyota Industries Corp.	15,277	845,707
Toyota Motor Corp.	236,806	16,718,545
Toyota Tsusho Corp.	20,814	736,464
Trend Micro, Inc.	4,324	229,794
Ube Industries Ltd.	15,158	312,432
Unicharm Corp.	9,047	314,852
West Japan Railway Co.	15,294	1,308,636
Yakult Honsha Co. Ltd.	3,120	159,764
Yamada Denki Co. Ltd.	100,980	513,355
Yamaguchi Financial Group, Inc.	24,999	153,844
Yamaha Corp.	5,674	296,303
Yamaha Motor Co. Ltd.	31,837	605,692
Yamato Holdings Co. Ltd.	22,384	366,578
Yamazaki Baking Co. Ltd.	13,839	266,604
Yaskawa Electric Corp.	8,096	289,450
Yokogawa Electric Corp.	12,153	217,080
Yokohama Rubber Co. Ltd. (The)	11,512	200,638
Z Holdings Corp.	167,876	678,412
		266,554,635
Luxembourg-0.19%
ArcelorMittal S.A.	96,128	1,422,803
RTL Group S.A.	4,572	208,241
SES S.A., FDR	31,139	383,214
Tenaris S.A.	32,960	340,717
		2,354,975
Macau-0.11%
Galaxy Entertainment Group Ltd.	58,745	389,621
Sands China Ltd.	142,374	696,752
SJM Holdings Ltd.	202,474	228,683
		1,315,056
Mongolia-0.01%
Turquoise Hill Resources Ltd.(a)	130,631	84,944
Netherlands-1.95%
ABN AMRO Bank N.V., CVA(d)	46,870	816,518
Aegon N.V.	454,648	1,848,593
Akzo Nobel N.V.	12,954	1,224,535
ASML Holding N.V.	6,707	1,889,764
ASR Nederland N.V.	14,780	550,996
Boskalis Westminster	10,202	239,345
Heineken Holding N.V.	6,554	645,694
Heineken N.V.	10,083	1,098,626
ING Groep N.V.	467,788	5,093,307
Koninklijke Ahold Delhaize N.V.	95,034	2,338,031
Koninklijke DSM N.V.	8,564	1,046,816
Koninklijke KPN N.V.	320,615	899,989
Koninklijke Philips N.V.	51,122	2,345,451
NN Group N.V.	41,821	1,455,266
Randstad N.V.	12,236	704,574
SBM Offshore N.V.	12,535	215,801

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Netherlands-(continued)
Signify N.V.(d)	15,684	$523,516
Wolters Kluwer N.V.	9,062	682,087
		23,618,909
New Zealand-0.05%
Fletcher Building Ltd.	58,771	211,087
Spark New Zealand Ltd.	145,870	439,903
		650,990
Norway-0.62%
DNB ASA	82,576	1,449,904
Equinor ASA	107,858	1,955,831
Gjensidige Forsikring ASA	14,093	307,307
Mowi ASA	26,356	629,607
Norsk Hydro ASA	169,136	532,300
Orkla ASA	57,312	553,361
Storebrand ASA	48,850	375,737
Telenor ASA	60,032	1,087,281
Yara International ASA	18,830	685,151
		7,576,479
Poland-0.22%
Bank Polska Kasa Opieki S.A.	18,966	483,960
KGHM Polska Miedz S.A.(a)	15,625	367,367
PGE Polska Grupa Energetyczna S.A.(a)	77,794	137,580
Polski Koncern Naftowy ORLEN S.A.	29,135	568,286
Polskie Gornictwo Naftowe i Gazownictwo S.A.	149,640	138,802
Powszechna Kasa Oszczednosci Bank Polski S.A.	48,637	428,949
Powszechny Zaklad Ubezpieczen S.A.	53,661	556,399
		2,681,343
Portugal-0.21%
Banco Comercial Portugues S.A., Class R	848,855	180,333
EDP - Energias de Portugal S.A.	280,504	1,406,306
Galp Energia SGPS S.A.	42,860	647,865
Jeronimo Martins SGPS S.A.	20,684	356,323
		2,590,827
Russia-0.01%
Evraz PLC	30,296	140,815
Singapore-0.79%
Ascendas REIT	130,299	300,712
CapitaLand Ltd.	198,216	525,710
CapitaLand Mall Trust	116,577	215,235
City Developments Ltd.	35,148	272,964
ComfortDelGro Corp. Ltd.	171,793	273,127
DBS Group Holdings Ltd.	115,015	2,137,835
Genting Singapore Ltd.	267,409	168,490
Jardine Cycle & Carriage Ltd.	10,552	225,899
Keppel Corp. Ltd.	92,134	450,916
Oversea-Chinese Banking Corp. Ltd.	146,697	1,163,989
Singapore Airlines Ltd.	38,574	241,635
Singapore Press Holdings Ltd.	137,403	203,351
Singapore Technologies Engineering Ltd.	89,232	268,696
Singapore Telecommunications Ltd.	569,485	1,376,878
United Overseas Bank Ltd.	72,813	1,368,878
Wilmar International Ltd.	141,210	404,521
		9,598,836
South Africa-0.17%
Anglo American PLC	65,751	1,720,979
Investec PLC	69,318	383,044
		2,104,023
	Shares	Value
South Korea-3.82%
Amorepacific Corp.	1,060	$167,202
Amorepacific Corp., Preference Shares	355	24,901
BNK Financial Group, Inc.	32,365	183,298
CJ CheilJedang Corp.	922	183,727
CJ CheilJedang Corp., Preference Shares	160	13,827
CJ Corp.	1,837	127,620
Daelim Industrial Co. Ltd.	3,573	242,827
DB Insurance Co. Ltd.	4,388	156,471
Doosan Infracore Co. Ltd.(a)	33,970	140,229
E-MART, Inc.	2,730	254,252
GS Engineering & Construction Corp.	5,574	130,949
GS Holdings Corp.	4,986	191,182
Hana Financial Group, Inc.	28,580	796,120
Hankook Tire & Technology Co. Ltd.	8,232	198,228
Hanwha Solutions Corp.	12,383	175,067
Hyundai Engineering & Construction Co. Ltd.	8,433	270,286
Hyundai Glovis Co. Ltd.	2,318	285,897
Hyundai Marine & Fire Insurance Co. Ltd.	8,087	149,276
Hyundai Mobis Co. Ltd.	8,063	1,552,593
Hyundai Motor Co.	17,634	1,849,436
Hyundai Motor Co., First Pfd.	2,778	170,617
Hyundai Motor Co., Second Pfd.	4,392	295,908
Hyundai Steel Co.	11,540	274,013
Industrial Bank of Korea	32,025	288,852
KB Financial Group, Inc.	44,145	1,627,867
Kia Motors Corp.	29,896	1,025,923
Korea Electric Power Corp.	55,971	1,190,473
Korea Gas Corp.	6,053	165,056
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	4,968	475,187
Korea Zinc Co. Ltd.	662	211,067
Korean Air Lines Co. Ltd.	10,395	206,269
KT&G Corp.	7,149	570,432
LG Chem Ltd.	2,754	779,859
LG Chem Ltd., Preference Shares	466	70,183
LG Corp.	6,409	378,028
LG Display Co. Ltd.	51,512	665,591
LG Electronics, Inc.	18,323	1,013,119
LG Electronics, Inc., Preference Shares	2,945	64,862
LG Household & Health Care Ltd.	181	191,046
LG Household & Health Care Ltd., Preference Shares	46	29,410
LG Uplus Corp.	24,677	274,338
Lotte Chemical Corp.	1,509	239,926
Lotte Shopping Co. Ltd.	2,079	201,472
Mirae Asset Daewoo Co. Ltd.	28,575	165,190
Mirae Asset Daewoo Co. Ltd., Second Pfd.	10,467	33,284
NAVER Corp.	2,574	387,660
POSCO	10,044	1,862,419
Samsung C&T Corp.	4,667	424,860
Samsung Electro-Mechanics Co. Ltd.	3,066	321,559
Samsung Electronics Co. Ltd.	333,740	15,793,041
Samsung Electronics Co. Ltd., Preference Shares	59,498	2,371,234
Samsung Fire & Marine Insurance Co. Ltd.	2,109	373,368
Samsung Fire & Marine Insurance Co. Ltd., Preference Shares	186	23,565
Samsung Heavy Industries Co. Ltd.(a)	39,743	221,749
Samsung Life Insurance Co. Ltd.	6,676	389,296
Samsung SDI Co. Ltd.	1,854	429,336
Shinhan Financial Group Co. Ltd.	36,079	1,185,126
SK Holdings Co. Ltd.	2,752	543,773

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
South Korea-(continued)
SK Hynix, Inc.	30,306	$2,377,490
SK Innovation Co. Ltd.	7,525	820,783
SK Telecom Co. Ltd.	2,351	452,703
S-Oil Corp.	3,809	243,525
Woongjin Coway Co. Ltd.	2,752	202,732
Woori Financial Group, Inc.	29,129	248,068
		46,373,647
Spain-3.42%
Acciona S.A.(c)	2,584	293,231
Acerinox S.A.	20,342	198,424
ACS Actividades de Construccion y Servicios S.A.	33,453	1,113,291
Aena SME S.A.(d)	2,757	510,695
Amadeus IT Group S.A.	9,456	742,133
Banco Bilbao Vizcaya Argentaria S.A.	877,236	4,538,497
Banco de Sabadell S.A.	1,304,790	1,177,018
Banco Santander S.A.	2,897,105	11,410,374
Bankia S.A.(c)	164,441	299,136
Bankinter S.A.	48,219	312,816
CaixaBank S.A.	343,423	1,004,735
Distribuidora Internacional de Alimentacion S.A.(a)(c)	461,387	52,205
Enagas S.A.	16,303	439,389
Endesa S.A.	47,003	1,290,238
Ferrovial S.A.	31,761	1,008,762
Grifols S.A.(c)	10,884	365,468
Grifols S.A., Class B, Preference Shares	8,506	194,183
Iberdrola S.A.	529,075	5,786,989
Industria de Diseno Textil S.A.	37,830	1,273,208
Mapfre S.A.	184,552	472,851
Merlin Properties SOCIMI S.A.	16,581	235,201
Naturgy Energy Group S.A.	33,018	870,855
Red Electrica Corp. S.A.	25,000	499,660
Repsol S.A.	194,517	2,687,003
Telefonica S.A.	707,334	4,788,648
		41,565,010
Sweden-2.02%
Alfa Laval AB	15,623	390,630
Assa Abloy AB, Class B	34,227	814,248
Atlas Copco AB, Class A	28,193	1,000,348
Atlas Copco AB, Class B	16,747	521,245
BillerudKorsnas AB(c)	16,391	210,698
Boliden AB	19,455	462,827
Castellum AB	14,278	350,482
Electrolux AB, Series B	22,632	536,998
Epiroc AB, Class A	16,780	194,459
Epiroc AB, Class B	10,161	115,013
Essity AB, Class B	32,307	1,025,656
Getinge AB, Class B	18,659	318,545
Hennes & Mauritz AB, Class B(c)	100,844	2,214,380
Hexagon AB, Class B	7,024	382,730
Husqvarna AB, Class B	28,036	211,521
ICA Gruppen AB	6,964	306,199
Industrivarden AB, Class A	16,639	402,568
Industrivarden AB, Class C	13,307	313,808
NCC AB, Class A	652	12,142
NCC AB, Class B(c)	15,138	282,699
Sandvik AB	58,836	1,075,250
Securitas AB, Class B	28,628	450,717
Skandinaviska Enskilda Banken AB, Class A	138,255	1,366,105
Skandinaviska Enskilda Banken AB, Class C	2,010	21,229
	Shares	Value
Sweden-(continued)
Skanska AB, Class B	45,599	$1,054,979
SKF AB, Class B	36,621	671,352
SSAB AB, Class A(c)	31,431	96,785
SSAB AB, Class B(c)	78,636	226,722
Svenska Cellulosa AB S.C.A., Class A	1,022	10,476
Svenska Cellulosa AB S.C.A., Class B	30,592	306,344
Svenska Handelsbanken AB, Class A	144,458	1,419,004
Svenska Handelsbanken AB, Class B(c)	3,531	36,854
Swedbank AB, Class A	89,683	1,379,395
Swedish Match AB	7,331	414,822
Tele2 AB, Class B	30,404	458,647
Telefonaktiebolaget LM Ericsson, Class A	2,645	22,255
Telefonaktiebolaget LM Ericsson, Class B	207,590	1,631,662
Telia Co. AB	332,731	1,423,971
Trelleborg AB, Class B	18,364	301,601
Volvo AB, Class B	122,855	2,106,927
		24,542,293
Switzerland-6.86%
ABB Ltd.	137,789	3,215,958
Adecco Group AG	21,471	1,262,280
Alcon, Inc.(a)	19,733	1,165,013
Baloise Holding AG	4,639	838,382
Chocoladefabriken Lindt & Spruengli AG	3	279,641
Chocoladefabriken Lindt & Spruengli AG, PC	29	243,108
Cie Financiere Richemont S.A.	24,779	1,814,909
Clariant AG	12,833	289,140
Coca-Cola HBC AG(a)	8,977	329,681
Credit Suisse Group AG(a)	278,818	3,531,300
Dufry AG(a)	2,561	222,363
Geberit AG	1,192	629,339
Georg Fischer AG	291	286,187
Givaudan S.A.	304	1,002,354
Glencore PLC	1,773,447	5,201,513
Helvetia Holding AG	3,447	496,079
Julius Baer Group Ltd.	13,229	662,513
Kuehne + Nagel International AG	3,594	581,330
LafargeHolcim Ltd.(a)	43,043	2,191,313
Lonza Group AG(a)	1,806	741,912
Nestle S.A.	131,741	14,531,191
Novartis AG	98,692	9,329,410
Partners Group Holding AG	305	279,811
PSP Swiss Property AG	2,015	304,616
Roche Holding AG	29,915	10,059,033
Roche Holding AG, BR	1,146	380,237
Schindler Holding AG	652	162,248
Schindler Holding AG, PC	1,374	355,307
SGS S.A.	220	636,653
Sika AG	3,974	714,904
Sonova Holding AG	1,333	334,200
STMicroelectronics N.V.	29,683	831,907
Swatch Group AG (The)	3,288	160,300
Swatch Group AG (The), BR	2,143	539,277
Swiss Life Holding AG	3,450	1,736,358
Swiss Prime Site AG(a)	5,048	616,574
Swiss Re AG	39,172	4,427,133
Swisscom AG(c)	2,221	1,219,598
UBS Group AG	344,023	4,280,446
Vifor Pharma AG	1,659	306,187
Zurich Insurance Group AG	17,054	7,085,425
		83,275,130

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
United Kingdom-15.94%
3i Group PLC	56,977	$829,558
Admiral Group PLC	11,597	345,337
Aggreko PLC	29,757	302,430
Ashtead Group PLC	20,742	671,249
Associated British Foods PLC	21,317	737,908
AstraZeneca PLC	57,943	5,670,487
Aviva PLC	481,836	2,530,463
Babcock International Group PLC	35,170	272,974
BAE Systems PLC	280,802	2,337,148
Balfour Beatty PLC	59,188	207,382
Barclays PLC	2,475,484	5,482,149
Barratt Developments PLC	88,190	933,272
Beazley PLC	32,415	231,380
Bellway PLC	9,094	477,710
Berkeley Group Holdings PLC	9,907	684,313
BP PLC	2,489,755	14,988,876
British American Tobacco PLC	208,367	9,222,027
British Land Co. PLC (The)	85,783	627,137
BT Group PLC	1,055,545	2,239,073
Bunzl PLC	16,475	426,746
Burberry Group PLC	17,144	441,363
Capita PLC(a)	246,295	472,227
Centrica PLC	972,291	1,087,373
Close Brothers Group PLC	11,549	215,570
CNH Industrial N.V.	101,203	967,209
Compass Group PLC	79,512	1,967,335
Croda International PLC	4,241	278,630
DCC PLC	7,195	581,587
Derwent London PLC	5,462	295,920
Diageo PLC	76,765	3,045,869
Direct Line Insurance Group PLC	189,184	842,414
Dixons Carphone PLC	171,491	306,537
Drax Group PLC	51,131	183,330
DS Smith PLC	97,722	438,880
easyJet PLC	22,137	406,491
Experian PLC	26,178	909,972
Fiat Chrysler Automobiles N.V.	277,784	3,611,582
G4S PLC	195,039	502,374
GlaxoSmithKline PLC	329,630	7,751,808
Hammerson PLC	79,771	245,430
Hays PLC	111,239	227,578
Hiscox Ltd.	16,377	283,453
HSBC Holdings PLC	1,756,342	12,775,333
IG Group Holdings PLC	28,733	251,420
IMI PLC	20,683	300,998
Imperial Brands PLC	83,472	2,146,520
Inchcape PLC	45,835	396,958
Informa PLC	38,245	390,612
InterContinental Hotels Group PLC	9,506	587,131
Intermediate Capital Group PLC	20,705	475,450
International Consolidated Airlines Group S.A.	97,512	731,652
Intertek Group PLC	4,054	307,814
Intu Properties PLC(a)(c)	189,326	42,552
ITV PLC	394,348	703,849
J Sainsbury PLC	321,868	858,756
John Wood Group PLC	60,250	298,863
Johnson Matthey PLC	20,522	704,707
Kingfisher PLC	382,994	1,029,920
Land Securities Group PLC	69,294	856,801
Legal & General Group PLC	714,503	2,877,377
Lloyds Banking Group PLC	7,307,394	5,470,359
London Stock Exchange Group PLC	6,586	680,296
	Shares	Value
United Kingdom-(continued)
M&G PLC(a)	225,737	$714,755
Man Group PLC	123,217	249,972
Marks & Spencer Group PLC	289,131	670,793
Meggitt PLC	52,327	466,012
Micro Focus International PLC	16,239	219,457
Mondi PLC	25,049	510,483
National Grid PLC	431,647	5,722,974
Next PLC	10,715	973,462
Pearson PLC	60,484	453,186
Pennon Group PLC	34,418	502,925
Persimmon PLC	20,782	836,365
Petrofac Ltd.	55,895	257,293
Phoenix Group Holdings PLC	34,372	343,444
Playtech PLC	47,296	215,155
Prudential PLC	225,737	4,023,100
Quilter PLC(d)	184,423	413,646
Reckitt Benckiser Group PLC	27,344	2,263,978
RELX PLC	58,059	1,540,617
Rentokil Initial PLC	55,657	342,624
Rolls-Royce Holdings PLC	103,771	916,500
Royal Bank of Scotland Group PLC (The)	377,600	1,086,594
Royal Dutch Shell PLC, Class A	506,174	13,307,410
Royal Dutch Shell PLC, Class B	417,284	11,001,279
Royal Mail PLC	228,999	598,300
RSA Insurance Group PLC	84,246	611,236
Sage Group PLC (The)	43,244	420,919
Schroders PLC	6,994	296,222
Seadrill Ltd.(a)	11,426	15,420
Segro PLC	43,718	524,770
Severn Trent PLC	19,040	647,291
Signature Aviation PLC	57,645	221,276
Smith & Nephew PLC	33,059	795,959
Smiths Group PLC	27,035	602,096
SSE PLC	160,384	3,189,244
St James’s Place PLC	40,837	615,831
Standard Chartered PLC	312,420	2,598,661
Standard Life Aberdeen PLC	383,354	1,523,592
Subsea 7 S.A.	31,667	340,725
Tate & Lyle PLC	37,979	396,907
Taylor Wimpey PLC	289,049	819,584
TechnipFMC PLC	35,723	575,019
Tesco PLC	1,042,550	3,393,122
Thomas Cook Group PLC(a)(b)(c)	575,015	0
Travis Perkins PLC	30,451	622,780
Unilever N.V.	62,198	3,632,497
Unilever PLC	45,779	2,735,781
United Utilities Group PLC	59,888	800,101
Virgin Money UK PLC(a)	231,036	500,226
Vodafone Group PLC	5,119,371	10,075,297
Weir Group PLC (The)	14,518	257,975
Whitbread PLC	8,257	486,532
William Hill PLC	121,607	277,163
WM Morrison Supermarkets PLC(c)	327,036	784,385
WPP PLC	169,700	2,113,952
		193,672,806
United States-0.41%
Amcor PLC, CDI	72,900	775,478
Bausch Health Cos., Inc.(a)	41,001	1,125,664
Carnival PLC	8,999	369,872
Ferguson PLC	16,990	1,523,391
James Hardie Industries PLC, CDI	16,211	345,108
Ovintiv, Inc.	15,895	247,820

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
United States-(continued)
Samsonite International S.A.(d)	64,540	$123,347
Waste Connections, Inc.	5,141	495,811
		5,006,491
Zambia-0.03%
First Quantum Minerals Ltd.	49,636	388,816
Total Common Stocks & Other Equity Interests (Cost $1,187,626,747)		1,209,797,193
Money Market Funds-0.09%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(e) (Cost $1,139,353)	1,139,353	1,139,353
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.69% (Cost $1,188,766,100)		1,210,936,546
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.55%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(e)(f)	23,250,144	$23,250,144
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(e)(f)	7,746,949	7,750,048
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $31,000,101)		31,000,192
TOTAL INVESTMENTS IN SECURITIES-102.24% (Cost $1,219,766,201)		1,241,936,738
OTHER ASSETS LESS LIABILITIES-(2.24)%		(27,228,749)
NET ASSETS-100.00%		$1,214,707,989

Investment Abbreviations:
BR-Bearer Shares
CDI-CREST Depository Interest
CVA-Dutch Certificates
FDR-Fiduciary Depositary Receipt
PC-Participation Certificate
Pfd.-Preferred
REIT-Real Estate Investment Trust
RSP-Registered Savings Plan Shares

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (Level 3). See Additional Valution Information.
(c)	All or a portion of this security was out on loan at January 31, 2020.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2020 was $6,473,667, which represented less than 1% of the Fund’s Net Assets.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.61%
Australia-5.43%
Abacus Property Group	53,590	$134,269
Adelaide Brighton Ltd.	82,579	198,008
ALS Ltd.	51,163	325,628
Alumina Ltd.	95,885	138,371
Ansell Ltd.	18,629	394,027
Aristocrat Leisure Ltd.	25,856	611,009
Atlas Arteria Ltd.	25,911	140,204
AusNet Services	335,500	392,710
Australian Pharmaceutical Industries Ltd.	152,381	133,425
Bapcor Ltd.	29,519	122,459
Beach Energy Ltd.	100,820	176,231
Bega Cheese Ltd.(a)	35,246	100,941
Blackmores Ltd.	921	54,511
Breville Group Ltd.	10,965	134,341
Brickworks Ltd.	7,621	100,488
BWP Trust	49,500	134,457
carsales.com Ltd.	18,226	205,396
Charter Hall Group	28,396	240,541
Charter Hall Retail REIT	52,611	164,325
Cleanaway Waste Management Ltd.	102,510	137,208
Cochlear Ltd.	2,360	374,087
Costa Group Holdings Ltd.(a)	22,678	41,175
Cromwell Property Group(a)	248,926	201,943
CSR Ltd.	165,617	531,313
Domino’s Pizza Enterprises Ltd.(a)	3,273	118,600
Eclipx Group Ltd.(b)	79,854	85,223
Elders Ltd.	19,577	95,901
Estia Health Ltd.	48,861	79,850
Evolution Mining Ltd.	60,952	152,944
Flight Centre Travel Group Ltd.	9,240	241,577
G8 Education Ltd.	79,646	100,906
Genworth Mortgage Insurance Australia Ltd.	51,065	124,209
GrainCorp Ltd., Class A(b)	65,946	362,682
Growthpoint Properties Australia Ltd.	26,731	77,385
GUD Holdings Ltd.	12,396	98,618
GWA Group Ltd.	41,056	97,378
Harvey Norman Holdings Ltd.(a)	132,378	369,079
Healius Ltd.	154,249	299,469
IGO Ltd.	38,753	155,876
Iluka Resources Ltd.	28,042	179,978
Inghams Group Ltd.(a)	43,738	101,836
InvoCare Ltd.(a)	13,732	122,011
IOOF Holdings Ltd.(a)	94,095	490,522
IRESS Ltd.	13,096	120,311
JB Hi-Fi Ltd.(a)	25,040	653,043
Link Administration Holdings Ltd.	28,342	127,374
Magellan Financial Group Ltd.	5,338	233,794
Mayne Pharma Group Ltd.(b)	215,136	64,783
McMillan Shakespeare Ltd.	9,245	78,726
Mineral Resources Ltd.	19,737	220,050
Monadelphous Group Ltd.	18,308	212,069
National Storage REIT	58,036	82,835
New Hope Corp. Ltd.	25,371	31,452
nib holdings Ltd.	53,629	190,651
Nine Entertainment Co. Holdings Ltd.	154,192	190,398
Northern Star Resources Ltd.	23,631	202,671
NRW Holdings Ltd.	52,904	108,857
Nufarm Ltd.(b)	61,751	226,752
OceanaGold Corp.	76,080	159,345
Orora Ltd.	168,852	359,333
OZ Minerals Ltd.	47,167	312,151
	Shares	Value
Australia-(continued)
Pact Group Holdings Ltd.(b)	54,151	$99,515
Pendal Group Ltd.	32,969	191,215
Perenti Global Ltd.	106,297	107,360
Perpetual Ltd.(a)	8,638	242,598
Perseus Mining Ltd.(b)	265,519	210,213
Platinum Asset Management Ltd.(a)	23,796	74,164
Premier Investments Ltd.	12,057	157,986
Qube Holdings Ltd.	130,478	295,333
REA Group Ltd.	1,732	129,695
Regis Resources Ltd.	37,211	112,778
Resolute Mining Ltd.(b)	109,647	85,502
Sandfire Resources Ltd.	21,874	80,728
SEEK Ltd.	31,631	472,006
Seven Group Holdings Ltd.	15,553	206,923
Seven West Media Ltd.(b)	351,039	57,613
Shopping Centres Australasia Property Group	96,102	183,454
Sigma Healthcare Ltd.	307,796	122,911
Southern Cross Media Group Ltd.	158,667	92,160
St Barbara Ltd.	25,706	47,433
Star Entertainment Group Ltd. (The)	141,746	391,266
Steadfast Group Ltd.	51,830	130,762
Super Retail Group Ltd.	41,056	253,431
Sydney Airport	78,206	431,853
Tassal Group Ltd.	27,835	79,604
TPG Telecom Ltd.	37,858	187,246
Virgin Australia International Holdings Pty. Ltd.(b)(c)	112,977	0
Viva Energy Group Ltd.(d)	221,472	251,030
Viva Energy REIT Ltd.	51,456	94,393
Vocus Group Ltd.(b)	69,094	154,042
Washington H Soul Pattinson & Co. Ltd.	7,609	107,634
Whitehaven Coal Ltd.	72,866	120,366
		17,286,920
Austria-0.92%
ams AG(b)	7,158	290,824
BAWAG Group AG(d)	5,819	251,406
CA Immobilien Anlagen AG	7,389	325,492
DO & CO AG	883	88,069
EVN AG	6,034	119,026
IMMOFINANZ AG(b)	15,318	425,234
Lenzing AG(a)	2,717	214,984
Oesterreichische Post AG(a)	5,602	212,939
S IMMO AG	6,395	171,118
Schoeller-Bleckmann Oilfield Equipment AG(a)	995	45,871
Telekom Austria AG(b)	12,445	99,989
UNIQA Insurance Group AG	16,859	159,554
Verbund AG	5,428	286,363
Vienna Insurance Group AG Wiener Versicherung Gruppe	8,297	224,351
		2,915,220
Belgium-1.50%
Ackermans & van Haaren N.V.	2,493	398,999
Aedifica S.A.	1,379	185,927
AGFA-Gevaert N.V.(b)	25,427	124,649
Barco N.V.	933	232,122
Befimmo S.A.	2,390	146,752
Bekaert S.A.	11,979	304,532
Cie d’Entreprises CFE	943	102,641
Cofinimmo S.A.	2,983	474,381
Dieteren S.A./N.V.	3,209	206,972
Econocom Group S.A./N.V.(a)	29,484	83,581

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Belgium-(continued)
Elia Group S.A./N.V.	3,514	$338,213
Euronav N.V.	31,434	311,712
Galapagos N.V.(a)(b)	1,024	228,885
Gimv N.V.	1,391	85,708
Melexis N.V.(a)	1,452	103,627
Ontex Group N.V.	14,514	262,252
Orange Belgium S.A.	6,166	125,320
Sofina S.A.	1,586	362,116
Telenet Group Holding N.V.	8,581	397,403
Tessenderlo Group S.A.(b)	2,670	89,803
Warehouses De Pauw C.V.A.	7,756	221,119
		4,786,714
Cambodia-0.04%
NagaCorp Ltd.	96,780	137,048
Canada-7.42%
Aecon Group, Inc.	17,542	228,269
Alamos Gold, Inc., Class A	52,016	328,406
Allied Properties REIT(a)	11,541	481,868
Artis REIT(a)	46,876	417,881
ATS Automation Tooling Systems, Inc.(b)	8,660	133,120
B2Gold Corp.	65,250	282,698
Birchcliff Energy Ltd.	61,224	81,012
BlackBerry Ltd.(b)	45,871	279,551
Boardwalk REIT	9,534	340,400
Boyd Group Services, Inc.	1,153	181,326
BRP, Inc.	4,373	223,387
Canadian Western Bank	15,425	381,616
Canfor Corp.(b)	23,056	207,278
Cascades, Inc.	23,545	201,349
CCL Industries, Inc., Class B	9,383	395,951
Centerra Gold, Inc.(b)	49,775	398,938
CES Energy Solutions Corp.(a)	55,903	82,425
Chartwell Retirement Residences	25,195	268,228
Choice Properties REIT(a)	16,499	182,387
Cineplex, Inc.	15,487	395,445
Cogeco Communications, Inc.	1,961	154,057
Colliers International Group, Inc.	2,333	189,279
Cominar REIT, Class U	51,235	564,435
Constellation Software, Inc.	492	517,483
Corus Entertainment, Inc., Class B	56,991	216,321
Descartes Systems Group, Inc. (The)(b)	2,533	113,631
Detour Gold Corp.(b)	27,046	484,662
Dollarama, Inc.	12,390	422,415
Dream Office REIT(a)	19,789	487,038
ECN Capital Corp.	44,861	189,952
Eldorado Gold Corp.(b)	79,151	575,731
Element Fleet Management Corp.	53,247	511,715
Emera, Inc.(a)	8,766	390,793
Enerflex Ltd.	16,457	125,927
Enerplus Corp.	54,309	277,181
Ensign Energy Services, Inc.	25,591	45,665
First Capital REIT	23,933	392,143
FirstService Corp.	1,595	157,034
Genworth MI Canada, Inc.(a)	7,744	341,953
Granite REIT(a)	5,347	289,111
Great Canadian Gaming Corp.(b)	3,036	91,478
Home Capital Group, Inc.(a)(b)	24,640	587,798
Hudbay Minerals, Inc.	41,744	128,147
Hudsons Bay Co.(a)	28,606	236,410
IAMGOLD Corp.(b)	84,137	251,288
Innergex Renewable Energy, Inc.	13,231	188,078
	Shares	Value
Canada-(continued)
Just Energy Group, Inc.	61,488	$85,545
Kirkland Lake Gold Ltd.	4,456	182,849
Laurentian Bank of Canada	10,398	337,677
Linamar Corp.	12,123	399,654
Maple Leaf Foods, Inc.	10,184	199,591
Martinrea International, Inc.	33,298	324,785
Mullen Group Ltd.	27,369	186,868
NFI Group, Inc.	9,162	212,121
Norbord, Inc.	10,506	308,773
North West Co., Inc. (The)(a)	8,535	177,857
Northland Power, Inc.	15,374	346,294
Northview Apartment REIT(a)	7,489	173,897
NuVista Energy Ltd.(b)	25,275	40,706
Osisko Gold Royalties Ltd.	11,545	115,227
Pan American Silver Corp.	15,005	345,130
Paramount Resources Ltd., Class A(b)	15,885	72,546
Pason Systems, Inc.	8,096	80,804
Peyto Exploration & Development Corp.(a)	81,437	177,954
PrairieSky Royalty Ltd.(a)	20,938	229,716
Precision Drilling Corp.(b)	140,525	165,755
Premium Brands Holdings Corp.	2,594	191,135
Pretium Resources, Inc.(b)	10,709	116,681
Quebecor, Inc., Class B	11,907	295,661
Ritchie Bros Auctioneers, Inc.	6,714	283,627
Russel Metals, Inc.	19,781	321,270
Secure Energy Services, Inc.	29,431	101,252
SEMAFO, Inc.(b)	44,071	92,970
Seven Generations Energy Ltd., Class A(b)	52,578	263,973
ShawCor Ltd.	15,249	121,296
Shopify, Inc., Class A(b)	536	249,785
Sierra Wireless, Inc.(a)(b)	7,359	71,055
SmartCentres REIT	17,478	415,095
SSR Mining, Inc.(b)	9,629	176,482
Stantec, Inc.	14,566	433,384
Stars Group, Inc. (The)(b)	11,798	281,714
Stella-Jones, Inc.	5,486	155,386
Superior Plus Corp.(a)	33,476	292,350
TFI International, Inc.	14,355	459,994
TMX Group Ltd.	6,720	622,180
TORC Oil & Gas Ltd.(a)	32,123	93,269
Torex Gold Resources, Inc.(b)	7,963	109,641
Toromont Industries Ltd.	5,637	290,470
TransAlta Renewables, Inc.	11,443	143,194
Transcontinental, Inc., Class A	17,577	206,796
Westshore Terminals Investment Corp.(a)	8,145	99,030
Winpak Ltd.	3,314	121,179
		23,593,878
China-0.87%
CapitaLand Retail China Trust	90,606	102,708
China Travel International Investment Hong Kong Ltd.	354,389	56,501
CITIC Telecom International Holdings Ltd.	293,180	101,396
Kerry Logistics Network Ltd.	60,477	96,225
Minth Group Ltd.	71,360	219,811
MMG Ltd.(b)	398,609	88,859
Nexteer Automotive Group Ltd.	109,825	80,459
Noble Group Ltd.(b)(c)	760,360	11,281
Shui On Land Ltd.	412,534	82,399
SITC International Holdings Co. Ltd.	101,950	119,758
Tingyi Cayman Islands Holding Corp.	310,568	520,066
Towngas China Co. Ltd.(b)	125,627	77,610
Uni-President China Holdings Ltd.	141,247	143,518

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
China-(continued)
Want Want China Holdings Ltd.	563,648	$463,559
Xinyi Glass Holdings Ltd.	304,526	381,965
Xinyi Solar Holdings Ltd.	338,313	236,487
		2,782,602
Colombia-0.08%
Gran Tierra Energy, Inc.(b)	53,598	53,495
Parex Resources, Inc.(b)	12,783	202,490
		255,985
Denmark-1.33%
Alm Brand A/S	11,792	103,367
Chr. Hansen Holding A/S	2,930	218,468
D/S Norden A/S	8,274	111,594
Demant A/S(b)	5,069	164,623
Dfds A/S	4,398	184,203
FLSmidth & Co. A/S	8,923	305,619
Genmab A/S(b)	922	212,953
GN Store Nord A/S	5,399	267,878
H Lundbeck A/S	3,366	142,615
Matas A/S	10,265	96,331
Nilfisk Holding A/S(b)	1,949	42,082
NKT A/S(b)	9,232	199,471
Ringkjoebing Landbobank A/S	2,248	166,455
Rockwool International A/S, Class B	602	139,914
Royal Unibrew A/S	2,924	278,037
Scandinavian Tobacco Group A/S(d)	15,242	199,698
Schouw & Co. A/S	2,068	169,437
SimCorp A/S	1,338	147,942
Sydbank A/S	17,437	379,596
Topdanmark A/S	4,683	221,117
Tryg A/S	15,730	476,797
		4,228,197
Egypt-0.11%
Centamin PLC	200,645	359,707
Faroe Islands-0.07%
Bakkafrost P/F	3,262	232,146
Finland-1.30%
Cargotec OYJ, Class B	10,809	398,903
Citycon OYJ(a)	12,338	130,509
Cramo OYJ	7,127	108,284
Finnair OYJ	14,566	85,069
Huhtamaki OYJ	12,435	553,837
Kemira OYJ	16,151	243,346
Konecranes OYJ(a)	12,073	364,325
Metsa Board OYJ(a)	27,772	168,504
Orion OYJ, Class B(a)	13,668	646,317
Outotec OYJ(b)	38,425	221,373
Sanoma OYJ	10,695	128,359
TietoEVRY OYJ	10,518	342,649
Uponor OYJ	12,138	164,644
Valmet OYJ	15,554	337,380
YIT OYJ(a)	34,141	243,469
		4,136,968
France-3.08%
Adevinta ASA, Class B(b)	9,225	112,288
Aeroports de Paris	2,332	442,637
ALD S.A.(a)(d)	12,868	188,648
Alten S.A.	2,448	303,684
Altran Technologies S.A.	16,392	266,126
BioMerieux	2,158	213,919
	Shares	Value
France-(continued)
Cie Plastic Omnium S.A.	11,623	$292,390
Coface S.A.(b)	20,854	256,583
Dassault Aviation S.A.	179	218,546
Derichebourg S.A.	35,889	130,261
Elior Group S.A.(d)	29,581	416,923
Eramet(a)	2,085	88,103
Europcar Mobility Group(a)(d)	26,025	106,135
Fnac Darty S.A.(b)	5,401	263,716
Gaztransport Et Technigaz S.A.	1,378	139,124
Ipsen S.A.	1,448	107,964
Ipsos	5,899	191,542
JCDecaux S.A.	8,586	229,458
Korian S.A.	8,368	382,959
Maisons du Monde S.A.(d)	5,996	80,104
Mercialys S.A.	16,001	201,794
Mersen S.A.	2,923	95,882
Metropole Television S.A.	13,608	226,278
Nexans S.A.	13,283	647,367
Orpea	4,131	538,370
Quadient	12,931	311,251
Rallye S.A.	6,695	65,217
Remy Cointreau S.A.(a)	1,578	167,641
Rothschild & Co.	3,668	98,524
SEB S.A.	2,858	367,404
Societe BIC S.A.	4,792	322,785
Sopra Steria Group	3,114	498,459
Tarkett S.A.(a)	9,808	135,757
Technicolor S.A.(a)(b)	223,939	155,230
Television Francaise 1	35,542	269,099
Ubisoft Entertainment S.A.(b)	5,150	392,390
Vallourec S.A.(a)(b)	209,430	534,273
Vicat S.A.	2,651	110,397
Virbac S.A.(b)	614	150,376
Worldline S.A.(b)(d)	1,297	91,480
		9,811,084
Georgia-0.04%
Bank of Georgia Group PLC	6,199	123,635
Germany-4.38%
1&1 Drillisch AG	4,965	121,929
ADO Properties S.A.(d)	2,163	66,733
alstria office REIT-AG	17,437	345,891
BayWa AG	2,908	85,804
Bechtle AG	2,787	404,070
Bilfinger SE	11,994	425,085
CANCOM SE	3,107	185,213
Carl Zeiss Meditec AG, BR	1,401	171,561
CTS Eventim AG & Co. KGaA	3,252	202,718
Delivery Hero SE(b)(d)	3,107	239,714
Deutsche Beteiligungs AG	1,913	80,665
Deutsche EuroShop AG	10,137	276,801
Deutz AG	27,790	145,349
DIC Asset AG	10,214	191,294
Draegerwerk AG & Co. KGaA	976	44,508
Draegerwerk AG & Co. KGaA, Preference Shares	2,321	135,294
Duerr AG	9,269	278,574
DWS Group GmbH & Co. KGaA(d)	7,538	300,186
ElringKlinger AG(a)(b)	14,220	97,073
Fielmann AG	2,268	180,733
Fraport AG Frankfurt Airport Services Worldwide	5,236	390,743
Fuchs Petrolub SE	3,364	137,003
Fuchs Petrolub SE, Preference Shares(a)	6,725	298,582

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Germany-(continued)
Gerresheimer AG	4,430	$351,001
Grand City Properties S.A.	11,590	296,954
GRENKE AG	1,330	132,578
Hamburger Hafen und Logistik AG	4,840	119,599
Heidelberger Druckmaschinen AG(a)(b)	126,929	125,471
Hella GmbH & Co. KGaA	9,323	439,926
Hornbach Holding AG & Co. KGaA	1,607	101,510
Indus Holding AG	2,166	88,521
Jenoptik AG	3,703	102,263
Jungheinrich AG, Preference Shares	7,953	175,090
Kloeckner & Co. SE	58,917	376,639
Knorr-Bremse AG	3,001	327,616
Koenig & Bauer AG(a)	2,392	63,783
Krones AG	3,143	238,765
Nordex SE(a)(b)	21,848	284,789
Norma Group SE	4,123	150,598
Pfeiffer Vacuum Technology AG	669	111,082
Puma SE	5,399	433,182
Rational AG	140	105,423
RHOEN-KLINIKUM AG	3,728	65,327
Rocket Internet SE(b)(d)	8,368	195,994
Sartorius AG, Preference Shares	837	195,139
Schaeffler AG, Preference Shares	31,455	316,237
Scout24 AG(d)	8,381	577,238
Siemens Healthineers AG(d)	8,901	419,607
Siltronic AG	1,898	204,720
Sixt SE	1,893	191,506
Sixt SE, Preference Shares	2,401	167,098
Software AG	5,967	199,694
Stabilus S.A.	1,958	119,516
Stroeer SE & Co. KGaA	1,908	151,694
Suedzucker AG	29,952	507,186
TAG Immobilien AG(b)	13,195	348,020
Takkt AG	6,092	80,069
Tele Columbus AG(a)(b)(d)	50,074	188,673
TLG Immobilien AG	2,867	98,017
Wacker Chemie AG	3,185	229,849
Wacker Neuson SE	4,956	79,929
Wirecard AG(a)	2,284	337,146
Zalando SE(b)(d)	8,641	415,463
		13,918,435
Ghana-0.02%
Tullow Oil PLC	115,869	77,652
Hong Kong-2.10%
ASM Pacific Technology Ltd.	29,851	402,902
Bank of East Asia Ltd. (The)	68,013	146,662
Brightoil Petroleum Holdings Ltd.(b)(c)	160,687	0
Cafe de Coral Holdings Ltd.	49,208	110,316
Cathay Pacific Airways Ltd.	163,776	205,950
Champion REIT	279,484	167,930
Chow Tai Fook Jewellery Group Ltd.	219,645	199,706
CK Infrastructure Holdings Ltd.	41,214	286,838
Dah Sing Financial Holdings Ltd.	24,664	88,760
Dairy Farm International Holdings Ltd.	30,697	157,189
Fortune REIT	230,980	263,013
Global Brands Group Holding Ltd.	193,971	12,272
Guotai Junan International Holdings Ltd.(a)	463,653	79,416
Guotai Junan International Holdings Ltd., Rts., expiring 03/09/2020(b)(c)	154,551	0
Haitong International Securities Group Ltd.	539,344	155,409
Hang Lung Group Ltd.	80,935	200,385
	Shares	Value
Hong Kong-(continued)
HKBN Ltd.	62,872	$109,309
Hutchison Port Holdings Trust, Class U	461,039	73,357
Hutchison Telecommunications Hong Kong Holdings Ltd.	206,300	37,340
Hysan Development Co. Ltd.	62,277	232,436
Johnson Electric Holdings Ltd.	52,051	115,207
K Wah International Holdings Ltd.	151,324	73,889
Li & Fung Ltd.	1,643,775	144,603
Lifestyle International Holdings Ltd.	70,546	70,441
Luk Fook Holdings International Ltd.	50,148	135,929
Man Wah Holdings Ltd.	295,136	204,211
Mapletree North Asia Commercial Trust(d)	277,136	240,345
Melco International Development Ltd.	111,325	240,667
Pacific Basin Shipping Ltd.	795,171	141,746
Pacific Textiles Holdings Ltd.	133,104	86,061
PCCW Ltd.	519,842	307,059
Sa Sa International Holdings Ltd.(a)	243,528	42,702
Shangri-La Asia Ltd.	192,089	176,362
SmarTone Telecommunications Holdings Ltd.	109,034	79,817
Sun Art Retail Group Ltd.	389,872	463,939
Value Partners Group Ltd.	151,183	81,018
Vitasoy International Holdings Ltd.	29,670	106,701
VTech Holdings Ltd.	31,452	284,236
Wheelock & Co. Ltd.	64,153	391,010
Yue Yuen Industrial Holdings Ltd.	130,485	361,033
		6,676,166
India-0.04%
Rhi Magnesita N.V.	2,757	116,079
Indonesia-0.09%
First Pacific Co. Ltd.	423,296	132,340
Golden Agri-Resources Ltd.	947,051	143,108
		275,448
Ireland-0.61%
C&C Group PLC	38,834	183,264
Cairn Homes PLC	60,157	81,733
Dalata Hotel Group PLC	18,809	94,861
Glanbia PLC	16,559	193,233
Greencore Group PLC	113,124	367,102
Hibernia REIT PLC	85,694	130,293
Kingspan Group PLC	9,590	591,428
UDG Healthcare PLC	31,497	310,240
		1,952,154
Israel-1.36%
Airport City Ltd.(b)	6,741	118,847
Alony Hetz Properties & Investments Ltd.	12,495	206,668
Azrieli Group Ltd.	3,976	294,010
Delek Group Ltd.	1,574	203,982
Elbit Systems Ltd.	2,185	334,576
First International Bank of Israel Ltd.	9,305	260,519
Gazit-Globe Ltd.	20,467	237,462
Harel Insurance Investments & Financial Services Ltd.	29,638	202,267
Israel Corp. Ltd. (The)(b)	792	137,290
Melisron Ltd.	1,854	121,547
Mizrahi Tefahot Bank Ltd.	19,460	530,817
Nice Ltd.(b)	2,607	449,212
Oil Refineries Ltd.	236,226	104,188
Partner Communications Co. Ltd.(b)	15,935	71,162
Paz Oil Co. Ltd.	1,191	144,508
Phoenix Holdings Ltd. (The)	18,831	103,204

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Israel-(continued)
Plus500 Ltd.	19,031	$223,093
Shufersal Ltd.	20,027	125,004
Strauss Group Ltd.	3,067	90,362
Tower Semiconductor Ltd.(b)	16,573	372,726
		4,331,444
Italy-3.06%
ACEA S.p.A.	9,309	217,157
Amplifon S.p.A.	5,960	168,967
Anima Holding S.p.A.(d)	50,789	240,796
ASTM S.p.A.	12,974	378,711
Autogrill S.p.A.	29,831	289,925
Azimut Holding S.p.A.	27,395	672,622
Banca Generali S.p.A.	8,768	278,631
Banca IFIS S.p.A.	6,175	97,943
Banca Mediolanum S.p.A.	48,383	435,707
Banca Monte dei Paschi di Siena S.p.A.(a)(b)	130,355	243,397
Banca Popolare di Sondrio SCPA	31,334	67,504
Buzzi Unicem S.p.A.	11,817	275,159
Buzzi Unicem S.p.A., RSP	6,852	96,284
Cerved Group S.p.A.	24,655	241,685
Danieli & C. Officine Meccaniche S.p.A.	1,014	16,581
Danieli & C. Officine Meccaniche S.p.A., RSP	3,579	35,733
Davide Campari-Milano S.p.A.	26,034	251,868
De Longhi S.p.A.	7,837	147,501
DiaSorin S.p.A.	1,029	126,577
Enav S.p.A.(d)	33,398	215,593
ERG S.p.A.	12,833	303,488
Ferrari N.V.	3,592	606,310
Fincantieri S.p.A.(a)	108,051	98,248
FinecoBank Banca Fineco S.p.A.	24,293	284,163
Freni Brembo S.p.A.(a)	18,439	210,561
IMA Industria Macchine Automatiche S.p.A.	1,783	116,332
Infrastrutture Wireless Italiane S.p.A.(d)	18,634	193,450
Interpump Group S.p.A.	5,050	142,307
Iren S.p.A.	157,844	525,818
Italgas S.p.A.	74,331	493,912
Maire Tecnimont S.p.A.(a)	25,784	66,456
MARR S.p.A.	4,576	97,676
Mediaset S.p.A.(a)(b)	80,719	213,275
Moncler S.p.A.	5,573	240,864
OVS S.p.A.(a)(b)(d)	150,902	287,382
Piaggio & C S.p.A.	40,533	110,769
PRADA S.p.A.	73,272	280,648
Recordati S.p.A.	6,414	274,582
Salini Impregilo S.p.A.(b)	77,522	125,469
Salvatore Ferragamo S.p.A.(a)	7,548	139,367
Societa Cattolica di Assicurazioni SC	38,395	303,348
Tods S.p.A.	2,984	120,767
		9,733,533
Ivory Coast-0.03%
Endeavour Mining Corp.(b)	5,474	112,166
Japan-33.02%
77 Bank Ltd. (The)	11,757	176,576
ABC-Mart, Inc.	2,923	188,058
Acom Co. Ltd.	36,859	172,442
Adastria Co. Ltd.	7,429	145,555
ADEKA Corp.	16,627	239,071
Advantest Corp.	10,218	538,454
Aeon Delight Co. Ltd.	2,791	95,692
AEON Financial Service Co. Ltd.	22,443	349,773
Aeon Mall Co. Ltd.	20,955	348,504
	Shares	Value
Japan-(continued)
Aica Kogyo Co. Ltd.	6,251	$196,125
Aida Engineering Ltd.	14,652	117,344
Aiful Corp.(b)	42,039	113,988
Ain Holdings, Inc.	2,929	180,521
Akebono Brake Industry Co. Ltd.(b)	70,968	145,380
Alpen Co. Ltd.	5,978	89,528
Amano Corp.	9,361	271,353
Anritsu Corp.(a)	8,803	170,002
AOKI Holdings, Inc.	8,530	83,269
Aoyama Trading Co. Ltd.	16,630	213,993
Arata Corp.	3,959	163,488
Arcs Co. Ltd.	5,740	101,231
Asahi Diamond Industrial Co. Ltd.	13,193	71,980
Asahi Holdings, Inc.	7,500	188,679
Asics Corp.	29,805	436,338
ASKUL Corp.(a)	4,236	138,204
Autobacs Seven Co. Ltd.	13,264	193,572
Avex, Inc.	10,210	113,812
Awa Bank Ltd. (The)	3,859	84,798
Azbil Corp.	16,563	446,629
Bank of the Ryukyus Ltd.	8,229	79,111
Belluna Co. Ltd.	11,113	63,501
Benesse Holdings, Inc.	15,245	417,961
Bic Camera, Inc.	40,436	436,811
BML, Inc.	2,572	72,726
Calbee, Inc.	7,286	237,931
Canon Marketing Japan, Inc.	11,165	265,680
Capcom Co Ltd.	6,216	176,716
Cawachi Ltd.	4,685	91,227
Central Glass Co. Ltd.	9,055	196,729
Chiyoda Corp.(b)	97,967	278,966
Chudenko Corp.(a)	4,643	106,734
Chugoku Bank Ltd. (The)	26,387	249,280
Chugoku Marine Paints Ltd.	11,509	107,024
Citizen Watch Co. Ltd.(a)	79,046	379,795
CKD Corp.	12,869	205,061
cocokara fine, Inc.	4,802	295,467
Colowide Co. Ltd.(a)	5,994	121,732
COMSYS Holdings Corp.	15,029	434,900
Cosmos Pharmaceutical Corp.	936	207,434
CyberAgent, Inc.	8,156	325,531
Daibiru Corp.	8,059	99,579
Daido Metal Co. Ltd.	12,460	77,097
Daido Steel Co. Ltd.	10,343	394,957
Daifuku Co. Ltd.	6,179	372,321
Daihen Corp.	4,989	156,263
Daiho Corp.	4,750	118,523
Daiichikosho Co. Ltd.	4,893	238,160
Daikyonishikawa Corp.	12,664	86,258
Daio Paper Corp.(a)	20,749	272,832
Daiseki Co. Ltd.	4,262	113,514
Daishi Hokuetsu Financial Group, Inc.	3,491	85,525
Daiwabo Holdings Co. Ltd.	5,957	330,893
DCM Holdings Co. Ltd.	28,374	270,678
DeNA Co. Ltd.	21,539	355,179
Descente Ltd.	3,740	60,728
Dexerials Corp.	13,506	114,492
Disco Corp.	2,304	533,157
DMG Mori Co. Ltd.	17,426	239,970
Doutor Nichires Holdings Co. Ltd.	4,770	90,116
Dowa Holdings Co. Ltd.	14,459	516,440
DTS Corp.	4,756	110,073

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Japan-(continued)
Duskin Co. Ltd.	6,824	$188,427
DyDo Group Holdings, Inc.(a)	2,180	82,046
Earth Corp.	2,411	128,392
EDION Corp.(a)	32,415	334,608
Eizo Corp.	2,849	93,522
Exedy Corp.	10,374	213,113
Ezaki Glico Co. Ltd.	6,223	265,684
FamilyMart Co. Ltd.(a)	16,292	354,614
Fancl Corp.	3,991	104,935
FCC Co. Ltd.	7,356	147,649
Foster Electric Co. Ltd.	9,350	139,021
FP Corp.	2,331	141,126
Fuji Corp.	13,603	213,254
Fuji Media Holdings, Inc.	14,221	193,275
Fuji Oil Co. Ltd.	53,562	110,700
Fuji Oil Holdings, Inc.	5,928	153,990
Fuji Seal International, Inc.	3,710	78,099
Fuji Soft, Inc.	3,011	121,830
Fujitec Co. Ltd.	9,981	162,819
Fujitsu General Ltd.	12,420	277,683
Fukuyama Transporting Co. Ltd.	5,963	197,166
Furukawa Co. Ltd.	11,952	143,573
Futaba Corp.	5,610	65,754
Futaba Industrial Co. Ltd.	16,275	97,796
Fuyo General Lease Co. Ltd.	3,480	216,825
Geo Holdings Corp.	11,771	133,603
Glory Ltd.	12,241	349,279
GMO internet, Inc.(a)	6,313	122,297
Gree, Inc.	24,641	104,720
GS Yuasa Corp.	21,294	419,583
GungHo Online Entertainment, Inc.	5,125	93,715
Gunma Bank Ltd. (The)	104,347	334,900
Gunze Ltd.	3,597	143,808
H.I.S. Co. Ltd.	4,828	110,992
H2O Retailing Corp.	25,912	234,074
Hachijuni Bank Ltd. (The)	105,461	401,448
Hamakyorex Co. Ltd.	2,670	80,168
Hamamatsu Photonics K.K.	7,362	312,627
Hanwa Co. Ltd.	14,652	352,657
Happinet Corp.	6,420	77,425
Hazama Ando Corp.	54,037	440,654
Heiwa Corp.(a)	12,645	261,089
Heiwa Real Estate Co. Ltd.	7,026	207,761
Heiwado Co. Ltd.	8,676	151,447
Hikari Tsushin, Inc.	1,770	436,386
Hirose Electric Co. Ltd.	4,265	530,080
Hiroshima Bank Ltd. (The)	59,214	263,920
Hisamitsu Pharmaceutical Co., Inc.	6,391	321,829
Hitachi Capital Corp.	9,277	251,438
Hitachi Chemical Co. Ltd.	23,185	970,695
Hitachi High-Technologies Corp.	10,485	753,187
Hitachi Transport System Ltd.	8,556	245,953
Hitachi Zosen Corp.	103,283	387,761
Hogy Medical Co. Ltd.	2,683	91,744
Hokkoku Bank Ltd. (The)	2,839	83,759
Hokuetsu Corp.	35,895	164,991
Hokuhoku Financial Group, Inc.	22,928	218,850
Hokuriku Electric Power Co.(b)	49,986	371,098
Horiba Ltd.	4,994	310,815
Hoshizaki Corp.	4,558	418,607
Hosiden Corp.	17,650	194,134
House Foods Group, Inc.	7,364	233,192
	Shares	Value
Japan-(continued)
Hulic Co. Ltd.	37,624	$456,127
Hyakugo Bank Ltd. (The)	25,662	76,731
Ibiden Co. Ltd.	30,916	711,929
IDOM Inc.	25,101	133,871
Inaba Denki Sangyo Co. Ltd.	7,592	190,241
Inabata & Co. Ltd.	7,927	105,966
Internet Initiative Japan, Inc.	4,784	133,353
IRISO Electronics Co. Ltd.	1,741	66,218
Ishihara Sangyo Kaisha Ltd.	15,207	127,575
Ito En Ltd.	6,364	309,866
Itochu Enex Co. Ltd.	10,123	85,592
Itochu Techno-Solutions Corp.	9,720	287,070
Itoham Yonekyu Holdings, Inc.	29,116	182,885
Iwatani Corp.	11,662	388,297
Iyo Bank Ltd. (The)	59,059	303,061
Izumi Co. Ltd.	7,160	225,734
J Trust Co. Ltd.	26,009	98,491
Jaccs Co. Ltd.	6,589	155,646
Jafco Co. Ltd.	6,087	252,942
Japan Airport Terminal Co. Ltd.	3,989	182,940
Japan Aviation Electronics Industry Ltd.	11,810	208,949
Japan Petroleum Exploration Co. Ltd.	13,261	327,480
Japan Securities Finance Co. Ltd.(a)	22,830	104,705
Japan Steel Works Ltd. (The)	12,473	221,520
Jeol Ltd.	5,044	162,638
Joyful Honda Co. Ltd.	6,046	68,206
Juki Corp.	9,035	62,634
Juroku Bank Ltd. (The)	4,877	100,742
JVCKenwood Corp.	82,564	187,851
Kadokawa Corp.	13,071	218,976
Kaga Electronics Co. Ltd.	5,290	109,121
Kagome Co. Ltd.	7,329	180,323
Kakaku.com, Inc.	5,708	149,702
Kaken Pharmaceutical Co. Ltd.	4,137	218,198
Kamigumi Co. Ltd.	16,220	345,903
Kanamoto Co. Ltd.	6,349	156,706
Kandenko Co. Ltd.	25,039	235,691
Kanematsu Corp.	16,631	213,618
Kansai Paint Co. Ltd.	21,996	526,733
Kato Sangyo Co. Ltd.	3,103	96,018
Kato Works Co. Ltd.	3,924	58,210
Keihan Holdings Co. Ltd.	10,299	465,773
Keihin Corp.	14,446	338,913
Keisei Electric Railway Co. Ltd.	13,250	478,545
Kenedix, Inc.	19,010	95,610
Kewpie Corp.	19,970	416,323
KH Neochem Co. Ltd.	4,797	103,455
Kinden Corp.	26,032	441,736
Kintetsu World Express, Inc.	10,783	172,459
Kissei Pharmaceutical Co. Ltd.	4,953	139,379
Kitz Corp.	17,241	118,821
Kiyo Bank Ltd. (The)	8,262	117,655
Kobayashi Pharmaceutical Co. Ltd.	2,870	231,895
Koei Tecmo Holdings Co. Ltd.	5,746	151,366
Kohnan Shoji Co. Ltd.	8,411	183,883
KOKUYO Co. Ltd.	13,155	194,673
Komeri Co. Ltd.	7,523	161,967
Komori Corp.	8,557	77,963
Konami Holdings Corp.	8,124	317,809
Konoike Transport Co. Ltd.	6,217	88,042
Kose Corp.	1,246	166,403
Kumagai Gumi Co. Ltd.	8,796	251,158

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Japan-(continued)
Kumiai Chemical Industry Co. Ltd.	12,279	$94,218
Kureha Corp.	3,779	211,009
Kurita Water Industries Ltd.	16,182	470,773
KYB Corp.(b)	11,678	313,226
Kyoei Steel Ltd.	7,621	133,230
Kyokuto Kaihatsu Kogyo Co. Ltd.	7,007	90,538
KYORIN Holdings, Inc.	8,109	145,411
Kyoritsu Maintenance Co. Ltd.	2,219	89,154
Kyowa Exeo Corp.	12,594	314,491
Kyowa Kirin Co. Ltd.	22,873	537,175
Kyudenko Corp.	6,259	180,347
Kyushu Financial Group, Inc.	69,423	289,795
Leopalace21 Corp.(a)(b)	244,755	703,064
Lintec Corp.	10,427	225,345
Lion Corp.	18,623	355,121
LIXIL VIVA Corp.	7,212	147,428
M3, Inc.	8,005	234,529
Mabuchi Motor Co. Ltd.	8,753	319,590
Macnica Fuji Electronics Holdings, Inc.	16,263	244,555
Maeda Corp.	31,705	300,513
Maeda Road Construction Co. Ltd.(a)	12,626	426,955
Makino Milling Machine Co. Ltd.	5,174	192,952
Mandom Corp.	4,651	104,979
Maruha Nichiro Corp.	11,203	267,380
Maruichi Steel Tube Ltd.	9,203	253,882
Marusan Securities Co. Ltd.(a)	14,126	67,344
Matsui Securities Co. Ltd.	10,980	89,359
Matsumotokiyoshi Holdings Co. Ltd.	10,962	439,600
Maxell Holdings Ltd.	11,983	158,050
Megmilk Snow Brand Co. Ltd.	12,464	291,347
Meidensha Corp.	12,650	234,919
Meitec Corp.	2,919	166,302
Miraca Holdings, Inc.	12,279	322,279
Mirait Holdings Corp.	12,779	190,928
MISUMI Group, Inc.	15,899	394,202
Mitsubishi Logistics Corp.	12,599	318,300
Mitsubishi Pencil Co. Ltd.	4,609	67,371
Mitsubishi UFJ Lease & Finance Co. Ltd.	87,413	548,341
Mitsui Sugar Co. Ltd.	3,296	64,553
Mitsui-Soko Holdings Co. Ltd.	5,744	93,601
Miura Co. Ltd.	6,858	237,314
Mizuho Leasing Co. Ltd.	4,466	133,078
Mizuno Corp.	5,318	127,921
Mochida Pharmaceutical Co. Ltd.	2,775	103,471
Modec, Inc.	3,634	82,480
Monex Group, Inc.	30,282	72,252
Morinaga & Co. Ltd.	4,178	201,016
Morinaga Milk Industry Co. Ltd.	13,500	517,721
Musashi Seimitsu Industry Co. Ltd.	11,652	135,576
Musashino Bank Ltd. (The)	4,345	68,064
Nabtesco Corp.	13,762	392,675
Nachi-Fujikoshi Corp.	5,402	199,002
Nagase & Co. Ltd.	13,720	188,565
Nankai Electric Railway Co. Ltd.	16,723	431,953
Nanto Bank Ltd. (The)	4,640	109,630
NEC Networks & System Integration Corp.	5,978	226,964
NET One Systems Co. Ltd.	7,420	122,842
Nexon Co. Ltd.(b)	19,614	263,629
Nichias Corp.	11,434	272,049
Nichicon Corp.	13,658	124,039
Nichiha Corp.	4,874	117,486
NichiiGakkan Co. Ltd.	10,176	140,591
	Shares	Value
Japan-(continued)
Nichi-iko Pharmaceutical Co. Ltd.	9,300	$108,796
Nichirei Corp.	17,325	417,275
Nifco, Inc.	13,224	346,106
Nihon Kohden Corp.	7,043	206,845
Nihon Parkerizing Co. Ltd.	10,221	105,574
Nihon Unisys Ltd.	7,088	216,673
Nikkiso Co. Ltd.	14,151	176,686
Nikkon Holdings Co. Ltd.	6,995	160,965
Nippo Corp.	13,244	324,608
Nippon Chemi-Con Corp.	6,546	99,158
Nippon Denko Co. Ltd.(b)	39,321	57,406
Nippon Densetsu Kogyo Co. Ltd.	5,324	112,448
Nippon Flour Mills Co. Ltd.	9,805	147,931
Nippon Gas Co. Ltd.	4,583	144,545
Nippon Kayaku Co. Ltd.	30,582	356,700
Nippon Paint Holdings Co. Ltd.	10,978	524,685
Nippon Shinyaku Co. Ltd.	2,459	219,700
Nippon Shokubai Co. Ltd.	6,503	380,890
Nippon Signal Co. Ltd.	10,504	132,490
Nippon Soda Co. Ltd.	7,570	203,648
Nippon Steel Trading Corp.	4,059	183,608
Nippon Suisan Kaisha Ltd.	67,383	366,731
Nippon Television Holdings, Inc.	11,957	161,347
Nippon Thompson Co. Ltd.	15,013	62,592
Nippon Yakin Kogyo Co. Ltd.(a)	4,636	88,182
Nipro Corp.	27,637	313,945
Nishimatsu Construction Co. Ltd.	16,113	356,547
Nishimatsuya Chain Co. Ltd.	11,903	101,744
Nishi-Nippon Financial Holdings, Inc.	27,063	177,666
Nishi-Nippon Railroad Co. Ltd.	8,362	193,370
Nishio Rent All Co. Ltd.	3,767	101,036
Nissan Chemical Corp.	7,721	316,519
Nissan Shatai Co. Ltd.	14,691	138,796
Nissha Co. Ltd.	9,090	81,994
Nisshin Oillio Group Ltd. (The)	6,292	209,574
Nissin Electric Co. Ltd.	9,251	111,122
Nissin Kogyo Co. Ltd.	11,583	236,167
Nitta Corp.	2,472	69,156
Nitto Boseki Co. Ltd.	5,281	219,088
Nitto Kogyo Corp.	5,334	111,043
NOF Corp.	7,686	249,523
Nojima Corp.	7,999	158,300
Nomura Co. Ltd.	5,600	63,605
Nomura Research Institute Ltd.	30,108	666,860
Noritake Co. Ltd.	2,881	114,666
North Pacific Bank Ltd.	87,067	173,433
NS Solutions Corp.	4,007	118,112
NS United Kaiun Kaisha Ltd.	3,690	67,521
NSD Co. Ltd.	7,516	121,747
Obic Co. Ltd.	2,446	334,761
Ogaki Kyoritsu Bank Ltd. (The)	5,282	108,435
Okamoto Industries, Inc.	1,707	59,490
Okamura Corp.	12,278	117,755
Okasan Securities Group, Inc.	37,475	131,175
Oki Electric Industry Co. Ltd.(a)	36,924	460,460
Okinawa Electric Power Co., Inc. (The)	7,685	141,775
OKUMA Corp.	4,682	212,529
Okumura Corp.	8,056	212,317
Onward Holdings Co. Ltd.	34,616	201,529
Open House Co. Ltd.	7,094	189,364
Oracle Corp. Japan	2,363	204,803
Orient Corp.	150,141	229,647

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Japan-(continued)
Osaka Soda Co. Ltd.	3,677	$97,565
Osaki Electric Co. Ltd.	12,460	71,190
OSG Corp.	9,994	169,027
Otsuka Corp.	10,362	405,223
OUTSOURCING, Inc.	6,230	56,169
Pacific Industrial Co. Ltd.	8,258	98,844
Paltac Corp.	6,454	303,782
Paramount Bed Holdings Co. Ltd.	2,690	111,277
Park24 Co. Ltd.	11,560	293,840
Penta-Ocean Construction Co. Ltd.	81,731	482,468
Persol Holdings Co. Ltd.	20,197	361,624
Pigeon Corp.	4,547	159,251
Pilot Corp.	1,771	69,157
Piolax, Inc.	3,939	69,383
Plenus Co. Ltd.	5,848	106,447
Pola Orbis Holdings, Inc.	5,192	113,155
Press Kogyo Co. Ltd.	18,749	61,633
Prima Meat Packers Ltd.	8,642	191,020
Raito Kogyo Co. Ltd.	7,494	104,897
Raiznext Corp.	8,621	99,975
Relo Group, Inc.	4,800	128,742
Resorttrust, Inc.	12,350	194,099
Restar Holdings Corp.(a)	5,476	92,623
Rinnai Corp.	5,639	402,600
Rohto Pharmaceutical Co. Ltd.	8,089	224,516
Round One Corp.	9,103	85,919
Royal Holdings Co. Ltd.	3,580	78,065
Ryobi Ltd.	8,668	139,713
Ryohin Keikaku Co. Ltd.	16,198	270,806
Ryosan Co. Ltd.	3,989	91,787
S Foods, Inc.	3,356	80,764
Saizeriya Co. Ltd.	4,540	99,652
Sakai Chemical Industry Co. Ltd.	3,999	81,429
Sakata INX Corp.	10,452	108,564
Sakata Seed Corp.	2,612	83,462
San-A Co. Ltd.	3,065	124,832
Sanden Holdings Corp.(b)	18,027	107,579
Sangetsu Corp.	7,465	131,741
San-In Godo Bank Ltd. (The)	16,832	91,908
Sanken Electric Co. Ltd.	7,906	201,771
Sanki Engineering Co. Ltd.	10,044	136,404
Sankyo Co. Ltd.	8,362	280,473
Sankyu, Inc.	8,105	400,541
Sanrio Co. Ltd.(a)	6,931	137,064
Sanwa Holdings Corp.	33,513	353,243
Sanyo Chemical Industries Ltd.	2,252	105,347
Sanyo Denki Co. Ltd.	2,191	107,297
Sanyo Special Steel Co. Ltd.	7,362	100,354
Sapporo Holdings Ltd.	20,210	489,448
Sato Holdings Corp.	4,097	116,747
Sawai Pharmaceutical Co. Ltd.	5,533	359,782
SCREEN Holdings Co. Ltd.(a)	6,735	351,406
SCSK Corp.	4,576	245,319
Seiko Holdings Corp.	8,775	214,156
Seiren Co. Ltd.	6,709	85,384
Senko Group Holdings Co. Ltd.	30,672	245,127
Senshu Ikeda Holdings, Inc.	53,616	97,965
Seven Bank Ltd.	93,188	278,907
Shibuya Corp.	2,659	73,538
Shiga Bank Ltd. (The)	8,768	209,505
Shima Seiki Manufacturing Ltd.	3,923	75,968
Shimachu Co. Ltd.	10,197	290,014
	Shares	Value
Japan-(continued)
Shimamura Co. Ltd.	5,368	$403,094
Shindengen Electric Manufacturing Co. Ltd.	2,457	75,251
Shinko Electric Industries Co. Ltd.	17,522	208,251
Shinmaywa Industries Ltd.	16,611	216,320
Ship Healthcare Holdings, Inc.	6,982	313,145
SHO-BOND Holdings Co. Ltd.	2,888	117,741
Shochiku Co. Ltd.	1,032	140,070
Showa Corp.	13,016	271,464
Siix Corp.	9,580	111,391
Sinfonia Technology Co. Ltd.	6,511	73,082
SKY Perfect JSAT Holdings, Inc.	33,339	143,146
Sohgo Security Services Co. Ltd.	7,797	405,712
Sotetsu Holdings, Inc.	10,529	281,455
Square Enix Holdings Co. Ltd.	8,930	442,212
Starts Corp., Inc.	6,256	150,652
Sugi Holdings Co. Ltd.	5,771	289,198
SUMCO Corp.	26,504	408,130
Sumitomo Bakelite Co. Ltd.	5,341	192,072
Sumitomo Dainippon Pharma Co. Ltd.	14,000	239,595
Sumitomo Mitsui Construction Co. Ltd.	48,983	274,773
Sumitomo Osaka Cement Co. Ltd.	8,368	340,657
Sumitomo Seika Chemicals Co. Ltd.	2,047	58,510
Sumitomo Warehouse Co. Ltd. (The)	14,358	186,228
Sundrug Co. Ltd.	9,347	315,924
Suruga Bank Ltd.(a)(b)	84,672	332,214
Sushiro Global Holdings Ltd.	1,333	112,780
Tachi-S Co. Ltd.	6,697	77,939
Tadano Ltd.	25,763	217,006
Taikisha Ltd.	6,724	228,795
Taisho Pharmaceutical Holdings Co. Ltd.	3,947	278,745
Taiyo Holdings Co. Ltd.	2,653	111,558
Taiyo Nippon Sanso Corp.	20,661	452,598
Taiyo Yuden Co. Ltd.	16,824	487,003
Takara Holdings, Inc.	23,431	205,667
Takara Leben Co. Ltd.	25,556	114,094
Takasago Thermal Engineering Co. Ltd.	10,483	182,140
Takeuchi Manufacturing Co. Ltd.	5,225	88,305
Takuma Co. Ltd.	10,026	109,134
Tamura Corp.	16,320	95,763
TechnoPro Holdings, Inc.	2,266	151,899
Tekken Corp.	3,917	99,057
T-Gaia Corp.	5,976	146,377
THK Co. Ltd.	14,596	363,552
TIS, Inc.	9,615	580,273
Toa Corp.	8,841	125,644
Toagosei Co. Ltd.	17,063	190,132
Toda Corp.	54,716	349,469
Toei Co. Ltd.	856	118,329
Toho Co. Ltd.	9,461	348,577
Toho Holdings Co. Ltd.	17,084	351,959
Toho Zinc Co. Ltd.	5,502	93,925
Tokai Carbon Co. Ltd.(a)	11,951	108,335
TOKAI Holdings Corp.	15,486	147,813
Tokai Rika Co. Ltd.	14,036	236,869
Tokai Tokyo Financial Holdings, Inc.	67,541	200,345
Token Corp.	2,392	165,673
Tokuyama Corp.	14,131	355,897
Tokyo Broadcasting System Holdings, Inc.	8,111	140,485
Tokyo Century Corp.	6,550	331,695
Tokyo Dome Corp.(a)	20,567	193,655
Tokyo Ohka Kogyo Co. Ltd.	5,993	250,330
Tokyo Seimitsu Co. Ltd.	6,077	213,495

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Japan-(continued)
Tokyo Steel Manufacturing Co. Ltd.	15,481	$115,803
Tokyu Construction Co. Ltd.	18,540	129,525
Tomy Co. Ltd.	16,466	178,764
Topcon Corp.	13,359	182,578
Toppan Forms Co. Ltd.	9,145	105,300
Topre Corp.	7,416	112,360
Toshiba Machine Co. Ltd.(a)	5,511	168,988
Toshiba TEC Corp.	7,025	276,715
Totetsu Kogyo Co. Ltd.	4,921	142,862
Towa Pharmaceutical Co. Ltd.	3,182	72,785
Toyo Construction Co. Ltd.	29,006	137,265
Toyo Engineering Corp.(b)	14,938	77,313
Toyo Ink SC Holdings Co. Ltd.	5,642	125,654
Toyo Tire Corp.	33,287	414,439
Toyobo Co. Ltd.	29,368	400,176
Toyota Boshoku Corp.	23,440	336,130
TPR Co. Ltd.	4,549	74,108
Transcosmos, Inc.	4,538	118,231
Trusco Nakayama Corp.	4,951	115,236
TS Tech Co. Ltd.	13,556	369,807
TSI Holdings Co. Ltd.	16,192	75,319
Tsubaki Nakashima Co. Ltd.	7,114	83,824
Tsubakimoto Chain Co.	8,298	255,810
Tsumura & Co.	8,710	235,901
Tsuruha Holdings, Inc.	4,699	575,299
TV Asahi Holdings Corp.(a)	5,555	105,958
UACJ Corp.	13,208	268,598
Ulvac, Inc.	7,972	289,419
Unipres Corp.	14,792	187,981
United Arrows Ltd.	4,260	113,448
United Super Markets Holdings, Inc.	11,699	104,576
Unitika Ltd.(b)	33,695	131,859
Unizo Holdings Co. Ltd.	6,703	340,581
Ushio, Inc.	19,731	291,845
USS Co. Ltd.	15,476	281,518
Valor Holdings Co. Ltd.	11,460	199,942
Vital KSK Holdings, Inc.	8,621	81,890
VT Holdings Co. Ltd.	22,187	90,616
Wacoal Holdings Corp.	9,927	264,061
Wacom Co. Ltd.	20,603	74,052
Warabeya Nichiyo Holdings Co. Ltd.	4,568	75,437
Welcia Holdings Co. Ltd.	5,911	326,437
World Co. Ltd.	6,692	145,945
Xebio Holdings Co. Ltd.	8,378	88,954
YAMABIKO Corp.	8,746	85,653
Yamato Kogyo Co. Ltd.	7,049	170,350
Yamazen Corp.	9,728	89,964
Yaoko Co. Ltd.	2,967	151,859
Yokogawa Bridge Holdings Corp.	5,390	100,914
Yokohama Reito Co. Ltd.	12,067	105,407
Yoshinoya Holdings Co. Ltd.(a)	10,174	229,780
Zenkoku Hosho Co. Ltd.	3,954	169,179
Zensho Holdings Co. Ltd.	11,588	246,108
Zeon Corp.	30,012	318,742
ZERIA Pharmaceutical Co. Ltd.	5,373	95,222
ZOZO, Inc.	3,333	55,578
		105,030,094
Jordan-0.09%
Hikma Pharmaceuticals PLC	11,987	290,195
Kazakhstan-0.04%
KAZ Minerals PLC	20,882	120,266
	Shares	Value
Liechtenstein-0.03%
Liechtensteinische Landesbank AG	1,276	$85,600
Luxembourg-0.25%
Aperam S.A.	14,579	417,176
Eurofins Scientific SE(a)	677	364,622
		781,798
Macau-0.17%
MGM China Holdings Ltd.	100,473	140,058
Wynn Macau Ltd.	196,167	406,903
		546,961
Mexico-0.05%
Fresnillo PLC	17,112	149,418
Netherlands-2.16%
Aalberts N.V.	12,790	557,952
Altice Europe N.V.(b)	99,797	641,680
Altice Europe N.V., Class B(b)	8,502	55,495
AMG Advanced Metallurgical Group N.V.	2,987	68,062
Arcadis N.V.	16,097	365,978
ASM International N.V.	4,725	573,251
BE Semiconductor Industries N.V.	8,899	377,189
Corbion N.V.	4,348	150,529
Eurocommercial Properties N.V., CVA	10,469	261,735
Euronext N.V.(d)	5,200	450,464
Flow Traders(a)(d)	3,493	81,445
Fugro N.V., CVA(b)	29,545	311,047
GrandVision N.V.(d)	4,777	146,429
IMCD N.V.	3,162	272,488
Intertrust N.V.(d)	9,568	169,915
Koninklijke BAM Groep N.V.(a)	112,222	308,377
Koninklijke Volkerwessels N.V.	5,624	136,492
Koninklijke Vopak N.V.	8,512	455,554
NIBC Holding N.V.(d)	8,150	74,548
NSI N.V.	2,406	131,183
OCI N.V.(a)(b)	9,985	171,940
PostNL N.V.(a)	174,356	322,197
Sligro Food Group N.V.	2,974	85,031
TKH Group N.V., CVA	5,765	304,408
TomTom N.V.	7,869	85,470
Vastned Retail N.V.	3,284	88,436
Wereldhave N.V.(a)	11,760	215,658
		6,862,953
New Zealand-0.76%
Air New Zealand Ltd.	44,797	81,432
Auckland International Airport Ltd.	75,463	421,857
Chorus Ltd.	51,460	216,803
Contact Energy Ltd.	55,556	266,282
Fisher & Paykel Healthcare Corp. Ltd.	25,947	389,578
Kiwi Property Group Ltd.	86,571	87,678
Mercury NZ Ltd.	41,358	139,455
Meridian Energy Ltd.	85,490	293,910
Ryman Healthcare Ltd.	23,009	242,666
SKYCITY Entertainment Group Ltd.	60,967	142,515
Z Energy Ltd.	52,242	149,087
		2,431,263
Norway-1.15%
Aker BP ASA(a)	5,050	142,629
Aker Solutions ASA(b)	47,230	95,379
Atea ASA	7,391	95,446
Austevoll Seafood ASA	15,932	155,642
Borregaard ASA	8,429	80,470

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Norway-(continued)
DNO ASA	48,345	$48,197
Elkem ASA(d)	40,259	101,079
Entra ASA(d)	15,452	262,175
Frontline Ltd.	19,211	175,274
Kongsberg Gruppen ASA	11,513	178,606
Leroy Seafood Group ASA	26,441	170,526
Norwegian Air Shuttle ASA(b)	14,282	54,590
Norwegian Finans Holding ASA(b)	15,406	157,523
PGS ASA(a)(b)	119,170	229,735
Salmar ASA	4,803	233,832
Schibsted ASA, Class A	4,119	124,061
Schibsted ASA, Class B	5,055	143,310
SpareBank 1 SMN	12,661	139,423
SpareBank 1 SR-Bank ASA	29,996	318,906
TGS NOPEC Geophysical Co. ASA	13,653	346,266
TOMRA Systems ASA	5,227	153,457
Veidekke ASA	17,556	220,931
XXL ASA(a)(b)(d)	31,066	39,745
XXL ASA, Rts. TBA(b)(c)	3,550	0
		3,667,202
Poland-0.77%
Alior Bank S.A.(b)	16,912	114,987
Asseco Poland S.A.	6,023	99,106
Bank Millennium S.A.(b)	58,412	88,955
CCC S.A.	2,101	52,512
Cyfrowy Polsat S.A.	28,957	202,129
Enea S.A.(b)	59,797	110,531
Energa S.A.(b)	49,074	90,645
Eurocash S.A.(a)	29,237	146,192
Grupa Azoty S.A.(b)	9,748	62,291
Grupa Lotos S.A.	16,275	322,509
Jastrzebska Spolka Weglowa S.A.(a)	11,872	57,054
LPP S.A.	54	117,412
mBank S.A.(b)	1,601	153,209
Orange Polska S.A.(b)	140,212	253,209
PLAY Communications S.A.(d)	24,486	224,852
Santander Bank Polska S.A.	3,315	244,086
Tauron Polska Energia S.A.(b)	322,290	123,307
		2,462,986
Portugal-0.37%
CTT-Correios de Portugal S.A.	37,359	121,223
Mota-Engil SGPS S.A.	66,936	125,288
Navigator Co. S.A. (The)	64,161	230,139
NOS, SGPS S.A.	35,866	186,094
REN - Redes Energeticas Nacionais SGPS S.A.	61,019	184,606
Sonae SGPS S.A.	343,610	319,672
		1,167,022
Russia-0.30%
Polymetal International PLC	35,057	594,288
VEON Ltd.	139,903	356,593
		950,881
Singapore-1.83%
Ascott Residence Trust	160,831	148,100
BOC Aviation Ltd.(d)	22,821	209,876
BW LPG Ltd.(d)	47,124	380,493
CapitaLand Commercial Trust	231,508	346,893
CDL Hospitality Trusts	106,079	121,033
Ezion Holdings Ltd., Wts., expiring 04/16/2023(b)(c)	177,436	0
Ezra Holdings Ltd.(b)(c)	1,165,297	0
	Shares	Value
Singapore-(continued)
Frasers Centrepoint Trust	66,822	$140,670
Frasers Commercial Trust	82,989	98,975
Frasers Logistics & Industrial Trust(d)	131,620	117,464
IGG, Inc.	55,837	38,872
Keppel Infrastructure Trust	312,565	119,936
Keppel REIT	216,957	192,564
Mapletree Commercial Trust	206,150	353,794
Mapletree Industrial Trust	155,505	315,924
Mapletree Logistics Trust	242,470	326,870
NetLink NBN Trust(d)	256,110	189,517
SATS Ltd.	66,268	218,601
Sembcorp Industries Ltd.	217,656	335,150
Sembcorp Marine Ltd.(b)	203,376	171,038
Singapore Exchange Ltd.	62,623	394,382
Singapore Post Ltd.	223,463	145,957
StarHub Ltd.	147,793	155,925
Suntec REIT	240,544	321,928
UOL Group Ltd.	94,960	551,377
Venture Corp. Ltd.	35,457	418,871
		5,814,210
South Korea-5.46%
Amorepacific Group	4,602	276,248
Asiana Airlines, Inc.(b)	46,273	175,454
Celltrion Healthcare Co. Ltd.(b)	1,277	60,016
Celltrion, Inc.(b)	1,261	172,059
Cheil Worldwide, Inc.	7,533	133,425
CJ CGV Co. Ltd.	2,289	49,414
CJ ENM Co. Ltd.	865	99,620
CJ Logistics Corp.(b)	1,368	167,065
Com2uSCorp.	840	71,207
Daesang Corp.	6,105	106,476
Daewoo Engineering & Construction Co. Ltd.(b)	79,682	288,389
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(b)	14,159	290,258
Daishin Securities Co. Ltd.	8,046	71,242
Daishin Securities Co. Ltd., Preference Shares	6,781	48,260
Daou Technology, Inc.	4,944	73,560
DB HiTek Co. Ltd.	8,003	181,760
DGB Financial Group, Inc.	47,035	254,782
Dongkuk Steel Mill Co. Ltd.(b)	20,436	83,321
Doosan Bobcat, Inc.	5,195	133,422
Doosan Co. Ltd.	4,605	241,883
Doosan Fuel Cell Co. Ltd.(b)	15,399	97,031
Doosan Heavy Industries & Construction Co. Ltd.(b)	61,045	276,741
Doosan Solus Co. Ltd.(b)	8,488	185,876
Fila Holdings Corp.	2,892	106,852
Green Cross Corp.	636	65,251
GS Home Shopping, Inc.	605	66,240
GS Retail Co. Ltd.	6,607	218,222
Hanjin Kal Corp.	3,992	136,638
Hanjin Transportation Co. Ltd.	3,975	109,900
Hanmi Pharm Co. Ltd.	200	46,844
Hanon Systems	20,003	175,130
Hansol Paper Co. Ltd.	5,658	67,545
Hanwha Aerospace Co. Ltd.(b)	8,097	218,469
Hanwha Corp.	12,572	225,917
Hanwha Corp., Preference Shares	6,476	69,435
Hanwha Life Insurance Co. Ltd.	71,378	121,303
Harim Holdings Co. Ltd.	12,153	79,002
HDC Holdings Co. Ltd.	6,631	55,456
Hite Jinro Co. Ltd.	9,568	240,135

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
South Korea-(continued)
Hotel Shilla Co. Ltd.	2,917	$212,555
Huchems Fine Chemical Corp.	3,943	64,219
Hyosung Corp.	2,193	130,349
Hyundai Corp.	5,292	70,805
Hyundai Department Store Co. Ltd.	4,062	263,324
Hyundai Elevator Co. Ltd.(b)	977	49,407
Hyundai Greenfood Co. Ltd.	10,730	92,133
Hyundai Home Shopping Network Corp.	1,060	66,283
Hyundai Merchant Marine Co. Ltd.(b)	67,760	195,744
Hyundai Mipo Dockyard Co. Ltd.	3,050	104,665
Hyundai Rotem Co. Ltd.(b)	7,977	95,947
Hyundai Wia Corp.	9,749	348,762
Innocean Worldwide, Inc.	1,217	71,498
IS Dongseo Co. Ltd.	2,612	62,499
JB Financial Group Co. Ltd.	23,837	101,502
Kakao Corp.	2,688	353,991
Kangwon Land, Inc.	13,089	300,801
KCC Corp.	1,257	211,185
KCC Glass Corp.(b)	1,181	33,790
KEPCO Plant Service & Engineering Co. Ltd.	4,002	125,761
KIWOOM Securities Co. Ltd.	1,527	90,010
Kolon Industries, Inc.	6,510	227,608
Korea Aerospace Industries Ltd.	6,368	159,591
Korea Investment Holdings Co. Ltd.	6,498	357,785
Korea Line Corp.(b)	3,896	66,986
Korea Petrochemical Ind Co. Ltd.	781	60,792
Korean Reinsurance Co.	18,963	136,687
Kumho Industrial Co. Ltd.	8,005	63,124
Kumho Petrochemical Co. Ltd.	3,567	192,864
Kumho Tire Co., Inc.(b)	35,146	111,679
LF Corp.	4,313	54,024
LG Hausys Ltd.	2,335	94,881
LG HelloVision Co. Ltd.	9,189	39,324
LG Innotek Co. Ltd.	4,005	502,341
LG International Corp.	10,117	101,905
LIG Nex1 Co. Ltd.	2,587	60,260
Lotte Chilsung Beverage Co. Ltd.	689	71,484
Lotte Corp.	6,652	195,315
LOTTE Fine Chemical Co. Ltd.	2,748	89,472
Lotte Himart Co. Ltd.	4,380	97,473
LS Corp.	7,822	258,784
LS Industrial Systems Co. Ltd.	3,414	149,361
Mando Corp.	13,323	373,646
Meritz Fire & Marine Insurance Co. Ltd.	10,963	144,056
Meritz Securities Co. Ltd.	50,578	154,087
NCSoft Corp.	913	485,741
Netmarble Corp.(b)(d)	821	60,890
NH Investment & Securities Co. Ltd.	23,060	210,473
NHN Corp.(b)	1,500	94,263
NongShim Co. Ltd.	655	126,449
OCI Co. Ltd.	4,245	195,735
Ottogi Corp.	131	55,386
Pan Ocean Co. Ltd.(b)	41,211	135,805
Paradise Co. Ltd.	5,053	71,046
Partron Co. Ltd.	8,793	80,781
Poongsan Corp.	7,836	133,995
Posco International Corp.	23,352	328,008
S-1 Corp.	1,772	135,444
Samsung Card Co. Ltd.	7,098	226,009
Samsung Engineering Co. Ltd.(b)	32,736	467,512
Samsung SDS Co. Ltd.	2,289	369,423
Samsung Securities Co. Ltd.	12,364	360,961
	Shares	Value
South Korea-(continued)
Seoul Semiconductor Co. Ltd.	4,382	$52,000
SFA Engineering Corp.	2,060	69,750
Shinsegae, Inc.	1,492	330,973
SK Gas Ltd.	1,301	81,898
SK Networks Co. Ltd.	81,308	336,575
SKC Co. Ltd.	4,617	198,688
Taeyoung Engineering & Construction Co. Ltd.	13,628	156,190
Youngone Corp.	4,924	126,858
Yuhan Corp.	693	125,851
		17,365,311
Spain-1.82%
Almirall S.A.	5,394	79,801
Applus Services S.A.	25,789	298,767
Atresmedia Corp de Medios de Comunicacion S.A.(a)	16,968	57,503
Bolsas y Mercados Espanoles SHMSF S.A.	10,232	396,155
Cellnex Telecom S.A.(d)	5,214	259,056
Cia de Distribucion Integral Logista Holdings S.A.	16,911	379,181
CIE Automotive S.A.	5,094	111,220
Construcciones y Auxiliar de Ferrocarriles S.A.	2,261	100,351
Ebro Foods S.A.	12,638	261,482
EDP Renovaveis S.A.	11,060	147,080
Ence Energia y Celulosa S.A.(a)	13,838	56,066
Euskaltel S.A.(d)	13,788	129,879
Faes Farma S.A.	29,206	159,241
Fomento de Construcciones y Contratas S.A.	7,063	87,821
Gestamp Automocion S.A.(a)(d)	51,552	210,352
Indra Sistemas S.A.(a)(b)	22,003	251,806
Inmobiliaria Colonial SOCIMI S.A.	29,970	401,542
Liberbank S.A.(a)	325,632	107,754
Mediaset Espana Comunicacion S.A.	36,622	200,934
Melia Hotels International S.A.	18,205	146,085
Metrovacesa S.A.(a)(d)	6,267	63,061
Neinor Homes S.A.(b)(d)	6,771	73,986
Prosegur Cash S.A.(a)(d)	35,807	60,809
Prosegur Cia de Seguridad S.A.	51,291	201,766
Sacyr S.A.	146,256	417,992
Siemens Gamesa Renewable Energy S.A.	21,326	339,491
Tecnicas Reunidas S.A.(a)(b)	10,874	265,113
Unicaja Banco S.A.(d)	162,848	162,692
Viscofan S.A.	4,367	231,664
Zardoya Otis S.A.	16,346	123,270
		5,781,920
Sweden-3.66%
AAK AB	15,865	297,429
Adapteo OYJ(b)	7,127	83,092
AF Poyry AB, Class B	10,427	264,454
Arjo AB, Class B	32,837	156,719
Atrium Ljungberg AB, Class B	4,924	119,030
Attendo AB(d)	16,980	93,170
Axfood AB	18,659	386,783
Beijer Ref AB	4,959	148,880
Betsson AB	21,737	93,034
Bilia AB, Class A	23,950	263,139
Bonava AB, Class B	9,953	88,750
Bravida Holding AB(d)	16,930	154,394
Bure Equity AB	5,757	128,416
Clas Ohlson AB, Class B	12,634	133,810
Cloetta AB, Class B	38,909	137,250
Dometic Group AB(d)	40,737	371,503
Elekta AB, Class B	21,196	241,931

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Sweden-(continued)
Fabege AB	26,101	$446,698
Fastighets AB Balder, Class B(b)	8,565	405,800
Hexpol AB	31,262	281,783
Holmen AB, Class B	17,937	531,114
Hufvudstaden AB, Class A	10,476	207,036
Indutrade AB	7,014	251,966
Intrum AB(a)	9,148	253,503
Investment AB Latour, Class B(a)	7,382	122,799
JM AB(a)	18,817	575,131
Klovern AB, Class B(a)	76,535	191,773
Klovern AB, Preference Shares	2,507	99,358
Kungsleden AB	29,144	310,228
Lifco AB, Class B	2,494	147,099
Lindab International AB	9,155	103,721
Loomis AB, Class B	10,178	368,951
Lundin Petroleum AB	3,241	98,377
Mekonomen AB(a)(b)	14,310	119,366
Modern Times Group MTG AB, Class B(b)	10,916	108,745
Mycronic AB(a)	6,159	119,938
NetEnt AB	19,440	49,600
Nibe Industrier AB, Class B	18,235	315,420
Nobia AB	27,524	202,337
Nolato AB, Class B	2,060	119,275
Nordic Entertainment Group AB, Class B	10,955	332,560
Pandox AB	5,925	131,759
Peab AB, Class B	36,394	364,905
Ratos AB, Class B	101,308	354,943
Resurs Holding AB(d)	14,107	77,988
Saab AB, Class B(a)	10,430	338,914
SAS AB(a)(b)	171,986	246,595
Scandic Hotels Group AB(d)	14,921	158,364
Sweco AB, Class B	6,457	249,205
Swedish Orphan Biovitrum AB(b)	3,804	67,607
Thule Group AB(d)	7,638	180,517
Wallenstam AB, Class B	17,013	222,222
Wihlborgs Fastigheter AB	17,071	326,245
		11,643,626
Switzerland-4.03%
Allreal Holding AG	1,688	349,686
ALSO Holding AG	1,033	168,123
Arbonia AG(a)	8,590	103,516
Aryzta AG(b)	356,886	357,910
Ascom Holding AG	6,080	60,330
Autoneum Holding AG(a)	992	114,216
Banque Cantonale Vaudoise	370	309,305
Barry Callebaut AG	169	374,290
Belimo Holding AG	28	196,257
Bell Food Group AG	262	68,322
BKW AG	3,378	313,568
Bobst Group S.A.(a)	1,187	62,183
Bucher Industries AG	956	320,368
Burckhardt Compression Holding AG	436	119,347
Cembra Money Bank AG	3,606	421,321
Conzzeta AG	154	175,005
Daetwyler Holding AG, BR	899	161,790
DKSH Holding AG(a)	6,706	346,547
dormakaba Holding AG(a)	284	178,448
EFG International AG(a)	12,091	74,704
Emmi AG	202	195,503
EMS-Chemie Holding AG	538	352,549
Flughafen Zurich AG	1,935	336,461
Forbo Holding AG	101	173,195
	Shares	Value
Switzerland-(continued)
Galenica AG(b)(d)	9,189	$626,057
GAM Holding AG(a)(b)	121,482	374,456
Huber + Suhner AG	1,479	109,994
Implenia AG(a)	7,031	286,218
Inficon Holding AG	172	132,507
IWG PLC	117,822	685,862
Landis+Gyr Group AG(b)	4,700	431,282
Logitech International S.A.	9,087	408,121
Mediclinic International PLC	79,868	386,905
Mobimo Holding AG	1,093	352,108
OC Oerlikon Corp. AG	25,215	268,688
Rieter Holding AG(a)	750	98,591
Schweiter Technologies AG, BR	153	188,988
SFS Group AG	1,883	175,306
Siegfried Holding AG	315	145,534
SIG Combibloc Group AG(b)	9,711	153,265
St Galler Kantonalbank AG	165	78,432
Straumann Holding AG	268	255,479
Sulzer AG(a)	4,154	458,683
Sunrise Communications Group AG(d)	5,514	454,741
Tecan Group AG	572	161,793
Temenos AG(b)	1,049	168,624
u-blox Holding AG	982	88,278
Valiant Holding AG	1,055	108,347
Valora Holding AG(a)	874	232,898
VAT Group AG(b)(d)	1,553	234,808
Vontobel Holding AG	4,013	279,423
Wizz Air Holdings PLC(b)(d)	2,467	136,441
		12,814,773
Ukraine-0.03%
Ferrexpo PLC	46,605	85,750
United Arab Emirates-0.03%
Borr Drilling Ltd.(b)	7,468	38,720
NMC Health PLC	2,523	42,970
		81,690
United Kingdom-9.29%
888 Holdings PLC	48,960	86,870
AA PLC	154,644	97,441
Ascential PLC(d)	22,380	107,476
Ashmore Group PLC(a)	38,282	275,225
Assura PLC	241,166	247,654
Auto Trader Group PLC(d)	24,335	178,681
AVEVA Group PLC	3,628	234,884
B&M European Value Retail S.A.	84,179	403,579
Big Yellow Group PLC	14,867	231,057
Bodycote PLC	27,479	310,249
Brewin Dolphin Holdings PLC	33,354	158,282
Britvic PLC	32,538	397,736
Cairn Energy PLC(b)	85,678	191,435
Capital & Counties Properties PLC	87,736	282,421
Card Factory PLC	52,106	60,856
Cineworld Group PLC(a)	64,335	149,883
Coats Group PLC	142,121	141,819
Computacenter PLC	16,068	381,853
ConvaTec Group PLC(d)	193,587	531,715
Countryside Properties PLC(d)	40,577	261,024
Cranswick PLC	6,883	322,821
Crest Nicholson Holdings PLC	68,155	450,907
Daily Mail and General Trust PLC, Class A	25,809	276,254
Dechra Pharmaceuticals PLC	3,093	116,153
Dialog Semiconductor PLC(b)	10,961	482,937

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
United Kingdom-(continued)
Dignity PLC	10,550	$79,131
Diploma PLC	7,597	195,080
Domino’s Pizza Group PLC(a)	46,078	187,337
Dunelm Group PLC	16,064	245,425
EI Group PLC(b)	136,164	510,115
Electrocomponents PLC	47,500	415,009
Elementis PLC	77,725	131,604
Equiniti Group PLC(d)	37,580	101,454
Essentra PLC	41,552	229,502
Firstgroup PLC(b)	166,887	272,348
Frasers Group PLC(b)	66,631	414,045
Galliford Try Holdings PLC	34,218	67,307
Games Workshop Group PLC	2,041	178,511
Genus PLC	3,991	162,412
Go-Ahead Group PLC (The)	7,458	202,179
Grafton Group PLC	36,017	438,151
Grainger PLC	54,965	214,611
Great Portland Estates PLC	42,333	520,539
Greggs PLC	10,413	309,394
GVC Holdings PLC	24,760	286,306
Halfords Group PLC	38,487	83,051
Halma PLC	18,515	514,245
Hargreaves Lansdown PLC	10,692	241,878
Hastings Group Holdings PLC(d)	40,912	97,074
Hill & Smith Holdings PLC	8,955	167,742
HomeServe PLC	21,694	364,980
Howden Joinery Group PLC	56,290	509,995
Hunting PLC	20,177	81,095
Ibstock PLC(d)	60,030	230,273
Indivior PLC(b)	174,559	87,278
J D Wetherspoon PLC	10,493	214,532
JD Sports Fashion PLC	22,123	240,414
Jupiter Fund Management PLC	96,697	488,296
Just Eat PLC(b)	12,456	141,628
Just Group PLC(b)	215,959	223,490
Keller Group PLC	12,685	139,791
Kier Group PLC(a)	64,856	76,761
Lancashire Holdings Ltd.	36,446	359,363
LondonMetric Property PLC	70,637	212,113
Marshalls PLC	16,689	173,686
Marston’s PLC	178,919	246,936
McCarthy & Stone PLC(d)	87,379	169,780
Metro Bank PLC(a)(b)	8,095	24,623
Mitchells & Butlers PLC(b)	55,457	292,414
Mitie Group PLC	48,738	84,785
Moneysupermarket.com Group PLC	54,298	231,877
Morgan Advanced Materials PLC	35,595	146,395
National Express Group PLC	43,607	257,663
NewRiver REIT PLC	37,653	93,312
Ocado Group PLC(b)	10,475	169,491
OneSavings Bank PLC	33,952	190,133
PageGroup PLC	48,406	292,615
Paragon Banking Group PLC	42,821	287,922
Pets at Home Group PLC	98,300	365,413
Polypipe Group PLC	20,643	147,623
Premier Oil PLC(a)(b)	309,839	411,146
Primary Health Properties PLC	73,099	151,669
Provident Financial PLC	56,459	348,430
PZ Cussons PLC	30,897	78,362
QinetiQ Group PLC	68,576	318,559
Rathbone Brothers PLC	3,123	81,182
Redrow PLC	29,491	309,057
	Shares	Value
United Kingdom-(continued)
Renishaw PLC	1,804	$95,028
Restaurant Group PLC (The)	106,822	181,011
Rightmove PLC	25,683	223,333
Rotork PLC	71,867	286,803
Safestore Holdings PLC	18,158	192,684
Saga PLC	207,424	114,347
Savills PLC	22,396	368,571
Senior PLC	77,967	171,122
Serco Group PLC(b)	211,105	439,959
Shaftesbury PLC	23,712	281,002
SIG PLC	110,941	135,274
Spectris PLC	13,208	459,085
Spirax-Sarco Engineering PLC	4,456	523,952
Spire Healthcare Group PLC(d)	109,053	188,866
SSP Group PLC	34,125	290,329
St Modwen Properties PLC	14,865	96,947
Stagecoach Group PLC	96,904	173,779
Superdry PLC	22,878	115,746
Synthomer PLC	42,906	191,055
TalkTalk Telecom Group PLC(a)	141,398	220,873
Ted Baker PLC(a)	3,678	10,831
Telecom Plus PLC	7,650	153,030
TP ICAP PLC	108,788	566,579
Tritax Big Box REIT PLC	139,071	256,601
UK Commercial Property REIT Ltd.	113,029	128,939
Ultra Electronics Holdings PLC	14,144	420,996
UNITE Group PLC (The)	24,253	406,662
Vesuvius PLC	40,000	230,450
Victrex PLC	9,506	276,152
Vistry Group PLC	47,533	860,424
WH Smith PLC	10,980	347,417
Workspace Group PLC	16,038	257,078
		29,551,669
United States-0.42%
Alacer Gold Corp.(b)	54,356	255,638
Cott Corp.	18,140	277,748
QIAGEN N.V.(b)	12,039	402,383
Reliance Worldwide Corp. Ltd.(a)	23,431	68,820
Sims Ltd.(a)	47,226	331,464
		1,336,053
Total Common Stocks & Other Equity Interests (Cost $309,552,764)		316,864,822
Money Market Funds-0.18%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(e) (Cost $568,962)	568,962	568,962
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.79% (Cost $310,121,726)		317,433,784
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.51%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(e)(f)	17,860,860	17,860,860

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(e)(f)	6,007,850	$6,010,254
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $23,871,010)		23,871,114
TOTAL INVESTMENTS IN SECURITIES-107.30% (Cost $333,992,736)		341,304,898
OTHER ASSETS LESS LIABILITIES-(7.30)%		(23,212,060)
NET ASSETS-100.00%		$318,092,838
Investment Abbreviations:
BR-Bearer Shares
CVA-Dutch Certificates
REIT-Real Estate Investment Trust
RSP-Registered Savings Plan Shares
Rts.-Rights
TBA-To Be Announced
Wts.-Warrants

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2020.
(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Additional Valution Information.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2020 was $12,989,651, which represented 4.08% of the Fund’s Net Assets.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco FTSE RAFI Emerging Markets ETF (PXH)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.74%
Brazil-12.90%
Ambev S.A.	1,533,950	$6,407,537
B3 S.A. - Brasil, Bolsa, Balcao	366,085	4,129,245
Banco Bradesco S.A.	481,929	3,535,593
Banco Bradesco S.A., Preference Shares	1,856,260	14,287,110
Banco BTG Pactual S.A.	108,800	1,909,554
Banco do Brasil S.A.	891,758	10,129,511
Banco do Estado do Rio Grande do Sul S.A., Class B, Preference Shares	166,600	783,243
Banco Santander Brasil S.A.	197,300	1,942,412
BR Malls Participacoes S.A.	334,555	1,440,546
Braskem S.A., Class A, Preference Shares	112,309	829,193
BRF S.A.(a)	565,400	4,042,115
CCR S.A.	575,500	2,456,472
Centrais Eletricas Brasileiras S.A.	161,010	1,477,754
Centrais Eletricas Brasileiras S.A., Class B, Preference Shares	114,500	1,095,095
Cia Brasileira de Distribuicao, Preference Shares	107,279	2,135,915
Cia de Saneamento Basico do Estado de Sao Paulo	182,392	2,603,618
Cia de Saneamento do Parana	36,900	875,601
Cia Energetica de Minas Gerais	76,980	299,940
Cia Energetica de Minas Gerais, Preference Shares	931,923	3,260,340
Cia Energetica de Sao Paulo, Class B, Preference Shares	165,500	1,231,979
Cia Paranaense de Energia	27,800	510,689
Cia Paranaense de Energia, Class B, Preference Shares	137,608	2,364,285
Cia Siderurgica Nacional S.A.	540,582	1,631,898
Cielo S.A.	824,222	1,363,657
Cogna Educacao	748,200	2,034,537
Cosan S.A.	94,200	1,756,916
EDP - Energias do Brasil S.A.	187,400	980,142
Embraer S.A.	525,167	2,229,340
Equatorial Energia S.A.	216,500	1,207,830
Gerdau S.A., Preference Shares	783,517	3,676,245
Hypera S.A.	127,100	1,057,965
IRB Brasil Resseguros S.A.	118,100	1,238,969
Itau Unibanco Holding S.A., Preference Shares	2,543,175	19,532,441
Itausa - Investimentos Itau S.A., Preference Shares	907,209	2,730,172
Klabin S.A.	232,600	1,129,456
Lojas Americanas S.A.	60,010	326,223
Lojas Americanas S.A., Preference Shares	202,820	1,307,597
Lojas Renner S.A.	119,446	1,605,844
Metalurgica Gerdau S.A., Preference Shares	1,627,500	3,629,573
Petrobras Distribuidora S.A.	333,500	2,247,657
Petroleo Brasileiro S.A.	1,514,962	10,759,749
Petroleo Brasileiro S.A., Preference Shares	2,020,947	13,454,851
Sul America S.A.	106,500	1,570,116
Suzano S.A.	100,468	932,678
Telefonica Brasil S.A., Preference Shares	277,543	3,857,317
TIM Participacoes S.A.	475,666	1,864,484
	Shares	Value
Brazil-(continued)
Ultrapar Participacoes S.A.	697,692	$4,124,191
Vale S.A.	1,900,838	22,361,230
		176,358,825
Chile-0.79%
Banco de Chile	9,298,967	915,107
Banco Santander Chile	23,563,655	1,165,036
Cencosud S.A.	991,740	1,226,152
Empresas CMPC S.A.	359,822	824,584
Empresas COPEC S.A.	109,989	980,751
Enel Americas S.A.	12,752,659	2,511,560
Enel Chile S.A.	10,393,379	985,167
Latam Airlines Group S.A.	166,395	1,381,473
SACI Falabella	205,213	804,722
		10,794,552
China-31.73%
Agile Group Holdings Ltd.	1,227,273	1,619,149
Agricultural Bank of China Ltd., H Shares	23,927,328	9,228,472
Air China Ltd., H Shares	1,003,448	816,212
Alibaba Group Holding Ltd., ADR(a)	80,616	16,654,459
Aluminum Corp. of China Ltd., H Shares(a)	4,470,293	1,303,696
Anhui Conch Cement Co. Ltd., H Shares	398,074	2,536,369
ANTA Sports Products Ltd.	186,373	1,610,337
BAIC Motor Corp. Ltd., H Shares(b)	1,613,012	794,721
Baidu, Inc., ADR(a)	46,925	5,798,053
Bank of China Ltd., H Shares	71,451,954	27,632,929
Bank of Communications Co. Ltd., H Shares	7,061,269	4,501,887
Beijing Enterprises Holdings Ltd.	239,754	1,047,425
BYD Co. Ltd., H Shares(c)	186,147	973,632
CGN Power Co. Ltd., H Shares(b)	4,394,467	1,080,847
China Cinda Asset Management Co. Ltd., H Shares	5,120,246	1,023,435
China CITIC Bank Corp. Ltd., H Shares	8,085,696	4,210,331
China Communications Construction Co. Ltd., H Shares	3,957,563	2,785,471
China Communications Services Corp. Ltd., H Shares	1,326,382	888,788
China Conch Venture Holdings Ltd.	319,171	1,414,158
China Construction Bank Corp., H Shares	73,304,289	55,619,527
China Everbright Bank Co. Ltd., H Shares	2,714,162	1,088,098
China Everbright International Ltd.	973,121	689,340
China Evergrande Group	890,742	1,960,931
China Galaxy Securities Co. Ltd., H Shares	1,591,344	788,932
China Huarong Asset Management Co. Ltd., H Shares(b)	6,914,115	906,563
China Jinmao Holdings Group Ltd.	3,574,941	2,393,171
China Life Insurance Co. Ltd., H Shares	2,936,180	7,036,992
China Longyuan Power Group Corp. Ltd., H Shares	2,063,279	1,219,726
China Merchants Bank Co. Ltd., H Shares	1,808,118	8,722,189
China Merchants Port Holdings Co. Ltd.	581,915	894,142
China Minsheng Banking Corp. Ltd., H Shares	6,324,432	4,412,850
China Mobile Ltd.	3,092,246	25,322,068
China National Building Material Co. Ltd., H Shares	4,635,331	4,418,241
China Oilfield Services Ltd., H Shares	1,033,794	1,501,979
China Oriental Group Co. Ltd.	1,768,565	604,915
China Overseas Land & Investment Ltd.	1,843,605	5,937,308

Invesco FTSE RAFI Emerging Markets ETF (PXH)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
China-(continued)
China Pacific Insurance (Group) Co. Ltd., H Shares	1,141,613	$3,799,146
China Petroleum & Chemical Corp., H Shares	30,795,349	16,252,674
China Railway Construction Corp. Ltd., H Shares	2,220,132	2,154,294
China Railway Group Ltd., H Shares	3,968,248	2,163,964
China Resources Beer Holdings Co. Ltd.	323,901	1,501,611
China Resources Land Ltd.	1,257,887	5,237,110
China Resources Power Holdings Co. Ltd.	1,422,938	1,907,389
China Shenhua Energy Co. Ltd., H Shares	2,652,515	4,662,397
China State Construction International Holdings Ltd.	1,098,861	869,924
China Taiping Insurance Holdings Co. Ltd.	782,245	1,626,418
China Telecom Corp. Ltd., H Shares	10,903,884	4,234,970
China Tower Corp. Ltd., H Shares(b)	8,994,999	1,871,569
China Unicom Hong Kong Ltd.	4,955,804	4,132,665
China Vanke Co. Ltd., H Shares	602,420	2,117,812
CIFI Holdings Group Co. Ltd.	1,527,934	1,048,225
CITIC Ltd.	2,924,850	3,284,552
CITIC Securities Co. Ltd., H Shares	720,374	1,385,974
CNOOC Ltd.	9,393,158	14,232,648
Country Garden Holdings Co. Ltd.	2,932,511	3,714,487
CRRC Corp. Ltd., H Shares	1,513,859	992,305
CSPC Pharmaceutical Group Ltd.	539,656	1,193,378
Dongfeng Motor Group Co. Ltd., H Shares	1,871,958	1,401,334
ENN Energy Holdings Ltd.	174,968	2,037,023
Fosun International Ltd.	1,445,704	1,915,202
GCL-Poly Energy Holdings Ltd.(a)	11,050,529	417,822
Geely Automobile Holdings Ltd.	1,065,708	1,699,896
GF Securities Co. Ltd., H Shares	727,976	795,160
Great Wall Motor Co. Ltd., H Shares	2,381,736	1,577,956
Guangdong Investment Ltd.	731,639	1,479,980
Guangzhou Automobile Group Co. Ltd., H Shares	918,990	922,882
Guangzhou R&F Properties Co. Ltd., H Shares	1,209,521	1,816,644
Haitong Securities Co. Ltd., H Shares	1,651,982	1,597,998
Hengan International Group Co. Ltd.	239,335	1,740,274
Huaneng Power International, Inc., H Shares	4,372,118	2,068,099
Industrial & Commercial Bank of China Ltd., H Shares	59,143,693	39,366,557
JD.com, Inc., ADR(a)	187,510	7,067,252
Jiangxi Copper Co. Ltd., H Shares	1,430,099	1,677,326
Kingboard Holdings Ltd.	375,949	993,120
Kunlun Energy Co. Ltd.	1,627,685	1,260,339
Longfor Group Holdings Ltd.(b)	689,069	2,904,443
NetEase, Inc., ADR	11,470	3,679,117
New China Life Insurance Co. Ltd., H Shares	358,260	1,338,116
Peoples Insurance Co. Group of China Ltd. (The), H Shares	4,314,459	1,541,038
PetroChina Co. Ltd., H Shares	16,257,808	7,162,225
PICC Property & Casualty Co. Ltd., H Shares	4,806,489	5,132,342
Ping An Insurance (Group) Co. of China Ltd., H Shares	1,511,489	17,103,463
Postal Savings Bank of China Co. Ltd., H Shares(b)	3,697,350	2,294,945
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	579,216	1,077,641
	Shares	Value
China-(continued)
Shenzhou International Group Holdings Ltd.	93,978	$1,240,931
Shimao Property Holdings Ltd.	977,036	3,156,452
Sinopec Shanghai Petrochemical Co. Ltd., H Shares	2,184,634	557,919
Sinopharm Group Co. Ltd., H Shares	658,952	2,141,520
Sunac China Holdings Ltd.	508,754	2,453,207
Tencent Holdings Ltd.	298,040	14,154,957
Trip.com Group Ltd., ADR(a)	86,337	2,774,008
Vipshop Holdings Ltd., ADR(a)	208,774	2,657,693
Weichai Power Co. Ltd., H Shares	985,063	1,723,840
Yangzijiang Shipbuilding Holdings Ltd.	1,133,528	765,744
Yanzhou Coal Mining Co. Ltd., H Shares	1,391,114	1,025,761
Zijin Mining Group Co. Ltd., H Shares	2,691,790	1,173,035
		433,714,116
Hong Kong-0.16%
Haier Electronics Group Co. Ltd.	447,866	1,342,374
Nine Dragons Paper Holdings Ltd.	904,852	853,580
		2,195,954
India-8.56%
Axis Bank Ltd.	439,319	4,474,745
Bharat Petroleum Corp. Ltd.	1,048,616	6,714,993
Bharti Airtel Ltd.(a)	776,099	5,399,493
Bharti Infratel Ltd.	271,747	945,588
Coal India Ltd.	886,535	2,254,475
GAIL (India) Ltd.	496,749	838,502
Grasim Industries Ltd.	193,011	2,099,152
HCL Technologies Ltd.	276,262	2,289,617
Hero MotoCorp Ltd.	36,213	1,265,446
Hindalco Industries Ltd.	885,024	2,348,447
Hindustan Petroleum Corp. Ltd.	1,079,949	3,502,344
Hindustan Unilever Ltd.	59,294	1,687,977
Housing Development Finance Corp. Ltd.	295,799	10,006,780
Indiabulls Housing Finance Ltd.	187,614	805,591
Indian Oil Corp. Ltd.	2,573,010	4,084,040
Infosys Ltd.	860,223	9,354,168
ITC Ltd.	561,566	1,850,573
JSW Steel Ltd.	529,042	1,847,992
Larsen & Toubro Ltd.	99,364	1,906,725
Mahindra & Mahindra Ltd.	234,875	1,866,788
Maruti Suzuki India Ltd.	20,817	2,004,720
NTPC Ltd.	1,603,974	2,536,642
Oil & Natural Gas Corp. Ltd.	1,703,633	2,601,140
Power Finance Corp. Ltd.(a)	726,523	1,184,068
REC Ltd.	786,704	1,578,151
Reliance Industries Ltd.	756,908	14,973,747
Reliance Infrastructure Ltd.(a)	565,193	173,065
Shriram Transport Finance Co. Ltd.	72,493	1,036,790
State Bank of India(a)	1,252,250	5,556,663
Sun Pharmaceutical Industries Ltd.	257,647	1,568,106
Tata Consultancy Services Ltd.	146,909	4,291,745
Tata Motors Ltd.(a)	2,005,067	4,919,401
Tata Motors Ltd., Class A(a)	755,954	784,528
Tata Steel Ltd.	288,544	1,757,309
Tech Mahindra Ltd.	100,182	1,118,382
Vedanta Ltd.	2,045,191	3,952,378
Wipro Ltd.	324,527	1,076,943
Yes Bank Ltd.	558,900	309,168
		116,966,382

Invesco FTSE RAFI Emerging Markets ETF (PXH)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Indonesia-1.96%
PT Adaro Energy Tbk	11,239,243	$996,591
PT Astra International Tbk	7,277,374	3,352,022
PT Bank Central Asia Tbk	1,237,939	2,909,151
PT Bank Mandiri (Persero) Tbk	7,035,114	3,851,178
PT Bank Negara Indonesia (Persero) Tbk	2,925,700	1,533,607
PT Bank Rakyat Indonesia (Persero) Tbk	15,772,465	5,117,225
PT Indofood Sukses Makmur Tbk	1,828,995	1,038,373
PT Perusahaan Gas Negara Tbk	7,165,140	888,619
PT Semen Indonesia (Persero) Tbk	1,117,289	968,805
PT Telekomunikasi Indonesia (Persero) Tbk	18,822,180	5,212,866
PT United Tractors Tbk	674,016	941,750
		26,810,187
Malaysia-1.32%
CIMB Group Holdings Bhd.	1,763,200	2,112,837
Genting Bhd.	1,069,800	1,431,209
Genting Malaysia Bhd.	1,603,300	1,180,221
Malayan Banking Bhd.	1,530,900	3,140,499
Petronas Chemicals Group Bhd.	899,100	1,354,583
Petronas Gas Bhd.	244,100	950,924
Public Bank Bhd.	819,900	3,709,085
Sapura Energy Bhd.	16,459,800	984,053
Tenaga Nasional Bhd.	1,044,600	3,168,263
		18,031,674
Mexico-4.12%
Alfa S.A.B. de C.V., Class A	1,702,648	1,272,621
America Movil S.A.B. de C.V., Series L(c)	18,125,116	15,032,407
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander	500,437	716,610
Cemex S.A.B. de C.V., Series CPO(d)	16,828,510	6,760,581
Coca-Cola FEMSA S.A.B. de C.V., Series L(c)	257,679	1,565,579
Fibra Uno Administracion S.A. de C.V.	1,608,593	2,636,773
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO(c)(e)	730,736	6,580,796
Grupo Financiero Banorte S.A.B. de C.V., Class O	1,136,341	6,973,138
Grupo Mexico S.A.B. de C.V., Class B	1,749,450	4,666,310
Grupo Televisa S.A.B., Series CPO(c)(f)	1,312,301	2,901,657
Orbia Advance Corp. S.A.B. de C.V.(c)	702,958	1,642,762
Wal-Mart de Mexico S.A.B. de C.V., Series V	1,910,615	5,539,551
		56,288,785
Romania-0.07%
NEPI Rockcastle PLC	116,455	958,845
Russia-11.18%
Aeroflot PJSC	978,210	1,642,552
Alrosa PJSC	1,339,705	1,678,438
Gazprom PJSC	8,912,715	31,614,323
LUKOIL PJSC	376,618	38,574,768
Magnit PJSC	88,545	5,142,498
MMC Norilsk Nickel PJSC	24,961	8,109,522
Mobile TeleSystems PJSC	1,255,780	6,386,488
Moscow Exchange MICEX-RTS PJSC	883,952	1,519,943
Novatek PJSC	217,046	3,922,557
Novolipetsk Steel PJSC	442,769	955,311
Rosneft Oil Co. PJSC	1,099,079	8,241,267
RusHydro PJSC	134,626,254	1,449,213
Sberbank of Russia PJSC	6,680,065	26,324,104
	Shares	Value
Russia-(continued)
Severstal PJSC	145,608	$2,075,148
Surgutneftegas PJSC	3,688,909	2,655,605
Surgutneftegas PJSC, Preference Shares	3,846,086	2,169,503
Tatneft PJSC	560,880	6,663,911
Tatneft PJSC, Preference Shares	54,509	611,433
VTB Bank PJSC	4,223,352,288	3,063,008
		152,799,592
South Africa-6.42%
Absa Group Ltd.	596,126	5,430,058
AngloGold Ashanti Ltd.	136,579	2,784,139
Aspen Pharmacare Holdings Ltd.(a)	166,918	1,277,133
Barloworld Ltd.	144,308	898,588
Bid Corp. Ltd.	120,899	2,663,624
Bidvest Group Ltd. (The)	126,580	1,746,862
Exxaro Resources Ltd.	109,309	887,400
FirstRand Ltd.	1,274,899	4,888,324
Foschini Group Ltd. (The)	102,992	946,185
Gold Fields Ltd.	601,460	3,891,738
Growthpoint Properties Ltd.	1,415,738	1,983,619
Impala Platinum Holdings Ltd.(a)	327,454	3,099,286
Investec Ltd.	166,039	930,403
Life Healthcare Group Holdings Ltd.	656,899	1,106,333
Mr Price Group Ltd.	75,741	850,522
MTN Group Ltd.	1,289,863	6,947,434
Naspers Ltd., Class N	33,745	5,535,984
Nedbank Group Ltd.	236,414	3,084,675
Netcare Ltd.	782,467	1,027,620
Old Mutual Ltd.	1,644,108	1,883,933
Pick n Pay Stores Ltd.	203,712	882,102
Redefine Properties Ltd.	2,495,463	1,185,900
Remgro Ltd.	178,871	2,168,950
Sanlam Ltd.	733,599	3,619,566
Sappi Ltd.	373,454	949,352
Sasol Ltd.	359,480	5,679,091
Shoprite Holdings Ltd.	241,084	1,877,587
Sibanye Gold Ltd.(a)	1,311,593	3,382,241
SPAR Group Ltd. (The)	112,422	1,412,326
Standard Bank Group Ltd.	719,045	7,494,420
Telkom S.A. SOC Ltd.	257,393	553,585
Tiger Brands Ltd.	75,593	992,821
Truworths International Ltd.	229,279	674,103
Vodacom Group Ltd.	387,794	3,031,357
Woolworths Holdings Ltd.	649,180	1,920,771
		87,688,032
Taiwan-14.42%
Acer, Inc.	2,028,000	1,125,971
Asia Cement Corp.	1,313,000	1,952,613
Asustek Computer, Inc.	267,738	1,964,226
AU Optronics Corp.	6,467,000	2,128,517
Catcher Technology Co. Ltd.	393,000	3,110,492
Cathay Financial Holding Co. Ltd.	3,479,440	4,651,908
Chailease Holding Co. Ltd.	345,902	1,436,604
China Development Financial Holding Corp.	4,091,000	1,248,517
China Life Insurance Co. Ltd.(a)	1,345,170	1,093,130
China Steel Corp.	3,043,360	2,318,017
Chunghwa Telecom Co. Ltd.	1,610,000	5,732,025
CTBC Financial Holding Co. Ltd.	5,778,838	4,196,354
Delta Electronics, Inc.	804,506	3,762,208
E.Sun Financial Holding Co. Ltd.	3,453,408	3,193,990
Far Eastern New Century Corp.	1,884,000	1,745,876

Invesco FTSE RAFI Emerging Markets ETF (PXH)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Taiwan-(continued)
Far EasTone Telecommunications Co. Ltd.	551,000	$1,245,587
First Financial Holding Co. Ltd.	2,511,614	1,952,813
Formosa Chemicals & Fibre Corp.	1,148,920	3,205,691
Formosa Petrochemical Corp.	529,000	1,567,360
Formosa Plastics Corp.	1,368,280	4,206,322
Fubon Financial Holding Co. Ltd.	2,676,928	3,965,391
Hon Hai Precision Industry Co. Ltd.	5,199,064	14,119,647
Innolux Corp.	5,205,490	1,494,732
Inventec Corp.	1,585,000	1,196,725
Largan Precision Co. Ltd.	15,000	2,335,589
Lite-On Technology Corp.	1,564,313	2,419,186
MediaTek, Inc.	741,091	9,426,222
Mega Financial Holding Co. Ltd.	3,697,080	3,845,805
Micro-Star International Co. Ltd.	371,000	1,125,853
Nan Ya Plastics Corp.	1,125,940	2,573,728
Novatek Microelectronics Corp.	231,000	1,631,698
Pegatron Corp.	1,124,106	2,332,801
Pou Chen Corp.	896,740	1,034,802
Powertech Technology, Inc.	517,200	1,826,295
President Chain Store Corp.	188,000	1,842,929
Quanta Computer, Inc.	1,461,000	2,969,293
Shin Kong Financial Holding Co. Ltd.(a)	8,413,998	2,721,157
Taishin Financial Holding Co. Ltd.	3,710,169	1,728,760
Taiwan Cement Corp.	2,480,324	3,428,357
Taiwan Cooperative Financial Holding Co. Ltd.	1,636,759	1,121,239
Taiwan Mobile Co. Ltd.	564,400	1,986,859
Taiwan Semiconductor Manufacturing Co. Ltd.	6,135,000	65,630,564
Tatung Co. Ltd.(a)	1,303,000	840,295
Uni-President Enterprises Corp.	1,553,941	3,693,172
United Microelectronics Corp.	10,369,000	5,056,633
Walsin Lihwa Corp.	2,059,000	1,001,456
Wistron Corp.	1,473,875	1,316,195
Yuanta Financial Holding Co. Ltd.	4,042,671	2,619,475
		197,123,079
Thailand-3.19%
Advanced Info Service PCL, NVDR	480,936	3,127,508
Bangkok Bank PCL, Foreign Shares	241,589	1,112,684
Banpu PCL, NVDR	2,929,157	937,329
Charoen Pokphand Foods PCL, NVDR	2,457,594	2,350,834
CP ALL PCL, NVDR	1,004,546	2,267,137
IRPC PCL, NVDR	6,756,954	617,976
Kasikornbank PCL, Foreign Shares	260,591	1,163,103
Kasikornbank PCL, NVDR	185,052	825,948
Krung Thai Bank PCL, NVDR	4,254,331	2,190,513
PTT Exploration & Production PCL, NVDR	710,433	2,833,225
PTT Global Chemical PCL, NVDR	1,458,906	2,277,334
PTT PCL, NVDR	9,155,063	12,657,561
Siam Cement PCL (The), NVDR	394,109	4,494,272
Siam Commercial Bank PCL (The), NVDR	1,354,330	4,224,769
	Shares	Value
Thailand-(continued)
Thai Oil PCL, NVDR	830,756	$1,372,262
Thanachart Capital PCL, NVDR	717,497	1,191,674
		43,644,129
Turkey-2.37%
Akbank T.A.S.(a)	2,893,868	3,993,876
BIM Birlesik Magazalar A.S.	157,520	1,283,847
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	4,084,634	1,139,739
Eregli Demir ve Celik Fabrikalari TAS	1,207,182	1,881,873
Haci Omer Sabanci Holding A.S.	1,501,604	2,446,222
KOC Holding A.S.	849,114	2,744,187
Tupras-Turkiye Petrol Rafinerileri A.S.	104,671	1,969,249
Turk Hava Yollari AO(a)	846,632	1,935,159
Turkcell Iletisim Hizmetleri A.S.	1,044,466	2,460,647
Turkiye Garanti Bankasi A.S.(a)	2,229,399	4,432,723
Turkiye Halk Bankasi A.S.(a)	1,715,970	1,984,046
Turkiye Is Bankasi A.S., Class C(a)	2,336,208	2,829,993
Turkiye Vakiflar Bankasi T.A.O., Class D(a)	1,889,655	2,083,830
Yapi ve Kredi Bankasi A.S.(a)	2,556,329	1,268,554
		32,453,945
United States-0.55%
JBS S.A.	1,163,282	7,507,943
Total Common Stocks & Other Equity Interests (Cost $1,315,653,962)		1,363,336,040
Money Market Funds-0.16%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(g) (Cost $2,205,135)	2,205,135	2,205,135
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $1,317,859,097)		1,365,541,175
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.18%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(g)(h)	1,836,417	1,836,417
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(g)(h)	611,894	612,139
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,448,547)		2,448,556
TOTAL INVESTMENTS IN SECURITIES-100.08% (Cost $1,320,307,644)		1,367,989,731
OTHER ASSETS LESS LIABILITIES-(0.08)%		(1,109,292)
NET ASSETS-100.00%		$1,366,880,439

Invesco FTSE RAFI Emerging Markets ETF (PXH)—(continued)
January 31, 2020
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
CPO-Certificates of Ordinary Participation
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2020 was $9,853,088, which represented less than 1% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at January 31, 2020.
(d)	Each CPO for Cemex S.A.B. de C.V. represents two Series A shares and one Series B share.
(e)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(f)	Each CPO for Grupo Televisa S.A.B. represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(g)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco Global Clean Energy ETF (PBD)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.08%
Austria-1.07%
Verbund AG	12,400	$655,753
Canada-6.92%
Ballard Power Systems, Inc.(a)	90,159	888,263
Boralex, Inc., Class A	33,754	704,405
Canadian Solar, Inc.(b)	28,774	576,919
Innergex Renewable Energy, Inc.	49,177	699,049
Northland Power, Inc.	30,534	687,768
TransAlta Renewables, Inc.	53,681	671,748
		4,228,152
Chile-1.06%
Sociedad Quimica y Minera de Chile S.A., ADR	22,993	646,103
China-8.62%
BYD Co. Ltd., H Shares(a)	133,074	704,367
Daqo New Energy Corp., ADR(b)	12,343	624,309
JinkoSolar Holding Co. Ltd., ADR(a)(b)	27,733	518,607
Kandi Technologies Group, Inc.(a)(b)	135,313	538,546
NIO, Inc., ADR(a)(b)	251,907	952,209
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares	581,230	616,044
Xinyi Energy Holdings Ltd.	2,545,416	655,621
Xinyi Solar Holdings Ltd.	928,103	657,390
		5,267,093
Denmark-3.29%
Novozymes A/S, Class B	13,134	685,395
Orsted A/S(c)	6,323	690,121
Vestas Wind Systems A/S	6,370	635,550
		2,011,066
Finland-1.06%
Caverion OYJ(a)	79,597	648,339
France-2.23%
Albioma S.A.	21,769	726,145
Neoen S.A.(a)(b)(c)	18,997	636,837
		1,362,982
Germany-5.30%
CropEnergies AG	50,677	567,219
Encavis AG(a)	61,531	739,165
Nordex SE(a)(b)	47,813	624,709
SMA Solar Technology AG(b)	16,852	620,023
VERBIO Vereinigte BioEnergie AG	48,373	686,169
		3,237,285
Guernsey-1.01%
Renewables Infrastructure Group Ltd. (The)	356,268	618,976
Hong Kong-1.94%
Canvest Environmental Protection Group Co. Ltd.(c)	1,402,193	592,305
China High Speed Transmission Equipment Group Co. Ltd.	982,943	592,432
		1,184,737
Ireland-1.05%
Kingspan Group PLC	10,450	644,466
Italy-1.26%
Falck Renewables S.p.A.	117,908	768,314
Japan-5.94%
eRex Co. Ltd.	36,952	568,335
GS Yuasa Corp.	29,259	590,120
Meidensha Corp.	29,713	566,928
	Shares	Value
Japan-(continued)
RENOVA, Inc.(b)	57,134	$696,878
Takuma Co. Ltd.	53,024	588,530
West Holdings Corp.	38,946	622,001
		3,632,792
Netherlands-1.10%
Signify N.V.(c)	20,102	670,985
New Zealand-4.21%
Contact Energy Ltd.	134,348	646,858
Mercury NZ Ltd.	186,264	631,633
Meridian Energy Ltd.	183,764	635,643
Tilt Renewables Ltd.(b)	299,769	659,585
		2,573,719
Norway-2.41%
NEL ASA(b)	665,535	662,445
Scatec Solar ASA(c)	47,364	808,258
		1,470,703
South Korea-4.22%
CS Wind Corp.	19,368	598,013
Ecopro Co. Ltd.	37,090	637,954
Samsung SDI Co. Ltd.	3,297	763,495
Seoul Semiconductor Co. Ltd.	47,855	578,187
		2,577,649
Spain-5.83%
Atlantica Yield PLC	24,326	698,764
Audax Renovables S.A.(a)(b)	287,489	741,053
EDP Renovaveis S.A.	56,121	746,319
Siemens Gamesa Renewable Energy S.A.	36,650	585,067
Solaria Energia y Medio Ambiente S.A.(b)	84,511	791,386
		3,562,589
Sweden-3.90%
Eolus Vind AB, Class B	58,736	928,695
Nibe Industrier AB, Class B	37,193	644,795
PowerCell Sweden AB(a)(b)	40,341	811,118
		2,384,608
Switzerland-4.35%
Credit Suisse Real Estate Fund Green Property(a)	4,045	683,638
Gurit Holding AG, BR	450	681,217
Landis+Gyr Group AG(b)	6,164	565,622
Meyer Burger Technology AG(a)(b)	1,723,393	728,348
		2,658,825
Taiwan-6.45%
Epistar Corp.	608,131	689,479
Everlight Electronics Co. Ltd.	568,000	710,729
Gigasolar Materials Corp.(b)	164,000	675,891
Lextar Electronics Corp.	1,079,000	600,060
Sino-American Silicon Products, Inc.	195,000	633,884
United Renewable Energy Co. Ltd.(b)	2,614,241	633,462
		3,943,505
United Kingdom-3.11%
GCP Infrastructure Investments Ltd.(a)	374,164	631,326
Greencoat UK Wind PLC	329,085	616,863
Ricardo PLC	63,851	649,780
		1,897,969
United States-23.75%
Ameresco, Inc., Class A(b)	37,644	722,388
Bloom Energy Corp., Class A(a)(b)	96,420	759,790

Invesco Global Clean Energy ETF (PBD)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
United States-(continued)
Cree, Inc.(b)	13,484	$626,871
Enphase Energy, Inc.(a)(b)	23,588	743,494
First Solar, Inc.(b)	10,991	544,934
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	19,856	676,891
Itron, Inc.(b)	7,616	622,608
Ormat Technologies, Inc.	8,510	674,503
Plug Power, Inc.(a)(b)	204,929	792,051
Renewable Energy Group, Inc.(a)(b)	23,551	618,920
SolarEdge Technologies, Inc.(b)	6,694	655,075
Sunnova Energy International, Inc.(b)	55,037	747,402
SunPower Corp.(a)(b)	79,270	675,380
Sunrun, Inc.(b)	43,681	743,887
TerraForm Power, Inc., Class A	41,959	759,038
Tesla, Inc.(b)	1,498	974,554
TPI Composites, Inc.(b)	34,172	709,069
Universal Display Corp.	3,142	553,526
Veeco Instruments, Inc.(b)	42,637	543,622
Vivint Solar, Inc.(a)(b)	83,419	680,699
Willdan Group, Inc.(b)	20,738	687,050
		14,511,752
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $46,218,713)		61,158,362
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.49%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(d)(e)	8,017,030	$8,017,030
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(d)(e)	2,671,275	2,672,343
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,689,293)		10,689,373
TOTAL INVESTMENTS IN SECURITIES-117.57% (Cost $56,908,006)		71,847,735
OTHER ASSETS LESS LIABILITIES-(17.57)%		(10,737,027)
NET ASSETS-100.00%		$61,110,708

Investment Abbreviations:
ADR-American Depositary Receipt
BR-Bearer Shares

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2020.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2020 was $3,398,506, which represented 5.56% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco Global Water ETF (PIO)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Brazil-3.84%
Cia de Saneamento Basico do Estado de Sao Paulo	551,041	$7,866,027
Canada-0.72%
Stantec, Inc.	49,862	1,483,550
Cayman Islands-0.13%
Consolidated Water Co. Ltd.	15,451	264,367
China-2.36%
Beijing Enterprises Water Group Ltd.(a)	3,215,687	1,445,318
China Everbright Water Ltd.	327,606	72,007
CT Environmental Group Ltd.(a)(b)	2,561,890	56,088
Guangdong Investment Ltd.	1,594,910	3,253,535
		4,826,948
France-7.49%
Suez	389,689	6,404,387
Veolia Environnement S.A.	302,307	8,938,245
		15,342,632
Hong Kong-0.18%
China Water Affairs Group Ltd.	473,975	371,127
Italy-1.87%
ACEA S.p.A.	31,838	742,705
Hera S.p.A.	678,281	3,083,355
		3,826,060
Japan-4.20%
Kurita Water Industries Ltd.	80,881	2,414,080
METAWATER Co. Ltd.	11,117	432,844
Miura Co. Ltd.	42,837	1,521,635
TOTO Ltd.	101,200	4,225,031
		8,593,590
Netherlands-1.74%
Aalberts N.V.	66,473	2,911,256
Arcadis N.V.	29,110	663,260
		3,574,516
South Korea-1.39%
Woongjin Coway Co. Ltd.	38,713	2,851,870
Spain-1.06%
Acciona S.A.(c)	19,218	2,180,853
Switzerland-7.44%
Geberit AG	28,843	15,228,219
Thailand-0.21%
TTW PCL, NVDR	945,477	421,628
	Shares	Value
United Kingdom-15.63%
Halma PLC	214,050	$5,945,128
HomeServe PLC	119,134	2,013,285
Pennon Group PLC	317,153	4,634,319
Polypipe Group PLC	64,607	462,020
Severn Trent PLC	205,612	6,990,065
Spirax-Sarco Engineering PLC	42,362	4,981,071
United Utilities Group PLC	521,528	6,967,594
		31,993,482
United States-51.60%
A.O. Smith Corp.	93,154	3,976,744
American Water Works Co., Inc.	64,004	8,717,345
Aqua America, Inc.	103,527	5,377,192
Danaher Corp.	106,130	17,073,133
Ecolab, Inc.	82,996	16,276,346
Ferguson PLC	143,109	12,831,724
HD Supply Holdings, Inc.(a)	105,534	4,299,455
IDEX Corp.	30,689	5,028,393
Pentair PLC	207,360	8,901,965
Reliance Worldwide Corp. Ltd.(c)	640,925	1,930,802
Roper Technologies, Inc.	21,496	8,204,163
Waters Corp.(a)	34,883	7,806,467
Xylem, Inc.	63,872	5,215,787
		105,639,516
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.86% (Cost $147,235,021)		204,464,385
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.72%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(d)(e)	2,642,335	2,642,335
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(d)(e)	880,426	880,778
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,523,111)		3,523,113
TOTAL INVESTMENTS IN SECURITIES-101.58% (Cost $150,758,132)		207,987,498
OTHER ASSETS LESS LIABILITIES-(1.58)%		(3,244,731)
NET ASSETS-100.00%		$204,742,767
Investment Abbreviations:
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (Level 3). See Additional Valution Information.
(c)	All or a portion of this security was out on loan at January 31, 2020.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco International BuyBack AchieversTM ETF (IPKW)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.66%
Australia-6.89%
Qantas Airways Ltd.	710,627	$3,019,896
Rio Tinto PLC	119,078	6,410,600
		9,430,496
Brazil-0.28%
Ser Educacional S.A.(a)	54,400	389,167
Canada-29.46%
Canadian Tire Corp. Ltd., Class A(b)	32,957	3,536,794
CI Financial Corp.	204,845	3,591,815
Dream Office REIT(b)	44,745	1,101,244
ECN Capital Corp.	224,344	949,927
Gildan Activewear, Inc.	119,971	3,326,405
Home Capital Group, Inc.(b)(c)	45,618	1,088,237
Imperial Oil Ltd.	134,079	3,181,278
Magna International, Inc.	129,373	6,562,803
Methanex Corp.	62,871	2,039,843
Norbord, Inc.	31,288	919,560
RioCan REIT	172,151	3,535,308
Thomson Reuters Corp.	99,163	7,976,977
West Fraser Timber Co. Ltd.	52,164	2,091,214
Westshore Terminals Investment Corp.(b)	34,723	422,174
		40,323,579
Denmark-4.00%
Pandora A/S	81,586	4,212,993
Sydbank A/S	57,628	1,254,538
		5,467,531
Germany-4.44%
Bilfinger SE(b)	39,083	1,385,160
Covestro AG(a)	76,336	3,227,321
Rocket Internet SE(a)(c)	62,200	1,456,838
		6,069,319
Ireland-2.41%
Flutter Entertainment PLC	29,066	3,295,840
Japan-29.19%
Chugoku Marine Paints Ltd.	45,059	419,012
Coca-Cola Bottlers Japan Holdings, Inc.(b)	122,205	3,217,941
Fancl Corp.	68,421	1,798,994
Foster Electric Co. Ltd.	19,507	290,042
Geo Holdings Corp.	25,701	291,711
Idemitsu Kosan Co. Ltd.	127,356	3,177,087
Isuzu Motors Ltd.	499,906	4,890,050
Joyful Honda Co. Ltd.	73,528	829,477
Kenedix, Inc.	123,361	620,441
KYORIN Holdings, Inc.	45,028	807,445
NTT DOCOMO, Inc.	254,062	7,269,187
Seiren Co. Ltd.	46,086	586,528
Shinmaywa Industries Ltd.	45,730	595,527
Ship Healthcare Holdings, Inc.	35,103	1,574,383
Toshiba Corp.	208,397	6,626,680
Yondoshi Holdings, Inc.	17,325	375,853
Z Holdings Corp.	1,674,547	6,574,348
		39,944,706
	Shares	Value
Netherlands-10.65%
ASM International N.V.	31,594	$3,833,079
Koninklijke Ahold Delhaize N.V.	283,839	6,967,078
Signify N.V.(a)	113,571	3,779,687
		14,579,844
South Africa-0.20%
DataTec Ltd.	123,983	276,905
South Korea-3.53%
BH Co. Ltd.(c)	25,039	435,749
S&T Motiv Co. Ltd.	6,321	205,027
SFA Engineering Corp.	17,989	609,091
SK Innovation Co. Ltd.	27,382	2,957,828
SK Materials Co. Ltd.	4,766	621,353
		4,829,048
Switzerland-3.59%
Dufry AG(c)	33,281	2,886,581
Forbo Holding AG	1,183	2,028,616
		4,915,197
Taiwan-0.33%
Cheng Uei Precision Industry Co. Ltd.	348,000	451,330
United Kingdom-4.69%
Computacenter PLC	88,576	2,104,995
Man Group PLC	1,437,012	2,907,259
Sole Realisation Co. PLC(c)(d)	90,508	0
Ultra Electronics Holdings PLC	47,399	1,410,829
		6,423,083
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.66% (Cost $133,283,575)		136,396,045
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.85%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(e)(f)	6,001,895	6,001,895
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(e)(f)	1,999,832	2,000,632
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,002,481)		8,002,527
TOTAL INVESTMENTS IN SECURITIES-105.51% (Cost $141,286,056)		144,398,572
OTHER ASSETS LESS LIABILITIES-(5.51)%		(7,543,266)
NET ASSETS-100.00%		$136,855,306

Invesco International BuyBack AchieversTM ETF (IPKW)—(continued)
January 31, 2020
(Unaudited)
Investment Abbreviations:
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2020 was $8,853,013, which represented 6.47% of the Fund’s Net Assets.
(b)	All or a portion of this security was out on loan at January 31, 2020.
(c)	Non-income producing security.
(d)	Security valued using significant unobservable inputs (Level 3). See Additional Valution Information.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco MSCI Global Timber ETF (CUT)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.82%
Australia-1.31%
Orora Ltd.	762,079	$1,642,759
Quintis Ltd.(a)(b)	20,883	0
		1,642,759
Brazil-4.83%
Duratex S.A.	196,642	722,466
Klabin S.A.	442,134	2,146,909
Suzano S.A.	343,853	3,192,102
		6,061,477
Canada-3.82%
Canfor Corp.(a)	39,539	355,464
Canfor Pulp Products, Inc.	18,537	118,997
Cascades, Inc.	44,362	379,369
Interfor Corp.(a)	42,474	449,934
Norbord, Inc.	30,959	909,891
Stella-Jones, Inc.	37,115	1,051,248
West Fraser Timber Co. Ltd.	33,535	1,344,392
Western Forest Products, Inc.	237,100	191,824
		4,801,119
Chile-1.30%
Empresas CMPC S.A.	710,490	1,628,191
China-0.82%
Lee & Man Paper Manufacturing Ltd.	829,099	579,789
Shandong Sun Paper Industry JSC Ltd.	98,100	131,508
Shanying International Holding Co. Ltd., A Shares(a)	173,700	83,967
Youyuan International Holdings Ltd.(a)(b)	337,463	11,300
Yunnan Energy New Material Co. Ltd.	25,400	216,615
		1,023,179
Finland-11.43%
Huhtamaki OYJ	61,251	2,728,032
Metsa Board OYJ(c)	121,314	736,060
Stora Enso OYJ, Class R	367,399	4,788,104
UPM-Kymmene OYJ	192,654	6,091,132
		14,343,328
Germany-0.24%
Mercer International, Inc.	26,941	296,620
Hong Kong-0.79%
Nine Dragons Paper Holdings Ltd.	1,037,567	991,480
Indonesia-1.15%
PT Indah Kiat Pulp & Paper Corp. Tbk	1,727,578	853,984
PT Pabrik Kertas Tjiwi Kimia Tbk	884,731	589,605
		1,443,589
Ireland-3.94%
Smurfit Kappa Group PLC	142,648	4,944,822
Israel-0.06%
Hadera Paper Ltd.	1,862	73,920
Japan-4.97%
Daiken Corp.	6,859	119,480
Daio Paper Corp.	43,703	585,475
Hokuetsu Corp.	79,262	373,695
Nippon Paper Industries Co. Ltd.	62,388	1,032,077
Oji Holdings Corp.	544,551	2,843,713
Pack Corp. (The)(c)	8,168	292,777
Rengo Co. Ltd.	111,224	794,274
Tokushu Tokai Paper Co. Ltd.	5,379	198,515
		6,240,006
	Shares	Value
Pakistan-0.04%
Packages Ltd.	22,000	$54,708
Portugal-0.78%
Altri SGPS S.A.	45,343	280,390
Navigator Co. S.A. (The)	135,941	488,106
Semapa-Sociedade de Investimento e Gestao	15,397	214,652
		983,148
South Africa-0.70%
Sappi Ltd.(a)	346,122	879,871
South Korea-0.32%
Hansol Paper Co. Ltd.	10,523	126,257
Kuk-il Paper Manufacturing Co. Ltd.	53,570	233,275
Moorim P&P Co. Ltd.	13,788	45,117
		404,649
Spain-0.43%
Ence Energia y Celulosa S.A.	85,542	346,580
Miquel y Costas & Miquel S.A.(c)	11,749	196,085
		542,665
Sweden-5.77%
BillerudKorsnas AB(c)	111,776	1,436,824
Holmen AB, Class B	66,708	1,975,221
Svenska Cellulosa AB S.C.A., Class B	382,634	3,831,640
		7,243,685
Switzerland-1.27%
SIG Combibloc Group AG(a)	101,063	1,596,972
Taiwan-0.67%
Cheng Loong Corp.	455,000	296,716
Chung Hwa Pulp Corp.	243,000	69,500
Longchen Paper & Packaging Co. Ltd.	342,000	156,231
YFY, Inc.	734,000	318,296
		840,743
Thailand-0.06%
Polyplex Thailand PCL, NVDR	169,615	73,462
United Kingdom-8.06%
DS Smith PLC	866,451	3,891,326
Mondi PLC	305,799	6,231,993
		10,123,319
United States-47.06%
Amcor PLC	651,613	6,900,582
Avery Dennison Corp.	49,175	6,453,727
Boise Cascade Co.	24,614	891,027
CatchMark Timber Trust, Inc., Class A	30,950	317,547
Clearwater Paper Corp.(a)	10,431	294,154
Domtar Corp.	39,526	1,376,295
Graphic Packaging Holding Co.	185,657	2,901,819
International Paper Co.	142,465	5,801,175
Louisiana-Pacific Corp.	78,068	2,395,126
Neenah, Inc.	10,647	709,516
Packaging Corp. of America	57,417	5,497,678
PH Glatfelter Co.	27,897	465,880
PotlatchDeltic Corp.	42,431	1,824,533
Rayonier, Inc.	81,868	2,487,150
Schweitzer-Mauduit International, Inc., Class A	19,512	683,505
Sealed Air Corp.	97,592	3,464,516
Sonoco Products Co.	63,204	3,611,477
Verso Corp., Class A(a)	21,760	366,656

Invesco MSCI Global Timber ETF (CUT)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
United States-(continued)
Westrock Co.	160,088	$6,243,432
Weyerhaeuser Co.	221,056	6,399,571
		59,085,366
Total Common Stocks & Other Equity Interests (Cost $112,314,293)		125,319,078
Exchange-Traded Funds-0.12%
India-0.12%
Invesco India ETF(c)(d) (Cost $192,058)	7,615	148,264
Money Market Funds-0.17%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(e) (Cost $220,486)	220,486	220,486
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.11% (Cost $112,726,837)		125,687,828
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.87%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(e)(f)	1,757,065	$1,757,065
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(e)(f)	585,454	585,688
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,342,753)		2,342,753
TOTAL INVESTMENTS IN SECURITIES-101.98% (Cost $115,069,590)		128,030,581
OTHER ASSETS LESS LIABILITIES-(1.98)%		(2,485,610)
NET ASSETS-100.00%		$125,544,971

Investment Abbreviations:
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (Level 3). See Additional Valution Information.
(c)	All or a portion of this security was out on loan at January 31, 2020.
(d)	The Fund’s Adviser also serves as the adviser for the Invesco India ETF and therefore, Invesco India ETF is considered to be affiliated with the Fund. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended January 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2020	Dividend Income
Invesco India ETF	$73,870	$124,943	$(49,967)	$(42,353)	$41,771	$148,264	$-

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco S&P Global Dividend Opportunities Index ETF (LVL)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Australia-4.43%
AusNet Services	117,056	$138,703
Commonwealth Bank of Australia	10,211	582,816
GPT Group (The)	24,774	99,510
Sonic Healthcare Ltd.	22,434	475,634
		1,296,663
Canada-15.65%
Algonquin Power & Utilities Corp.	6,272	96,080
Bank of Montreal	5,644	430,720
Canadian Imperial Bank of Commerce	7,285	594,456
First Capital REIT	6,122	100,309
Fortis, Inc.	1,844	80,478
H&R REIT	8,679	140,368
Pembina Pipeline Corp.	16,403	628,561
RioCan REIT	5,589	114,776
Royal Bank of Canada	5,417	428,347
Shaw Communications, Inc., Class B	39,399	770,374
TELUS Corp.	18,882	757,393
Toronto-Dominion Bank (The)	7,971	440,814
		4,582,676
China-2.35%
Bank of Communications Co. Ltd., H Shares	1,069,668	688,784
Finland-2.03%
Elisa OYJ	9,897	595,993
France-8.79%
Danone S.A.	5,951	477,471
Gecina S.A.	401	75,724
Orange S.A.	60,368	856,652
TOTAL S.A.	13,970	683,433
Vinci S.A.	4,339	481,810
		2,575,090
Germany-2.20%
alstria office REIT-AG	3,521	69,884
LEG Immobilien AG	795	98,102
Muenchener Rueckversicherungs-Gesellschaft AG	1,312	387,189
Vonovia SE	1,546	88,302
		643,477
Hong Kong-3.61%
CLP Holdings Ltd.	8,757	91,518
Jardine Matheson Holdings Ltd.	9,377	524,268
NWS Holdings Ltd.	232,884	301,719
Sino Land Co. Ltd.	101,930	139,934
		1,057,439
Italy-3.04%
Eni S.p.A.	56,099	786,934
Terna - Rete Elettrica Nazionale S.p.A.	14,655	102,252
		889,186
Japan-5.62%
Advance Residence Investment Corp.	23	72,469
Japan Excellent, Inc.	32	57,927
Kenedix Office Investment Corp.	9	72,242
Kenedix Residential Next Investment Corp.	44	87,363
Mitsubishi Heavy Industries Ltd.	15,254	566,334
Mori Hills REIT Investment Corp.	41	68,734
Nippon Accommodations Fund, Inc.	11	72,971
Osaka Gas Co. Ltd.	3,613	61,903
	Shares	Value
Japan-(continued)
Toyota Motor Corp.	7,135	$503,732
United Urban Investment Corp.	46	82,463
		1,646,138
Portugal-0.43%
EDP - Energias de Portugal S.A.	25,344	127,062
Singapore-1.24%
SATS Ltd.	108,444	362,301
Spain-1.94%
Iberdrola S.A.	9,027	98,737
Red Electrica Corp. S.A.	6,993	139,765
Viscofan S.A.	6,179	329,231
		567,733
Sweden-1.62%
Securitas AB, Class B	30,058	473,230
Switzerland-9.82%
Helvetia Holding AG	2,691	387,279
PSP Swiss Property AG	502	75,889
Roche Holding AG, BR	1,443	478,781
SGS S.A.	184	532,473
Swiss Prime Site AG(a)	796	97,225
Swiss Re AG	5,169	584,189
Swisscom AG	1,308	718,251
		2,874,087
United Kingdom-5.12%
Informa PLC	42,514	434,213
Legal & General Group PLC	152,981	616,070
Meggitt PLC	50,308	448,031
		1,498,314
United States-32.03%
Alexandria Real Estate Equities, Inc.	340	55,488
Alliant Energy Corp.	1,084	64,346
American Electric Power Co., Inc.	690	71,912
American National Insurance Co.	1,814	199,830
Arbor Realty Trust, Inc.	36,185	534,452
AvalonBay Communities, Inc.	293	63,490
Blackstone Mortgage Trust, Inc., Class A	14,126	539,613
Camden Property Trust	597	67,121
Chevron Corp.	5,077	543,950
Clorox Co. (The)	2,863	450,379
Coca-Cola Co. (The)	8,704	508,314
Consolidated Edison, Inc.	907	85,258
Cracker Barrel Old Country Store, Inc.	3,656	559,112
Crown Castle International Corp.	469	70,275
DTE Energy Co.	557	73,864
Duke Energy Corp.	1,050	102,511
Duke Realty Corp.	1,572	57,079
Equity Residential	758	62,975
Essex Property Trust, Inc.	184	56,996
Evergy, Inc.	1,029	74,253
Eversource Energy	674	62,305
Gaming and Leisure Properties, Inc.	2,940	138,930
Genuine Parts Co.	5,484	513,138
Johnson & Johnson	3,081	458,668
MDU Resources Group, Inc.	2,359	69,850
National Fuel Gas Co.	2,266	97,869
National Health Investors, Inc.	1,311	110,622
National Storage Affiliates Trust	2,369	80,901
Northwest Bancshares, Inc.	31,860	500,998
NorthWestern Corp.	1,029	79,202

Invesco S&P Global Dividend Opportunities Index ETF (LVL)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
United States-(continued)
Old Republic International Corp.	17,567	$396,136
Paychex, Inc.	5,443	466,846
PepsiCo., Inc.	3,331	473,069
Pfizer, Inc.	16,097	599,452
Pinnacle West Capital Corp.	853	83,330
Portland General Electric Co.	1,088	66,912
PS Business Parks, Inc.	331	55,462
Sempra Energy	397	63,774
Spire, Inc.	878	74,033
UDR, Inc.	1,339	64,151
Verizon Communications, Inc.	11,434	679,637
		9,376,503
Total Common Stocks & Other Equity Interests (Cost $27,657,219)		29,254,676
	Shares	Value
Money Market Funds-0.40%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(b) (Cost $117,187)	117,187	$117,187
TOTAL INVESTMENTS IN SECURITIES-100.32% (Cost $27,774,406)		29,371,863
OTHER ASSETS LESS LIABILITIES-(0.32)%		(94,767)
NET ASSETS-100.00%		$29,277,096

Investment Abbreviations:
BR-Bearer Shares
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco S&P Global Water Index ETF (CGW)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Austria-1.28%
ANDRITZ AG	240,267	$9,468,346
Brazil-1.99%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	1,036,316	14,674,235
Canada-3.12%
Algonquin Power & Utilities Corp.	1,502,798	23,021,200
China-3.53%
Beijing Enterprises Water Group Ltd.(a)	18,225,938	8,191,802
Guangdong Investment Ltd.	8,722,692	17,793,847
		25,985,649
France-8.08%
Suez	1,285,368	21,124,521
Veolia Environnement S.A.	1,299,621	38,425,611
		59,550,132
Hong Kong-0.27%
China Water Affairs Group Ltd.	2,585,178	2,024,222
Italy-1.91%
ACEA S.p.A.	135,613	3,163,528
Hera S.p.A.	2,393,895	10,882,257
		14,045,785
Japan-1.82%
Kurita Water Industries Ltd.	357,973	10,684,529
METAWATER Co. Ltd.	36,470	1,419,969
Organo Corp.	20,362	1,301,921
		13,406,419
Netherlands-1.91%
Aalberts N.V.	322,113	14,107,285
Singapore-0.58%
Sembcorp Industries Ltd.	2,759,589	4,286,269
South Korea-1.70%
Woongjin Coway Co. Ltd.	170,497	12,560,000
Sweden-3.40%
Alfa Laval AB	1,003,282	25,085,563
Switzerland-6.84%
Geberit AG	69,880	36,894,496
Georg Fischer AG	13,730	13,502,934
		50,397,430
United Kingdom-14.38%
Halma PLC	1,265,220	35,140,830
Pennon Group PLC	1,262,815	18,452,570
Severn Trent PLC	728,294	24,759,366
United Utilities Group PLC	2,067,704	27,624,445
		105,977,211
United States-49.12%
Advanced Drainage Systems, Inc.	169,928	7,063,907
	Shares	Value
United States-(continued)
Aegion Corp.(a)	93,681	$1,957,933
American States Water Co.	111,687	9,891,001
American Water Works Co., Inc.	517,677	70,507,607
Aqua America, Inc.	654,309	33,984,810
AquaVenture Holdings Ltd.(a)	60,591	1,635,957
Badger Meter, Inc.	97,479	5,757,110
California Water Service Group	145,977	7,672,551
Danaher Corp.	235,577	37,897,272
Energy Recovery, Inc.(a)(b)	110,420	1,127,388
Evoqua Water Technologies Corp.(a)	241,195	4,816,664
Forterra, Inc.(a)	62,432	808,494
Franklin Electric Co., Inc.	128,773	7,428,914
Gorman-Rupp Co. (The)	58,624	2,163,812
IDEX Corp.	210,055	34,417,512
Lindsay Corp.(b)	36,114	3,612,483
Middlesex Water Co.	50,240	3,278,662
Mueller Water Products, Inc., Class A	526,857	6,137,884
Olin Corp.	550,104	8,180,047
Pentair PLC	562,663	24,155,123
Reliance Worldwide Corp. Ltd.(b)	2,645,592	7,969,910
Select Energy Services, Inc., Class A(a)	189,640	1,319,894
SJW Group	78,483	5,756,728
Tetra Tech, Inc.	165,714	14,185,118
Watts Water Technologies, Inc., Class A	92,548	9,227,961
Xylem, Inc.	602,774	49,222,525
York Water Co. (The)	39,348	1,863,521
		362,040,788
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $535,193,575)		736,630,534
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.03%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(c)(d)	5,676,605	5,676,605
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(c)(d)	1,896,145	1,896,903
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,573,411)		7,573,508
TOTAL INVESTMENTS IN SECURITIES-100.96% (Cost $542,766,986)		744,204,042
OTHER ASSETS LESS LIABILITIES-(0.96)%		(7,088,452)
NET ASSETS-100.00%		$737,115,590
Investment Abbreviations:
ADR-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2020.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Invesco S&P Global Water Index ETF (CGW)—(continued)
January 31, 2020
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco S&P International Developed Quality ETF (IDHQ)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Australia-10.97%
Alumina Ltd.	45,665	$66,644
Aristocrat Leisure Ltd.	9,251	224,190
BHP Group Ltd.	45,638	1,203,763
BlueScope Steel Ltd.	6,873	65,566
Brambles Ltd.	36,066	304,943
CIMIC Group Ltd.	2,025	39,707
Cochlear Ltd.	1,000	161,384
Coles Group Ltd.	15,195	168,351
CSL Ltd.	6,672	1,393,793
Fortescue Metals Group Ltd.	27,932	212,982
Insurance Australia Group Ltd.	33,137	157,060
Magellan Financial Group Ltd.	2,513	113,170
Medibank Pvt Ltd.	47,508	98,593
Qantas Airways Ltd.	21,070	90,415
REA Group Ltd.	707	54,004
Rio Tinto PLC	18,687	1,006,020
Wesfarmers Ltd.	27,610	835,639
Woolworths Group Ltd.	20,881	584,872
		6,781,096
Austria-0.06%
Raiffeisen Bank International AG	1,686	38,490
Belgium-0.32%
Colruyt S.A.	660	33,023
Galapagos N.V.(a)	726	162,600
		195,623
Canada-5.86%
Alimentation Couche-Tard, Inc., Class B	11,817	395,196
Barrick Gold Corp.	21,703	402,208
Canadian National Railway Co.	9,507	888,988
Canadian Pacific Railway Ltd.	1,932	513,549
CGI, Inc., Class A(a)	3,015	231,001
CI Financial Corp.	3,638	63,790
Constellation Software, Inc.	256	269,259
Gildan Activewear, Inc.	2,611	72,394
IGM Financial, Inc.	1,108	32,062
Kirkland Lake Gold Ltd.	3,569	146,452
Magna International, Inc.	3,702	187,794
Onex Corp.	1,663	106,755
Thomson Reuters Corp.	3,887	312,682
		3,622,130
Denmark-4.96%
Carlsberg A/S, Class B	1,337	195,573
Chr. Hansen Holding A/S	1,532	114,229
Coloplast A/S, Class B	2,382	300,605
GN Store Nord A/S	1,998	99,228
H Lundbeck A/S	924	39,298
Novo Nordisk A/S, Class B	30,696	1,877,717
Novozymes A/S, Class B	3,210	167,513
Orsted A/S(b)	2,211	241,319
Rockwool International A/S, Class B	134	31,278
		3,066,760
Finland-2.00%
Elisa OYJ	2,120	127,665
Kone OYJ, Class B	7,437	480,160
Metso OYJ	1,745	62,095
Neste OYJ	7,067	281,000
	Shares	Value
Finland-(continued)
Orion OYJ, Class B(c)	1,795	$84,880
UPM-Kymmene OYJ	6,336	200,325
		1,236,125
France-8.66%
Airbus SE	10,232	1,510,822
Dassault Aviation S.A.	44	53,540
Hermes International	609	456,633
Kering S.A.	1,256	772,504
L’Oreal S.A.	3,078	859,241
LVMH Moet Hennessy Louis Vuitton SE	3,369	1,475,863
Peugeot S.A.	8,128	167,629
Sartorius Stedim Biotech	302	54,251
		5,350,483
Germany-6.21%
adidas AG	2,930	928,000
Covestro AG(b)	2,108	89,122
Deutsche Boerse AG	2,481	404,306
E.ON SE	27,902	316,631
Evonik Industries AG	2,437	66,896
HOCHTIEF AG	342	39,644
Knorr-Bremse AG	770	84,060
Merck KGaA	1,808	232,220
MTU Aero Engines AG	617	187,624
Muenchener Rueckversicherungs-Gesellschaft AG	1,834	541,238
RWE AG	13,446	466,993
Siemens Healthineers AG(b)	1,965	92,505
Uniper SE	2,239	73,470
Wirecard AG(c)	2,141	316,038
		3,838,747
Hong Kong-3.52%
AIA Group Ltd.	149,520	1,497,145
Hong Kong Exchanges & Clearing Ltd.	15,294	509,741
Techtronic Industries Co. Ltd.	20,419	165,536
		2,172,422
Ireland-0.22%
ICON PLC(a)	818	137,931
Israel-0.63%
Bank Leumi Le-Israel BM	21,136	152,799
Check Point Software Technologies Ltd.(a)	1,839	210,216
First International Bank of Israel Ltd.	1,009	28,335
		391,350
Italy-0.89%
DiaSorin S.p.A.	227	27,924
Ferrari N.V.	1,692	285,949
Mediaset S.p.A.(a)(c)	10,095	26,704
Moncler S.p.A.	3,254	140,637
Recordati S.p.A.	1,535	65,713
		546,927
Japan-15.64%
ABC-Mart, Inc.	480	31,178
Alfresa Holdings Corp.	2,628	53,998
Asahi Group Holdings Ltd.	6,045	283,663
Astellas Pharma, Inc.	26,494	476,787
Bandai Namco Holdings, Inc.	2,771	163,062
Bank of Kyoto Ltd. (The)(c)	960	39,415
Brother Industries Ltd.	3,167	63,203
Capcom Co Ltd.	1,115	31,994
Casio Computer Co. Ltd.	2,756	52,102

Invesco S&P International Developed Quality ETF (IDHQ)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Japan-(continued)
Chugai Pharmaceutical Co. Ltd.	2,640	$274,388
Daito Trust Construction Co. Ltd.	911	108,469
Eisai Co. Ltd.	3,616	277,877
FamilyMart Co. Ltd.	2,977	66,140
Fancl Corp.	1,115	29,751
FANUC Corp.	2,384	446,952
Fast Retailing Co. Ltd.	960	525,593
GOLDWIN, Inc.	720	44,641
GungHo Online Entertainment, Inc.	1,373	25,412
Hoshizaki Corp.	644	60,012
Hoya Corp.	4,754	464,939
Itochu Techno-Solutions Corp.	1,076	32,215
Japan Exchange Group, Inc.	6,091	111,496
Japan Tobacco, Inc.	13,440	287,190
Kagome Co. Ltd.	1,242	31,020
Kakaku.com, Inc.	2,344	62,198
Kaken Pharmaceutical Co. Ltd.	519	27,869
Kobe Bussan Co. Ltd.	960	37,201
Kose Corp.	381	51,780
Lion Corp.	4,916	94,886
McDonald’s Holdings Co. Japan Ltd.	820	39,190
Miura Co. Ltd.	1,494	53,069
MonotaRO Co. Ltd.	2,612	64,393
Morinaga & Co. Ltd.	667	32,432
Nexon Co. Ltd.(a)	5,907	80,933
Nifco, Inc.	1,050	28,094
Nihon M&A Center, Inc.	1,828	53,633
Nihon Unisys Ltd.	960	29,761
Nintendo Co. Ltd.	1,435	539,788
Nippon Shinyaku Co. Ltd.	907	81,842
Nissan Chemical Corp.	1,867	78,980
Nitori Holdings Co. Ltd.	1,050	164,545
Nomura Research Institute Ltd.	5,568	124,321
NS Solutions Corp.	836	25,107
NTT DOCOMO, Inc.	15,682	449,545
Otsuka Corp.	1,395	55,344
PeptiDream, Inc.(a)	1,440	69,618
Pigeon Corp.	2,027	73,218
Recruit Holdings Co. Ltd.	18,000	714,785
Sankyu, Inc.	867	43,436
Santen Pharmaceutical Co. Ltd.	4,955	93,993
SCSK Corp.	623	33,971
Shionogi & Co. Ltd.	4,302	260,577
Shizuoka Bank Ltd. (The)	6,708	48,089
Showa Denko K.K.	1,884	46,498
Sompo Holdings, Inc.	4,800	183,036
Sony Financial Holdings, Inc.	1,796	42,222
Subaru Corp.	7,787	198,294
Sundrug Co. Ltd.	804	27,669
Suzuken Co. Ltd.	1,066	41,653
T&D Holdings, Inc.	7,028	77,228
TIS, Inc.	1,050	63,842
Tokio Marine Holdings, Inc.	9,557	527,736
Tokyo Electron Ltd.	2,561	578,904
Trend Micro, Inc.	2,241	119,095
USS Co. Ltd.	2,967	54,749
Workman Co. Ltd.	356	29,233
Yamaha Corp.	1,985	103,659
Zenkoku Hosho Co. Ltd.	875	38,065
ZOZO, Inc.	2,624	44,135
		9,670,113
	Shares	Value
Luxembourg-0.05%
RTL Group S.A.	634	$28,877
Macau-0.35%
Sands China Ltd.	43,630	213,517
Netherlands-3.74%
Akzo Nobel N.V.	3,101	293,136
ASML Holding N.V.	5,843	1,646,323
Randstad N.V.	1,444	83,149
Wolters Kluwer N.V.	3,849	289,710
		2,312,318
New Zealand-0.59%
a2 Milk Co. Ltd.(a)	9,949	96,577
Contact Energy Ltd.	9,511	45,794
Fisher & Paykel Healthcare Corp. Ltd.	7,565	114,070
Fletcher Building Ltd.	10,467	37,594
Spark New Zealand Ltd.	24,184	72,932
		366,967
Norway-0.65%
Equinor ASA	13,536	245,454
Gjensidige Forsikring ASA	3,697	80,615
Salmar ASA	835	40,918
TGS NOPEC Geophysical Co. ASA	1,432	36,523
		403,510
Portugal-0.04%
Navigator Co. S.A. (The)	7,566	27,166
Singapore-0.48%
Genting Singapore Ltd.	70,909	44,678
Mapletree Commercial Trust	27,360	47,107
SATS Ltd.	8,403	28,074
Singapore Exchange Ltd.	9,781	62,345
Singapore Technologies Engineering Ltd.	25,301	76,187
Venture Corp. Ltd.	3,075	36,790
		295,181
South Africa-0.76%
Anglo American PLC	17,921	469,068
South Korea-2.03%
BGF retail Co. Ltd.	228	31,564
Cheil Worldwide, Inc.	1,432	25,412
GS Engineering & Construction Corp.	1,158	27,205
Hanssem Co. Ltd.	606	36,253
HDC Hyundai Development Co.-Engineering & Construction, Class E	1,432	25,111
HDC Hyundai Development Co.-Engineering & Construction, Rts., expiring 03/06/2020(a)	716	1,652
KMW Co. Ltd.(a)	725	30,141
Korea Aerospace Industries Ltd.	1,069	26,997
KT&G Corp.	1,631	130,141
LG Household & Health Care Ltd.	104	109,772
Lotte Corp.	1,043	30,891
Medy-Tox, Inc.	130	35,438
NAVER Corp.	1,815	273,350
NCSoft Corp.	230	122,734
Orion Corp.	339	29,154
Samsung C&T Corp.	1,219	110,972
Samsung Electro-Mechanics Co. Ltd.	710	74,464
Samsung Engineering Co. Ltd.(a)	2,772	40,120
Studio Dragon Corp.(a)	485	33,490
Woongjin Coway Co. Ltd.	809	59,597
		1,254,458

Invesco S&P International Developed Quality ETF (IDHQ)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Spain-1.09%
Aena SME S.A.(b)	979	$181,346
Industria de Diseno Textil S.A.	13,794	464,251
Mapfre S.A.	11,892	30,469
		676,066
Sweden-2.66%
Alfa Laval AB	4,037	100,939
Atlas Copco AB, Class A	13,629	483,586
Axfood AB	1,792	37,146
Boliden AB	3,307	78,672
Epiroc AB, Class A	8,635	100,069
Hennes & Mauritz AB, Class B	10,086	221,473
Industrivarden AB, Class C	1,977	46,622
Investment AB Latour, Class B(c)	1,921	32,068
Kinnevik AB, Class B	4,049	97,795
Sandvik AB	12,925	236,209
Skanska AB, Class B	5,247	121,395
SKF AB, Class B	4,746	87,006
		1,642,980
Switzerland-13.40%
Geberit AG	703	371,162
Kuehne + Nagel International AG	642	103,844
Novartis AG	32,595	3,081,224
Partners Group Holding AG	272	249,537
Roche Holding AG	9,819	3,301,676
Schindler Holding AG, PC	509	131,624
SGS S.A.	87	251,767
Zurich Insurance Group AG	1,905	791,470
		8,282,304
United Kingdom-13.64%
Admiral Group PLC	2,944	87,667
AstraZeneca PLC	15,617	1,528,330
Barratt Developments PLC	12,469	131,953
Berkeley Group Holdings PLC	1,827	126,198
Burberry Group PLC	6,111	157,324
Compass Group PLC	24,760	612,627
Croda International PLC	1,691	111,097
Diageo PLC	38,185	1,515,098
Direct Line Insurance Group PLC	17,836	79,422
Experian PLC	13,796	479,562
Hargreaves Lansdown PLC	5,695	129,498
International Consolidated Airlines Group S.A.	7,294	54,728
	Shares	Value
United Kingdom-(continued)
International Consolidated Airlines Group S.A., ADR	4,189	$62,290
ITV PLC	53,952	96,296
Legal & General Group PLC	105,485	424,799
Micro Focus International PLC	5,797	78,342
Mondi PLC	6,679	136,114
Persimmon PLC	5,279	212,452
Sage Group PLC (The)	17,678	172,070
Smith & Nephew PLC	10,955	263,763
Spirax-Sarco Engineering PLC	1,159	136,279
St James’s Place PLC	7,019	105,848
Taylor Wimpey PLC	50,558	143,355
Unilever N.V.	24,683	1,441,540
Whitbread PLC	2,464	145,188
		8,431,840
United States-0.51%
Ferguson PLC	3,200	286,925
Taro Pharmaceutical Industries Ltd.(a)	332	26,782
		313,707
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $56,199,558)		61,766,156
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.63%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(d)(e)	292,607	292,607
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(d)(e)	98,849	98,888
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $391,489)		391,495
TOTAL INVESTMENTS IN SECURITIES-100.56% (Cost $56,591,047)		62,157,651
OTHER ASSETS LESS LIABILITIES-(0.56)%		(345,811)
NET ASSETS-100.00%		$61,811,840

Investment Abbreviations:
ADR-American Depositary Receipt
PC-Participation Certificate
Rts.-Rights

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2020 was $604,292, which represented less than 1% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at January 31, 2020.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Except for the Funds listed below, as of January 31, 2020, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco China Real Estate ETF
Investments in Securities
Common Stocks & Other Equity Interests	$-	$44,045,709	$-	$44,045,709
Money Market Funds	202,147	-	-	202,147
Total Investments	$202,147	$44,045,709	$-	$44,247,856
Invesco China Small Cap ETF
Investments in Securities
Common Stocks & Other Equity Interests	$7,348,220	$41,691,925	$51,511	$49,091,656
Money Market Funds	347,621	-	-	347,621
Total Investments	$7,695,841	$41,691,925	$51,511	$49,439,277
Invesco China Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$279,848,121	$328,049,025	$-	$607,897,146
Money Market Funds	23,531,919	-	-	23,531,919
Total Investments	$303,380,040	$328,049,025	$-	$631,429,065
Invesco DWA Emerging Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$59,473,482	$133,683,114	$-	$193,156,596
Money Market Funds	11,826	-	-	11,826
Total Investments	$59,485,308	$133,683,114	$-	$193,168,422
Invesco Frontier Markets ETF
Investments in Securities
Common Stocks & Other Equity Interests	$55,986,008	$-	$0	$55,986,008
Money Market Funds	2,279,685	-	-	2,279,685
Total Investments	$58,265,693	$-	$0	$58,265,693
Invesco FTSE RAFI Developed Markets ex-U.S. ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,209,797,193	$-	$0	$1,209,797,193
Money Market Funds	32,139,545	-	-	32,139,545
Total Investments	$1,241,936,738	$-	$0	$1,241,936,738

	Level 1	Level 2	Level 3	Total
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF
Investments in Securities
Common Stocks & Other Equity Interests	$86,788,672	$230,064,869	$11,281	$316,864,822
Money Market Funds	24,440,076	-	-	24,440,076
Total Investments	$111,228,748	$230,064,869	$11,281	$341,304,898
Invesco FTSE RAFI Emerging Markets ETF
Investments in Securities
Common Stocks & Other Equity Interests	$456,805,179	$906,530,861	$-	$1,363,336,040
Money Market Funds	4,653,691	-	-	4,653,691
Total Investments	$461,458,870	$906,530,861	$-	$1,367,989,731
Invesco Global Water ETF
Investments in Securities
Common Stocks & Other Equity Interests	$204,408,297	$-	$56,088	$204,464,385
Money Market Funds	3,523,113	-	-	3,523,113
Total Investments	$207,931,410	$-	$56,088	$207,987,498
Invesco International BuyBack AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$56,588,780	$79,807,265	$0	$136,396,045
Money Market Funds	8,002,527	-	-	8,002,527
Total Investments	$64,591,307	$79,807,265	$0	$144,398,572
Invesco MSCI Global Timber ETF
Investments in Securities
Common Stocks & Other Equity Interests	$125,456,042	$-	$11,300	$125,467,342
Money Market Funds	2,563,239	-	-	2,563,239
Total Investments	$128,019,281	$-	$11,300	$128,030,581
Invesco S&P International Developed Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$61,764,504	$1,652	$-	$61,766,156
Money Market Funds	391,495	-	-	391,495
Total Investments	$62,155,999	$1,652	$-	$62,157,651
Subsequent Event
The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds’ ability to achieve their investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.